GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 96.2%
Argentina – 0.1%
120	Banco Macro SA ADR (Financials)*	$ 1,967
266	Despegar.com Corp. (Consumer Discretionary)*	3,889
328	Grupo Financiero Galicia SA ADR (Financials)	2,913
235	Pampa Energia SA ADR (Utilities)*	3,593
346	Telecom Argentina SA ADR (Communication Services)(a)	1,986
918	YPF SA ADR (Energy)*	4,314

		18,662

Brazil – 4.2%
527	Adecoagro SA (Consumer Staples)*	5,602
19,694	Ambev SA (Consumer Staples)	67,322
1,840	Atacadao SA (Consumer Staples)	7,720
941	B2W Cia Digital (Consumer Discretionary)*	10,793
27,318	B3 SA – Brasil Bolsa Balcao (Financials)	91,448
6,295	Banco Bradesco SA (Financials)	27,559
1,540	Banco BTG Pactual SA (Financials)	36,258
3,849	Banco do Brasil SA (Financials)	24,723
1,707	Banco Inter SA (Financials)	21,837
1,542	Banco Santander Brasil SA (Financials)	12,048
3,022	BB Seguridade Participacoes SA (Financials)	13,537
3,252	BRF SA (Consumer Staples)*	16,037
4,995	CCR SA (Industrials)	13,258
1,812	Centrais Eletricas Brasileiras SA (Utilities)	14,967
1,522	Cia de Saneamento Basico do Estado de Sao Paulo (Utilities)	11,647
1,021	Cia Energetica de Minas Gerais (Utilities)	3,226
2,877	Cia Siderurgica Nacional SA (Materials)	24,595
5,303	Cielo SA (Information Technology)	4,245
2,504	Cosan SA (Energy)	10,511
894	CPFL Energia SA (Utilities)	4,967
1,129	Energisa SA (Utilities)	10,210
4,342	Eneva SA (Utilities)*	14,676
778	Engie Brasil Energia SA (Utilities)	5,957
3,853	Equatorial Energia SA (Utilities)	18,757
4,858	Hapvida Participacoes e Investimentos SA (Health Care)(b)	14,839
1,808	Hypera SA (Health Care)	12,534
2,016	Itau Unibanco Holding SA (Financials)	10,223

Shares	Description	Value

Common Stocks – (continued)
Brazil – (continued)
3,432	Klabin SA (Materials)*	$ 17,213
2,660	Localiza Rent a Car SA (Industrials)	31,553
1,237	Lojas Americanas SA (Consumer Discretionary)	4,437
3,551	Lojas Renner SA (Consumer Discretionary)	32,254
12,005	Magazine Luiza SA (Consumer Discretionary)	46,556
1,319	Multiplan Empreendimentos Imobiliarios SA (Real Estate)	6,464
3,921	Natura & Co. Holding SA (Consumer Staples)*	38,326
1,079	Neoenergia SA (Utilities)	3,858
2,420	Notre Dame Intermedica Participacoes SA (Health Care)	40,658
802	Pagseguro Digital Ltd., Class A (Information Technology)*	39,386
3,260	Petrobras Distribuidora SA (Consumer Discretionary)	15,964
16,494	Petroleo Brasileiro SA (Energy)	84,369
446	Porto Seguro SA (Financials)	4,523
5,136	Raia Drogasil SA (Consumer Staples)	26,881
3,262	Rede D’Or Sao Luiz SA (Health Care)(b)	44,353
5,633	Rumo SA (Industrials)*	22,524
706	Sendas Distribuidora SA (Consumer Staples)	12,045
920	StoneCo Ltd., Class A (Information Technology)*	60,692
3,522	Suzano SA (Materials)*	41,508
1,977	Telefonica Brasil SA (Communication Services)	16,704
3,620	TIM SA (Communication Services)	8,381
3,539	Ultrapar Participacoes SA (Energy)	12,918
394	Usinas Siderurgicas de Minas Gerais SA Usiminas (Materials)	1,526
17,955	Vale SA (Materials)	383,702
6,622	Via Varejo SA (Consumer Discretionary)*	16,131
6,712	WEG SA (Industrials)	44,218
599	XP, Inc., Class A (Financials)*	23,756

		1,590,396

Chile – 0.4%
193,627	Banco de Chile (Financials)	19,365

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Chile – (continued)
269	Banco de Credito e Inversiones SA (Financials)	$ 12,691
276,927	Banco Santander Chile (Financials)	14,871
5,992	Cencosud SA (Consumer Staples)	11,655
2,339	Cencosud Shopping SA (Real Estate)	4,372
636	Cia Cervecerias Unidas SA (Consumer Staples)	5,703
34,455	Colbun SA (Utilities)	4,764
650	Empresa Nacional de Telecomunicaciones SA (Communication Services)	3,459
4,755	Empresas CMPC SA (Materials)	11,866
1,764	Empresas COPEC SA (Energy)	17,544
119,225	Enel Americas SA (Utilities)	16,183
111,175	Enel Chile SA (Utilities)	6,584
3,401	Falabella SA (Consumer Discretionary)	14,867

		143,924

China – 36.0%
1,802	360 Security Technology, Inc., Class A (Information Technology)*	3,444
130	51job, Inc. ADR (Industrials)*	9,318
2,920	AAC Technologies Holdings, Inc. (Information Technology)	17,663
716	AECC Aviation Power Co. Ltd., Class A (Industrials)	5,710
4,387	Agile Group Holdings Ltd. (Real Estate)	6,195
12,954	Agricultural Bank of China Ltd., Class A (Financials)	6,672
126,657	Agricultural Bank of China Ltd., Class H (Financials)	51,404
1,086	Aier Eye Hospital Group Co. Ltd., Class A (Health Care)*	14,305
1,753	Air China Ltd., Class A (Industrials)	2,387
8,122	Air China Ltd., Class H (Industrials)*	6,760
506	Airtac International Group (Industrials)	18,332
8,318	Alibaba Group Holding Ltd. ADR (Consumer Discretionary)*	1,779,719
2,379	A-Living Smart City Services Co. Ltd. (Industrials)(b)	11,571
4,025	Aluminum Corp. of China Ltd., Class A (Materials)*	3,388

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
16,858	Aluminum Corp. of China Ltd., Class H (Materials)*	$ 9,948
1,493	Angang Steel Co. Ltd., Class A (Materials)	1,024
6,320	Angang Steel Co. Ltd., Class H (Materials)(a)	4,161
162	Angel Yeast Co. Ltd., Class A (Consumer Staples)*	1,658
1,118	Anhui Conch Cement Co. Ltd., Class A (Materials)	8,611
5,297	Anhui Conch Cement Co. Ltd., Class H (Materials)	32,759
264	Anhui Gujing Distillery Co. Ltd., Class A (Consumer Staples)	10,069
130	Anhui Kouzi Distillery Co. Ltd., Class A (Consumer Staples)	1,377
4,665	ANTA Sports Products Ltd. (Consumer Discretionary)	94,063
65	Asymchem Laboratories Tianjin Co. Ltd., Class A (Health Care)	3,644
84	Autobio Diagnostics Co. Ltd., Class A (Health Care)	1,172
252	Autohome, Inc. ADR (Communication Services)	19,422
341	Avary Holding Shenzhen Co. Ltd., Class A (Information Technology)	1,697
2,727	Avic Capital Co. Ltd., Class A (Financials)	1,721
1,056	AVIC Electromechanical Systems Co. Ltd., Class A (Industrials)	1,751
325	AVIC Jonhon Optronic Technology Co. Ltd., Class A (Information Technology)*	3,885
260	AVIC Shenyang Aircraft Co. Ltd., Class A (Industrials)	3,093
791	AVIC Xi’an Aircraft Industry Group Co. Ltd., Class A (Industrials)	3,360
1,242	Baidu, Inc. ADR (Communication Services)*	243,767
6,042	Bank of Beijing Co. Ltd., Class A (Financials)	4,668
1,104	Bank of Chengdu Co. Ltd., Class A (Financials)	2,295
9,777	Bank of China Ltd., Class A (Financials)	5,128
374,386	Bank of China Ltd., Class H (Financials)	141,815
10,544	Bank of Communications Co. Ltd., Class A (Financials)	8,162

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
32,525	Bank of Communications Co. Ltd., Class H (Financials)	$ 21,959
1,639	Bank of Hangzhou Co. Ltd., Class A (Financials)	4,264
3,870	Bank of Jiangsu Co. Ltd., Class A (Financials)	4,649
2,840	Bank of Nanjing Co. Ltd., Class A (Financials)	4,584
1,614	Bank of Ningbo Co. Ltd., Class A (Financials)	10,809
4,060	Bank of Shanghai Co. Ltd., Class A (Financials)	5,412
1,499	Bank of Zhengzhou Co. Ltd., Class A (Financials)	878
4,495	Baoshan Iron & Steel Co. Ltd., Class A (Materials)	5,548
2,532	BBMG Corp., Class A (Materials)	1,101
11,011	BBMG Corp., Class H (Materials)	2,156
325	BeiGene Ltd. ADR (Health Care)*	116,516
1,298	Beijing Dabeinong Technology Group Co. Ltd., Class A (Consumer Staples)	1,667
812	Beijing Enlight Media Co. Ltd., Class A (Communication Services)	1,594
2,147	Beijing Enterprises Holdings Ltd. (Utilities)	7,496
18,219	Beijing Enterprises Water Group Ltd. (Utilities)*	7,277
483	Beijing New Building Materials PLC, Class A (Industrials)	3,303
680	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A (Materials)	6,113
974	Beijing Originwater Technology Co. Ltd., Class A (Industrials)*	1,092
195	Beijing Shiji Information Technology Co. Ltd., Class A (Information Technology)	1,142
195	Beijing Shunxin Agriculture Co. Ltd., Class A (Consumer Staples)	1,540
454	Beijing Sinnet Technology Co. Ltd., Class A (Information Technology)	1,071
390	Beijing Tiantan Biological Products Corp. Ltd., Class A (Health Care)	2,110
13,191	Beijing-Shanghai High Speed Railway Co. Ltd., Class A (Industrials)	11,993

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
81	Betta Pharmaceuticals Co. Ltd., Class A (Health Care)	$ 1,374
65	BGI Genomics Co. Ltd., Class A (Health Care)	1,267
1,050	Bilibili, Inc. ADR (Communication Services)*	112,539
5,676	Blue Moon Group Holdings Ltd. (Consumer Staples)*(b)	8,088
16,043	BOC Hong Kong Holdings Ltd. (Financials)	59,116
600	BOC International China Co. Ltd., Class A (Financials)	1,545
11,022	BOE Technology Group Co. Ltd., Class A (Information Technology)	10,903
14,036	Brilliance China Automotive Holdings Ltd. (Consumer Discretionary)(c)	13,201
487	BYD Co. Ltd., Class A (Consumer Discretionary)	13,893
3,678	BYD Co. Ltd., Class H (Consumer Discretionary)	84,208
454	By-health Co. Ltd., Class A (Consumer Staples)	2,633
1,104	Caitong Securities Co. Ltd., Class A (Financials)	1,968
328	CanSino Biologics, Inc., Class H (Health Care)*(a)(b)	13,363
81	Changchun High & New Technology Industry Group, Inc., Class A (Health Care)	5,088
1,688	Changjiang Securities Co. Ltd., Class A (Financials)	2,089
519	Chaozhou Three-Circle Group Co. Ltd., Class A (Information Technology)*	3,063
195	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A (Health Care)	687
11,014	China Bohai Bank Co. Ltd., Class H (Financials)(b)	4,655
39,215	China Cinda Asset Management Co. Ltd., Class H (Financials)	8,387
1,428	China CITIC Bank Corp. Ltd., Class A (Financials)	1,184
42,657	China CITIC Bank Corp. Ltd., Class H (Financials)*	23,303
1,039	China Coal Energy Co. Ltd., Class A (Energy)	1,180

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
9,972	China Coal Energy Co. Ltd., Class H (Energy)	$ 6,051
7,081	China Conch Venture Holdings Ltd. (Industrials)	32,570
2,922	China Construction Bank Corp., Class A (Financials)	3,221
415,318	China Construction Bank Corp., Class H (Financials)	342,464
2,532	China Eastern Airlines Corp. Ltd., Class A (Industrials)	2,226
7,517	China Eastern Airlines Corp. Ltd., Class H (Industrials)	3,535
11,173	China Everbright Bank Co. Ltd., Class A (Financials)	6,772
32,683	China Everbright Bank Co. Ltd., Class H (Financials)	13,938
15,611	China Everbright Environment Group Ltd. (Industrials)	9,313
8,670	China Evergrande Group (Real Estate)	13,516
9,716	China Feihe Ltd. (Consumer Staples)(b)	26,476
454	China Film Co. Ltd., Class A (Communication Services)	930
1,181	China Fortune Land Development Co. Ltd., Class A (Real Estate)	1,014
1,039	China Galaxy Securities Co. Ltd., Class A (Financials)	1,809
16,406	China Galaxy Securities Co. Ltd., Class H (Financials)	10,357
1,428	China Gezhouba Group Co. Ltd., Class A (Industrials)	1,588
519	China Great Wall Securities Co. Ltd., Class A (Financials)	861
909	China Greatwall Technology Group Co. Ltd., Class A (Information Technology)	2,160
12,023	China Hongqiao Group Ltd. (Materials)	19,425
31,929	China Huarong Asset Management Co. Ltd., Class H (Financials)(b)(c)	4,196
300	China International Capital Corp. Ltd., Class A (Financials)*	2,803
6,203	China International Capital Corp. Ltd., Class H (Financials)(b)	18,222

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
454	China International Marine Containers Group Co. Ltd., Class A (Industrials)	$ 1,120
1,314	China International Marine Containers Group Co. Ltd., Class H (Industrials)	2,506
28,729	China Jinmao Holdings Group Ltd. (Real Estate)	11,104
1,187	China Jushi Co. Ltd., Class A (Materials)	2,986
4,347	China Lesso Group Holdings Ltd. (Industrials)	11,022
584	China Life Insurance Co. Ltd., Class A (Financials)	3,365
33,315	China Life Insurance Co. Ltd., Class H (Financials)	70,566
1,573	China Literature Ltd. (Communication Services)*(b)	16,700
14,212	China Longyuan Power Group Corp. Ltd., Class H (Utilities)	20,435
12,117	China Mengniu Dairy Co. Ltd. (Consumer Staples)*	71,658
5,541	China Merchants Bank Co. Ltd., Class A (Financials)	50,899
18,414	China Merchants Bank Co. Ltd., Class H (Financials)	170,107
1,817	China Merchants Energy Shipping Co. Ltd., Class A (Energy)	1,526
5,968	China Merchants Port Holdings Co. Ltd. (Industrials)	9,858
2,094	China Merchants Securities Co. Ltd., Class A (Financials)	6,731
2,196	China Merchants Securities Co. Ltd., Class H (Financials)(b)	3,480
1,651	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A (Real Estate)	3,028
9,526	China Minsheng Banking Corp. Ltd., Class A (Financials)	7,060
30,881	China Minsheng Banking Corp. Ltd., Class H (Financials)	16,432
5,048	China Molybdenum Co. Ltd., Class A (Materials)	4,550
16,254	China Molybdenum Co. Ltd., Class H (Materials)	10,890

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
17,321	China National Building Material Co. Ltd., Class H (Materials)	$ 22,941
130	China National Software & Service Co. Ltd., Class A (Information Technology)	1,188
976	China Northern Rare Earth Group High-Tech Co. Ltd., Class A (Materials)*	3,133
21,511	China Overseas Land & Investment Ltd. (Real Estate)	52,104
1,839	China Pacific Insurance Group Co. Ltd., Class A (Financials)	10,121
11,675	China Pacific Insurance Group Co. Ltd., Class H (Financials)*	44,299
6,483	China Petroleum & Chemical Corp., Class A (Energy)	4,550
111,750	China Petroleum & Chemical Corp., Class H (Energy)	60,616
5,426	China Railway Group Ltd., Class A (Industrials)	4,635
17,904	China Railway Group Ltd., Class H (Industrials)	9,458
1,377	China Railway Signal & Communication Corp. Ltd., Class A (Information Technology)	1,241
8,200	China Railway Signal & Communication Corp. Ltd., Class H (Information Technology)(b)	3,328
32,136	China Reinsurance Group Corp., Class H (Financials)	3,519
6,379	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	56,545
9,774	China Resources Cement Holdings Ltd. (Materials)	10,364
3,991	China Resources Gas Group Ltd. (Utilities)	24,733
12,904	China Resources Land Ltd. (Real Estate)	60,933
2,525	China Resources Mixc Lifestyle Services Ltd. (Real Estate)*(b)	14,461
7,443	China Resources Pharmaceutical Group Ltd. (Health Care)(b)	5,293
7,964	China Resources Power Holdings Co. Ltd. (Utilities)	10,281
325	China Satellite Communications Co. Ltd., Class A (Communication Services)	820

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,634	China Shenhua Energy Co. Ltd., Class A (Energy)	$ 5,114
15,121	China Shenhua Energy Co. Ltd., Class H (Energy)	33,392
2,207	China Southern Airlines Co. Ltd., Class A (Industrials)*	2,287
7,341	China Southern Airlines Co. Ltd., Class H (Industrials)*	5,221
6,414	China Taiping Insurance Holdings Co. Ltd. (Financials)	11,966
422	China Tourism Group Duty Free Corp. Ltd., Class A (Consumer Discretionary)	22,814
165,717	China Tower Corp. Ltd., Class H (Communication Services)(b)	22,632
454	China TransInfo Technology Co. Ltd., Class A (Information Technology)	1,088
2,612	China Vanke Co. Ltd., Class A (Real Estate)	11,053
8,478	China Vanke Co. Ltd., Class H (Real Estate)	29,219
4,593	China Yangtze Power Co. Ltd., Class A (Utilities)	14,186
2,597	China Zheshang Bank Co. Ltd., Class A (Financials)	1,647
81	Chongqing Brewery Co. Ltd., Class A (Consumer Staples)*	2,202
2,442	Chongqing Changan Automobile Co. Ltd., Class A (Consumer Discretionary)*	8,835
2,727	Chongqing Rural Commercial Bank Co. Ltd., Class A (Financials)	1,824
11,365	Chongqing Rural Commercial Bank Co. Ltd., Class H (Financials)*	5,242
430	Chongqing Zhifei Biological Products Co. Ltd., Class A (Health Care)	12,690
16,560	CIFI Holdings Group Co. Ltd. (Real Estate)	14,445
28,484	CITIC Ltd. (Industrials)	33,470
200	Citic Pacific Special Steel Group Co. Ltd., Class A (Materials)	754
2,860	CITIC Securities Co. Ltd., Class A (Financials)	11,757
10,200	CITIC Securities Co. Ltd., Class H (Financials)	28,189
726	CNPC Capital Co. Ltd., Class A (Industrials)	698

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
626	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	$ 40,262
974	COSCO SHIPPING Energy Transportation Co. Ltd., Class A (Energy)	945
6,700	COSCO SHIPPING Energy Transportation Co. Ltd., Class H (Energy)	3,125
1,801	COSCO SHIPPING Holdings Co. Ltd., Class A (Industrials)*	6,128
11,552	COSCO SHIPPING Holdings Co. Ltd., Class H (Industrials)*	24,141
39,944	Country Garden Holdings Co. Ltd. (Real Estate)	50,898
6,769	Country Garden Services Holdings Co. Ltd. (Industrials)	68,680
616	CSC Financial Co. Ltd., Class A (Financials)	3,315
4,071	CSC Financial Co. Ltd., Class H (Financials)(b)	5,277
1,025	Dada Nexus Ltd. ADR (Consumer Discretionary)*	25,758
9,784	Dali Foods Group Co. Ltd. (Consumer Staples)(b)	6,215
3,489	Daqin Railway Co. Ltd., Class A (Industrials)	3,797
156	DaShenLin Pharmaceutical Group Co. Ltd., Class A (Consumer Staples)	1,818
1,493	Datang International Power Generation Co. Ltd., Class A (Utilities)	624
12,692	Datang International Power Generation Co. Ltd., Class H (Utilities)	2,044
909	DHC Software Co. Ltd., Class A (Information Technology)	1,058
195	Dong-E-E-Jiao Co. Ltd., Class A (Health Care)	1,111
844	Dongfang Electric Corp. Ltd., Class A (Industrials)	1,513
1,643	Dongfang Electric Corp. Ltd., Class H (Industrials)	1,492
12,784	Dongfeng Motor Group Co. Ltd., Class H (Consumer Discretionary)	12,156
844	Dongxing Securities Co. Ltd., Class A (Financials)	1,513
2,776	East Money Information Co. Ltd., Class A (Financials)	13,648

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
100	Ecovacs Robotics Co. Ltd., Class A (Consumer Discretionary)*	$ 2,778
3,399	ENN Energy Holdings Ltd. (Utilities)	62,449
500	ENN Natural Gas Co. Ltd., Class A (Materials)	1,346
493	Eve Energy Co. Ltd., Class A (Industrials)	8,047
1,168	Everbright Securities Co. Ltd., Class A (Financials)	3,092
1,234	Everbright Securities Co. Ltd., Class H (Financials)(b)	1,084
12,506	Evergrande Property Services Group Ltd. (Real Estate)*(b)	19,303
1,181	Fangda Carbon New Material Co. Ltd., Class A (Industrials)*	1,606
519	FAW Jiefang Group Co. Ltd., Class A (Consumer Discretionary)*	897
325	Fiberhome Telecommunication Technologies Co. Ltd., Class A (Information Technology)	917
1,218	First Capital Securities Co. Ltd., Class A (Financials)*	1,383
244	Flat Glass Group Co. Ltd., Class A (Information Technology)	1,084
1,841	Flat Glass Group Co. Ltd., Class H (Information Technology)(a)	5,195
3,943	Focus Media Information Technology Co. Ltd., Class A (Communication Services)	6,445
537	Foshan Haitian Flavouring & Food Co. Ltd., Class A (Consumer Staples)	11,453
1,947	Founder Securities Co. Ltd., Class A (Financials)*	3,152
2,252	Foxconn Industrial Internet Co. Ltd., Class A (Information Technology)	4,367
325	Fujian Sunner Development Co. Ltd., Class A (Consumer Staples)	1,279
285	Futu Holdings Ltd. ADR (Financials)*(a)	40,547
584	Fuyao Glass Industry Group Co. Ltd., Class A (Consumer Discretionary)	4,723
2,264	Fuyao Glass Industry Group Co. Ltd., Class H (Consumer Discretionary)(b)	14,235
300	Ganfeng Lithium Co. Ltd., Class A (Materials)	5,599

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
861	Ganfeng Lithium Co. Ltd., Class H (Materials)(b)	$ 11,548
799	GDS Holdings Ltd. ADR (Information Technology)*	60,101
1,363	Gemdale Corp., Class A (Real Estate)	2,329
1,691	GF Securities Co. Ltd., Class A (Financials)	4,291
5,913	GF Securities Co. Ltd., Class H (Financials)	8,533
454	Giant Network Group Co. Ltd., Class A (Communication Services)	987
182	Gigadevice Semiconductor Beijing, Inc., Class A (Information Technology)	3,815
974	GoerTek, Inc., Class A (Information Technology)	5,897
300	Gotion High-tech Co. Ltd., Class A (Industrials)*	1,667
584	Great Wall Motor Co. Ltd., Class A (Consumer Discretionary)	3,370
13,707	Great Wall Motor Co. Ltd., Class H (Consumer Discretionary)	38,058
1,799	Greenland Holdings Corp. Ltd., Class A (Real Estate)	1,633
648	GSX Techedu, Inc. ADR (Consumer Discretionary)*(a)	12,014
454	Guangdong Haid Group Co. Ltd., Class A (Consumer Staples)*	5,662
12,554	Guangdong Investment Ltd. (Utilities)	18,698
436	Guangzhou Automobile Group Co. Ltd., Class A (Consumer Discretionary)	801
12,563	Guangzhou Automobile Group Co. Ltd., Class H (Consumer Discretionary)	10,877
584	Guangzhou Baiyun International Airport Co. Ltd., Class A (Industrials)	1,088
390	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A (Health Care)	1,931
1,063	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H (Health Care)	3,095
81	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A (Health Care)	1,854
7,200	Guangzhou R&F Properties Co. Ltd., Class H (Real Estate)	9,722
195	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A (Information Technology)	4,057

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
200	Guangzhou Tinci Materials Technology Co. Ltd., Class A (Materials)	$ 2,744
390	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A (Financials)*	805
1,233	Guosen Securities Co. Ltd., Class A (Financials)*	2,205
2,148	Guotai Junan Securities Co. Ltd., Class A (Financials)	5,936
3,946	Guotai Junan Securities Co. Ltd., Class H (Financials)(b)	5,938
1,201	Guoyuan Securities Co. Ltd., Class A (Financials)	1,535
4,105	Haidilao International Holding Ltd. (Consumer Discretionary)(b)	23,218
1,695	Haier Smart Home Co. Ltd., Class A (Consumer Discretionary)	8,166
9,847	Haier Smart Home Co. Ltd., Class H (Consumer Discretionary)*	41,423
2,792	Haitong Securities Co. Ltd., Class A (Financials)	5,151
13,475	Haitong Securities Co. Ltd., Class H (Financials)	12,899
153	Han’s Laser Technology Industry Group Co. Ltd., Class A (Industrials)	896
194	Hangzhou First Applied Material Co. Ltd., Class A (Information Technology)	2,406
260	Hangzhou Robam Appliances Co. Ltd., Class A (Consumer Discretionary)	1,812
115	Hangzhou Tigermed Consulting Co. Ltd., Class A (Health Care)*	3,102
519	Hangzhou Tigermed Consulting Co. Ltd., Class H (Health Care)(b)	10,338
4,043	Hansoh Pharmaceutical Group Co. Ltd. (Health Care)*(b)	17,242
649	Henan Shuanghui Investment & Development Co. Ltd., Class A (Consumer Staples)	3,626
2,792	Hengan International Group Co. Ltd. (Consumer Staples)	18,832
1,299	Hengli Petrochemical Co. Ltd., Class A (Materials)	5,899

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
22,432	HengTen Networks Group Ltd. (Consumer Discretionary)*(a)	$ 22,746
584	Hengtong Optic-electric Co. Ltd., Class A (Information Technology)	1,091
1,097	Hengyi Petrochemical Co. Ltd., Class A (Materials)*	2,177
3,246	Hesteel Co. Ltd., Class A (Materials)*	1,279
130	Hithink RoyalFlush Information Network Co. Ltd., Class A (Financials)	2,434
325	Hongta Securities Co. Ltd., Class A (Financials)	690
3,377	Hua Hong Semiconductor Ltd. (Information Technology)*(b)	18,339
2,467	Huadian Power International Corp. Ltd., Class A (Utilities)	1,340
8,437	Huadian Power International Corp. Ltd., Class H (Utilities)	2,598
519	Huadong Medicine Co. Ltd., Class A (Health Care)	4,160
800	Huafon Chemical Co. Ltd., Class A (Materials)	1,578
519	Hualan Biological Engineering, Inc., Class A (Health Care)*	3,253
1,493	Huaneng Lancang River Hydropower, Inc., Class A (Utilities)	1,264
2,077	Huaneng Power International, Inc., Class A (Utilities)	1,380
18,339	Huaneng Power International, Inc., Class H (Utilities)	6,521
2,102	Huatai Securities Co. Ltd., Class A (Financials)	5,651
7,318	Huatai Securities Co. Ltd., Class H (Financials)(b)	11,314
779	Huaxi Securities Co. Ltd., Class A (Financials)	1,231
3,059	Huaxia Bank Co. Ltd., Class A (Financials)	3,089
1,205	Huaxin Cement Co. Ltd., Class A (Materials)	4,182
901	Huayu Automotive Systems Co. Ltd., Class A (Consumer Discretionary)	3,415
651	Huazhu Group Ltd. ADR (Consumer Discretionary)*	37,218

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
100	Huizhou Desay Sv Automotive Co. Ltd., Class A (Consumer Discretionary)	$ 1,704
406	Humanwell Healthcare Group Co. Ltd., Class A (Health Care)	1,776
1,300	Hunan Valin Steel Co. Ltd., Class A (Materials)	1,398
253	Hundsun Technologies, Inc., Class A (Information Technology)	3,722
386	HUYA, Inc. ADR (Communication Services)*(a)	5,906
598	Iflytek Co. Ltd., Class A (Information Technology)	5,816
14,818	Industrial & Commercial Bank of China Ltd., Class A (Financials)	12,262
349,798	Industrial & Commercial Bank of China Ltd., Class H (Financials)	229,849
5,580	Industrial Bank Co. Ltd., Class A (Financials)	20,389
2,077	Industrial Securities Co. Ltd., Class A (Financials)	3,604
12,246	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A (Materials)*	3,077
2,467	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A (Materials)*	2,204
1,634	Inner Mongolia Yili Industrial Group Co. Ltd., Class A (Consumer Staples)	10,407
3,686	Innovent Biologics, Inc. (Health Care)*(b)	42,504
1,447	iQIYI, Inc. ADR (Communication Services)*	20,634
162	JA Solar Technology Co. Ltd., Class A (Information Technology)*	791
215	Jafron Biomedical Co. Ltd., Class A (Health Care)	3,106
100	Jason Furniture Hangzhou Co. Ltd., Class A (Consumer Discretionary)	1,262
400	JCET Group Co. Ltd., Class A (Information Technology)*	2,151
1,719	JD Health International, Inc. (Consumer Discretionary)*(b)	23,565
4,109	JD.com, Inc. ADR (Consumer Discretionary)*	303,819

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
454	Jiangsu Expressway Co. Ltd., Class A (Industrials)	$ 711
5,471	Jiangsu Expressway Co. Ltd., Class H (Industrials)	6,584
192	Jiangsu Hengli Hydraulic Co. Ltd., Class A (Industrials)	2,445
1,432	Jiangsu Hengrui Medicine Co. Ltd., Class A (Health Care)*	19,304
325	Jiangsu King’s Luck Brewery JSC Ltd., Class A (Consumer Staples)	3,021
260	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A (Consumer Staples)	8,905
260	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A (Health Care)	1,228
1,104	Jiangsu Zhongnan Construction Group Co. Ltd., Class A (Real Estate)	1,196
909	Jiangsu Zhongtian Technology Co. Ltd., Class A (Industrials)	1,476
584	Jiangxi Copper Co. Ltd., Class A (Materials)	2,368
4,843	Jiangxi Copper Co. Ltd., Class H (Materials)	11,331
779	Jiangxi Zhengbang Technology Co. Ltd., Class A (Consumer Staples)*	1,591
1,623	Jinke Properties Group Co. Ltd., Class A (Real Estate)	1,544
519	Jointown Pharmaceutical Group Co. Ltd., Class A (Health Care)*	1,393
195	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A (Consumer Staples)	1,531
222	JOYY, Inc. ADR (Communication Services)	17,083
162	Juewei Food Co. Ltd., Class A (Consumer Staples)	2,172
3,944	KE Holdings, Inc. ADR (Real Estate)*	204,654
12,385	Kingdee International Software Group Co. Ltd. (Information Technology)*	47,153
600	Kingfa Sci & Tech Co. Ltd., Class A (Materials)	2,096
976	Kingsoft Cloud Holdings Ltd. ADR (Information Technology)*	38,123
3,679	Kingsoft Corp. Ltd. (Information Technology)	24,838
6,090	Kuaishou Technology (Communication Services)*(b)	157,242

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
568	Kuang-Chi Technologies Co. Ltd., Class A (Consumer Discretionary)*	$ 1,608
16,445	Kunlun Energy Co. Ltd. (Utilities)	18,667
314	Kweichow Moutai Co. Ltd., Class A (Consumer Staples)	109,951
5,312	KWG Group Holdings Ltd. (Real Estate)	8,090
4,930	Legend Holdings Corp., Class H (Information Technology)(b)	7,800
30,551	Lenovo Group Ltd. (Information Technology)	36,804
1,278	Lens Technology Co. Ltd., Class A (Information Technology)	5,854
519	Lepu Medical Technology Beijing Co. Ltd., Class A (Health Care)	2,767
3,251	Li Auto, Inc. ADR (Consumer Discretionary)*	75,748
9,657	Li Ning Co. Ltd. (Consumer Discretionary)	88,837
1,751	Lingyi iTech Guangdong Co., Class A (Information Technology)	2,354
130	Livzon Pharmaceutical Group, Inc., Class A (Health Care)	994
743	Livzon Pharmaceutical Group, Inc., Class H (Health Care)	3,772
5,598	Logan Group Co. Ltd. (Real Estate)	8,972
519	Lomon Billions Group Co. Ltd., Class A (Materials)	2,738
7,513	Longfor Group Holdings Ltd. (Real Estate)(b)	43,995
1,039	LONGi Green Energy Technology Co. Ltd., Class A (Information Technology)	15,866
11,024	Lufax Holding Ltd. ADR (Financials)*	134,383
1,880	Luxshare Precision Industry Co. Ltd., Class A (Information Technology)	11,601
393	Luzhou Laojiao Co. Ltd., Class A (Consumer Staples)	16,939
454	Mango Excellent Media Co. Ltd., Class A (Communication Services)	5,242
1,168	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A (Health Care)*	2,188
16,498	Meituan, Class B (Consumer Discretionary)*(b)	563,714
5,518	Metallurgical Corp. of China Ltd., Class A (Industrials)	2,660
12,853	Metallurgical Corp. of China Ltd., Class H (Industrials)	3,130

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
3,594	Microport Scientific Corp. (Health Care)	$ 28,015
900	Midea Group Co. Ltd., Class A (Consumer Discretionary)	11,663
1,432	Ming Yuan Cloud Group Holdings Ltd. (Information Technology)*	7,371
1,003	MINISO Group Holding Ltd. ADR (Consumer Discretionary)*(a)	21,143
719	Momo, Inc. ADR (Communication Services)	10,088
1,010	Muyuan Foods Co. Ltd., Class A (Consumer Staples)	14,330
650	NanJi E-Commerce Co. Ltd., Class A (Communication Services)	996
169	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A (Health Care)	1,128
974	Nanjing Securities Co. Ltd., Class A (Financials)	1,461
1,177	NARI Technology Co. Ltd., Class A (Industrials)	5,594
130	NAURA Technology Group Co. Ltd., Class A (Information Technology)	3,820
584	NavInfo Co. Ltd., Class A (Consumer Discretionary)	1,215
1,709	NetEase, Inc. ADR (Communication Services)	201,542
519	New China Life Insurance Co. Ltd., Class A (Financials)	4,220
4,303	New China Life Insurance Co. Ltd., Class H (Financials)	16,189
1,298	New Hope Liuhe Co. Ltd., Class A (Consumer Staples)	3,094
6,878	New Oriental Education & Technology Group, Inc. ADR (Consumer Discretionary)*	70,362
325	Ninestar Corp., Class A (Information Technology)	1,325
244	Ningbo Tuopu Group Co. Ltd., Class A (Consumer Discretionary)	1,410
1,588	Ningbo Zhoushan Port Co. Ltd., Class A (Industrials)	1,027
750	Ningxia Baofeng Energy Group Co. Ltd., Class A (Materials)	1,741
6,064	NIO, Inc. ADR (Consumer Discretionary)*	234,192

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
7,761	Nongfu Spring Co. Ltd., Class H (Consumer Staples)*(a)(b)	$ 44,697
584	Offcn Education Technology Co. Ltd., Class A (Consumer Discretionary)*	2,293
844	OFILM Group Co. Ltd., Class A (Information Technology)	1,160
1,742	OneConnect Financial Technology Co. Ltd. ADR (Information Technology)*	25,189
91	Oppein Home Group, Inc., Class A (Consumer Discretionary)	2,101
1,817	Orient Securities Co. Ltd., Class A (Financials)	2,924
4,233	Orient Securities Co. Ltd., Class H (Financials)*(b)	2,929
1,039	Oriental Pearl Group Co. Ltd., Class A (Communication Services)	1,465
140	Ovctek China, Inc., Class A (Health Care)	2,164
1,915	People’s Insurance Co. Group of China Ltd. (The), Class A (Financials)	1,879
36,720	People’s Insurance Co. Group of China Ltd. (The), Class H (Financials)	13,625
585	Perfect World Co. Ltd., Class A (Communication Services)	1,975
4,672	PetroChina Co. Ltd., Class A (Energy)	3,426
93,157	PetroChina Co. Ltd., Class H (Energy)	38,048
65	Pharmaron Beijing Co. Ltd., Class A (Health Care)	1,826
551	Pharmaron Beijing Co. Ltd., Class H (Health Care)(b)	12,970
30,889	PICC Property & Casualty Co. Ltd., Class H (Financials)	30,127
383	Pinduoduo, Inc. ADR (Consumer Discretionary)*	47,829
5,213	Ping An Bank Co. Ltd., Class A (Financials)	20,055
2,118	Ping An Healthcare and Technology Co. Ltd. (Health Care)*(a)(b)	24,328
2,910	Ping An Insurance Group Co. of China Ltd., Class A (Financials)	33,343
27,323	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	298,700
3,215	Poly Developments and Holdings Group Co. Ltd., Class A (Real Estate)*	6,856

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
652	Poly Property Services Co. Ltd., Class H (Real Estate)	$ 5,233
1,045	Pop Mart International Group Ltd. (Consumer Discretionary)*(b)	8,940
7,206	Postal Savings Bank of China Co. Ltd., Class A (Financials)	6,302
57,342	Postal Savings Bank of China Co. Ltd., Class H (Financials)(b)	41,151
4,220	Power Construction Corp. of China Ltd., Class A (Industrials)	2,591
286	Red Star Macalline Group Corp. Ltd., Class A (Real Estate)	449
1,298	RiseSun Real Estate Development Co. Ltd., Class A (Real Estate)	1,290
522	RLX Technology, Inc. ADR (Consumer Staples)*(a)	5,904
1,315	Rongsheng Petrochemical Co. Ltd., Class A (Materials)*	5,538
1,503	SAIC Motor Corp. Ltd., Class A (Consumer Discretionary)	4,810
1,233	Sanan Optoelectronics Co. Ltd., Class A (Information Technology)	5,305
65	Sangfor Technologies, Inc., Class A (Information Technology)*	2,796
2,279	Sany Heavy Industry Co. Ltd., Class A (Industrials)	10,915
909	SDIC Capital Co. Ltd., Class A (Financials)	1,990
1,806	SDIC Power Holdings Co. Ltd., Class A (Utilities)	2,703
8,768	Seazen Group Ltd. (Real Estate)*	9,941
534	Seazen Holdings Co. Ltd., Class A (Real Estate)	4,092
844	SF Holding Co. Ltd., Class A (Industrials)	9,257
1,862	Shaanxi Coal Industry Co. Ltd., Class A (Energy)	3,459
1,090	Shandong Gold Mining Co. Ltd., Class A (Materials)	3,623
3,417	Shandong Gold Mining Co. Ltd., Class H (Materials)(b)	7,414
520	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A (Materials)	2,316

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
300	Shandong Linglong Tyre Co. Ltd., Class A (Consumer Discretionary)	$ 2,331
10,554	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (Health Care)	21,947
100	Shanghai Bairun Investment Holding Group Co. Ltd., Class A (Consumer Staples)	2,007
728	Shanghai Baosight Software Co. Ltd., Class A (Information Technology)	7,538
2,767	Shanghai Electric Group Co. Ltd., Class A (Industrials)*	2,225
12,482	Shanghai Electric Group Co. Ltd., Class H (Industrials)*	4,069
584	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A (Health Care)	6,304
2,149	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H (Health Care)(a)	17,734
503	Shanghai International Airport Co. Ltd., Class A (Industrials)	3,899
2,532	Shanghai International Port Group Co. Ltd., Class A (Industrials)	1,896
200	Shanghai Jinjiang International Hotels Co. Ltd., Class A (Consumer Discretionary)	1,973
362	Shanghai Junshi Biosciences Co. Ltd., Class H (Health Care)*(b)	3,591
260	Shanghai Lingang Holdings Corp. Ltd., Class A (Real Estate)	871
384	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A (Real Estate)	667
260	Shanghai M&G Stationery, Inc., Class A (Industrials)	3,470
584	Shanghai Pharmaceuticals Holding Co. Ltd., Class A (Health Care)	2,097
3,837	Shanghai Pharmaceuticals Holding Co. Ltd., Class H (Health Care)	8,384
7,885	Shanghai Pudong Development Bank Co. Ltd., Class A (Financials)	12,815
113	Shanghai Putailai New Energy Technology Co. Ltd., Class A (Materials)	1,689
1,851	Shanghai RAAS Blood Products Co. Ltd., Class A (Health Care)	2,197

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,168	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A (Consumer Discretionary)	$ 2,586
1,104	Shanxi Meijin Energy Co. Ltd., Class A (Energy)*	1,272
1,753	Shanxi Taigang Stainless Steel Co. Ltd., Class A (Materials)*	1,833
195	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (Consumer Staples)	13,852
649	Shengyi Technology Co. Ltd., Class A (Information Technology)	2,322
91	Shennan Circuits Co. Ltd., Class A (Information Technology)*	1,212
5,767	Shenwan Hongyuan Group Co. Ltd., Class A (Financials)	4,347
3,457	Shenwan Hongyuan Group Co. Ltd., Class H (Financials)(b)	1,038
900	Shenzhen Energy Group Co. Ltd., Class A (Utilities)	1,526
65	Shenzhen Goodix Technology Co. Ltd., Class A (Information Technology)	1,289
195	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A (Health Care)	499
840	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H (Health Care)(b)	1,193
491	Shenzhen Inovance Technology Co. Ltd., Class A (Industrials)	7,394
5,054	Shenzhen International Holdings Ltd. (Industrials)	7,697
195	Shenzhen Kangtai Biological Products Co. Ltd., Class A (Health Care)	5,172
260	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care)	19,781
2,203	Shenzhen Overseas Chinese Town Co. Ltd., Class A (Consumer Discretionary)	2,882
260	Shenzhen Sunway Communication Co. Ltd., Class A (Information Technology)	1,139
3,547	Shenzhou International Group Holdings Ltd. (Consumer Discretionary)	93,776
794	Sichuan Chuantou Energy Co. Ltd., Class A (Utilities)	1,438
390	Sichuan Kelun Pharmaceutical Co. Ltd., Class A (Health Care)*	1,356

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
909	Sinolink Securities Co. Ltd., Class A (Financials)	$ 1,884
1,623	Sinopec Oilfield Service Corp., Class A (Energy)*	505
12,620	Sinopec Oilfield Service Corp., Class H (Energy)*	1,236
1,363	Sinopec Shanghai Petrochemical Co. Ltd., Class A (Materials)	796
15,641	Sinopec Shanghai Petrochemical Co. Ltd., Class H (Materials)	3,910
6,006	Sinopharm Group Co. Ltd., Class H (Health Care)	20,042
934	Sinotrans Ltd., Class A (Industrials)	682
9,388	Sinotrans Ltd., Class H (Industrials)	4,451
2,967	Sinotruk Hong Kong Ltd. (Industrials)	7,126
4,490	Smoore International Holdings Ltd. (Consumer Staples)(b)	29,850
701	Songcheng Performance Development Co. Ltd., Class A (Consumer Discretionary)*	1,967
1,168	SooChow Securities Co. Ltd., Class A (Financials)	1,629
260	Spring Airlines Co. Ltd., Class A (Industrials)	2,784
11,242	Sunac China Holdings Ltd. (Real Estate)	41,353
2,761	Sunac Services Holdings Ltd. (Real Estate)*(b)	8,253
300	Sungrow Power Supply Co. Ltd., Class A (Industrials)	4,267
2,597	Suning.com Co. Ltd., Class A (Consumer Discretionary)	2,793
3,002	Sunny Optical Technology Group Co. Ltd. (Information Technology)	76,389
406	Sunwoda Electronic Co. Ltd., Class A (Industrials)*	1,920
454	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A (Information Technology)	1,293
779	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A (Industrials)*	1,085
1,747	TAL Education Group ADR (Consumer Discretionary)*	69,828
1,104	TBEA Co. Ltd., Class A (Industrials)	2,035
3,769	TCL Technology Group Corp., Class A (Consumer Discretionary)	4,806

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
25,902	Tencent Holdings Ltd. (Communication Services)	$ 2,007,351
3,284	Tencent Music Entertainment Group ADR (Communication Services)*	51,690
100	Thunder Software Technology Co. Ltd., Class A (Information Technology)	2,278
2,012	Tianfeng Securities Co. Ltd., Class A (Financials)	1,633
844	Tianjin Zhonghuan Semiconductor Co. Ltd., Class A (Information Technology)	3,582
584	Tianma Microelectronics Co. Ltd., Class A (Information Technology)*	1,249
8,219	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	15,630
182	Toly Bread Co. Ltd., Class A (Consumer Staples)	1,001
3,318	Tongcheng-Elong Holdings Ltd. (Consumer Discretionary)*	8,913
584	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A (Health Care)	1,152
600	Tongkun Group Co. Ltd., Class A (Materials)	2,005
1,209	Tongwei Co. Ltd., Class A (Consumer Staples)	7,284
65	Topchoice Medical Corp., Class A (Health Care)*	3,576
10,360	Topsports International Holdings Ltd. (Consumer Discretionary)(b)	16,044
4,175	TravelSky Technology Ltd., Class H (Information Technology)	9,015
2,573	Trip.com Group Ltd. ADR (Consumer Discretionary)*	107,680
195	Tsingtao Brewery Co. Ltd., Class A (Consumer Staples)	3,211
2,101	Tsingtao Brewery Co. Ltd., Class H (Consumer Staples)	22,305
162	Unigroup Guoxin Microelectronics Co. Ltd., Class A (Information Technology)	3,388
5,576	Uni-President China Holdings Ltd. (Consumer Staples)	6,092
817	Unisplendour Corp. Ltd., Class A (Information Technology)	2,418

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
325	Universal Scientific Industrial Shanghai Co. Ltd., Class A (Information Technology)	$ 835
2,457	Vipshop Holdings Ltd. ADR (Consumer Discretionary)*	56,830
454	Walvax Biotechnology Co. Ltd., Class A (Health Care)	4,840
843	Wanhua Chemical Group Co. Ltd., Class A (Materials)	14,468
20,066	Want Want China Holdings Ltd. (Consumer Staples)	14,891
287	Weibo Corp. ADR (Communication Services)*	14,591
1,712	Weichai Power Co. Ltd., Class A (Industrials)	4,893
8,699	Weichai Power Co. Ltd., Class H (Industrials)	20,174
1,821	Wens Foodstuffs Group Co. Ltd., Class A (Consumer Staples)	4,023
1,039	Western Securities Co. Ltd., Class A (Financials)	1,452
195	Will Semiconductor Co. Ltd., Class A (Information Technology)	8,772
325	Wingtech Technology Co. Ltd., Class A (Information Technology)	4,482
590	Winning Health Technology Group Co. Ltd., Class A (Health Care)	1,533
331	Wuhan Guide Infrared Co. Ltd., Class A (Information Technology)	1,935
649	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A (Communication Services)	2,469
1,043	Wuliangye Yibin Co. Ltd., Class A (Consumer Staples)	51,900
519	WUS Printed Circuit Kunshan Co. Ltd., Class A (Information Technology)*	1,246
573	WuXi AppTec Co. Ltd., Class A (Health Care)	14,776
1,488	WuXi AppTec Co. Ltd., Class H (Health Care)(b)	30,809
15,000	Wuxi Biologics Cayman, Inc. (Health Care)*(b)	222,444

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
122	Wuxi Lead Intelligent Equipment Co. Ltd., Class A (Information Technology)	$ 1,730
2,402	XCMG Construction Machinery Co. Ltd., Class A (Industrials)	2,531
2,662	Xinhu Zhongbao Co. Ltd., Class A (Real Estate)	1,333
1,039	Xinjiang Goldwind Science & Technology Co. Ltd., Class A (Industrials)	1,979
3,685	Xinjiang Goldwind Science & Technology Co. Ltd., Class H (Industrials)	6,153
18,719	Xinyi Solar Holdings Ltd. (Information Technology)	33,234
1,975	XPeng, Inc. ADR (Consumer Discretionary)*	63,457
1,233	Yango Group Co. Ltd., Class A (Real Estate)	1,080
649	Yanzhou Coal Mining Co. Ltd., Class A (Energy)	1,359
6,042	Yanzhou Coal Mining Co. Ltd., Class H (Energy)	7,699
1,573	Yatsen Holding Ltd. ADR (Consumer Staples)*(a)	17,854
195	Yealink Network Technology Corp. Ltd., Class A (Information Technology)	2,428
91	Yifeng Pharmacy Chain Co. Ltd., Class A (Consumer Staples)*	1,225
1,919	Yihai International Holding Ltd. (Consumer Staples)*	15,156
300	Yihai Kerry Arawana Holdings Co. Ltd., Class A (Consumer Staples)	4,296
2,922	Yonghui Superstores Co. Ltd., Class A (Consumer Staples)	2,611
928	Yonyou Network Technology Co. Ltd., Class A (Information Technology)	5,275
665	YTO Express Group Co. Ltd., Class A (Industrials)	1,148
590	Yunda Holding Co. Ltd., Class A (Industrials)	1,345
287	Yunnan Baiyao Group Co. Ltd., Class A (Health Care)	5,620
195	Yunnan Energy New Material Co. Ltd., Class A (Materials)	5,048
649	Yutong Bus Co. Ltd., Class A (Industrials)	1,365

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
392	Zai Lab Ltd. ADR (Health Care)*	$ 69,643
130	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A (Health Care)	7,702
1,930	Zhejiang Century Huatong Group Co. Ltd., Class A (Communication Services)*	2,012
649	Zhejiang Chint Electrics Co. Ltd., Class A (Industrials)	3,239
909	Zhejiang Dahua Technology Co. Ltd., Class A (Information Technology)	3,353
81	Zhejiang Dingli Machinery Co. Ltd., Class A (Industrials)	829
6,829	Zhejiang Expressway Co. Ltd., Class H (Industrials)	6,036
428	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A (Health Care)	1,352
325	Zhejiang Huayou Cobalt Co. Ltd., Class A (Materials)	5,038
974	Zhejiang Longsheng Group Co. Ltd., Class A (Materials)	2,187
692	Zhejiang NHU Co. Ltd., Class A (Health Care)	3,500
1,026	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (Industrials)	3,554
454	Zhejiang Semir Garment Co. Ltd., Class A (Consumer Discretionary)	853
65	Zhejiang Supor Co. Ltd., Class A (Consumer Discretionary)	747
1,022	Zheshang Securities Co. Ltd., Class A (Financials)	2,118
3,911	ZhongAn Online P&C Insurance Co. Ltd., Class H (Financials)*(b)	19,501
195	Zhongji Innolight Co. Ltd., Class A (Information Technology)	1,228
1,380	Zhongjin Gold Corp. Ltd., Class A (Materials)	2,069
2,351	Zhongsheng Group Holdings Ltd. (Consumer Discretionary)	19,553
600	Zhongtai Securities Co. Ltd., Class A (Financials)*	1,067
2,450	Zhuzhou CRRC Times Electric Co. Ltd., Class H (Industrials)	11,806

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
5,302	Zijin Mining Group Co. Ltd., Class A (Materials)	$ 9,316
25,595	Zijin Mining Group Co. Ltd., Class H (Materials)	39,638
1,868	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A (Industrials)	3,206
7,059	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H (Industrials)	8,777
1,103	ZTE Corp., Class A (Information Technology)	5,433
3,382	ZTE Corp., Class H (Information Technology)	9,129
2,104	ZTO Express Cayman, Inc. ADR (Industrials)	67,517

		13,510,378

Colombia – 0.1%
1,015	Bancolombia SA (Financials)	7,465
16,220	Ecopetrol SA (Energy)	9,661
11,978	Grupo Energia Bogota SA ESP (Utilities)	7,422
1,903	Interconexion Electrica SA ESP (Utilities)	10,586

		35,134

Czech Republic – 0.1%
716	CEZ AS (Utilities)	21,362
332	Komercni banka AS (Financials)*	12,207
2,157	Moneta Money Bank AS (Financials)*(b)	8,055

		41,624

Egypt – 0.1%
6,572	Commercial International Bank Egypt SAE (Financials)*	22,415
4,647	Eastern Co. SAE (Consumer Staples)	3,602
4,876	Fawry for Banking & Payment Technology Services SAE (Information Technology)*	6,800

		32,817

Greece – 0.3%
5,645	Alpha Services and Holdings SA (Financials)*	7,409
11,341	Eurobank Ergasias Services and Holdings SA (Financials)*	10,638

Shares	Description	Value

Common Stocks – (continued)
Greece – (continued)
986	Hellenic Telecommunications Organization SA (Communication Services)	$ 17,590
498	JUMBO SA (Consumer Discretionary)	9,585
408	LAMDA Development SA (Real Estate)*	3,593
309	Motor Oil Hellas Corinth Refineries SA (Energy)	5,059
470	Mytilineos SA (Industrials)	8,720
2,441	National Bank of Greece SA (Financials)*	7,374
874	OPAP SA (Consumer Discretionary)	13,734
508	Public Power Corp. SA (Utilities)*	5,579
248	Terna Energy SA (Utilities)	3,565

		92,846

Hong Kong – 0.0%
577	Orient Overseas International Ltd. (Industrials)	7,546

Hungary – 0.2%
2,114	MOL Hungarian Oil & Gas PLC (Energy)*	16,972
985	OTP Bank Nyrt (Financials)*	54,088
621	Richter Gedeon Nyrt (Health Care)	17,333

		88,393

India – 10.9%
237	ABB India Ltd. (Industrials)	5,198
371	ACC Ltd. (Materials)	10,168
1,234	Adani Enterprises Ltd. (Industrials)*	22,189
1,496	Adani Green Energy Ltd. (Utilities)*	25,585
3,043	Adani Ports & Special Economic Zone Ltd. (Industrials)*	32,603
4,227	Adani Power Ltd. (Utilities)*	5,365
1,201	Adani Total Gas Ltd. (Utilities)*	22,244
1,251	Adani Transmission Ltd. (Utilities)*	24,952
120	Alkem Laboratories Ltd. (Health Care)	4,899
2,707	Ambuja Cements Ltd. (Materials)	12,169
549	Apollo Hospitals Enterprise Ltd. (Health Care)	23,867
8,321	Ashok Leyland Ltd. (Industrials)*	14,312
2,731	Asian Paints Ltd. (Materials)	110,861
685	AU Small Finance Bank Ltd. (Financials)*(b)	9,413
1,114	Aurobindo Pharma Ltd. (Health Care)	15,719

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
854	Avenue Supermarts Ltd. (Consumer Staples)*(b)	$ 35,627
10,150	Axis Bank Ltd. (Financials)*	103,661
311	Bajaj Auto Ltd. (Consumer Discretionary)*	18,029
1,063	Bajaj Finance Ltd. (Financials)*	82,330
171	Bajaj Finserv Ltd. (Financials)*	27,649
127	Bajaj Holdings & Investment Ltd. (Financials)*	6,159
3,447	Bandhan Bank Ltd. (Financials)*(b)	14,441
4,401	Bank of Baroda (Financials)*	5,094
1,222	Berger Paints India Ltd. (Materials)	13,533
5,075	Bharat Electronics Ltd. (Industrials)	10,148
3,747	Bharat Petroleum Corp. Ltd. (Energy)	24,388
10,507	Bharti Airtel Ltd. (Communication Services)	75,942
1,833	Biocon Ltd. (Health Care)*	9,669
32	Bosch Ltd. (Consumer Discretionary)	6,672
531	Britannia Industries Ltd. (Consumer Staples)	25,094
531	Britannia Industries Ltd. (Consumer Staples)*(d)	213
1,054	Cadila Healthcare Ltd. (Health Care)*	9,040
1,772	Cholamandalam Investment and Finance Co. Ltd. (Financials)	13,308
2,169	Cipla Ltd. (Health Care)*	27,975
5,982	Coal India Ltd. (Energy)	12,130
511	Colgate-Palmolive India Ltd. (Consumer Staples)	12,070
1,045	Container Corp. Of India Ltd. (Industrials)	9,631
2,525	Dabur India Ltd. (Consumer Staples)	18,487
554	Divi’s Laboratories Ltd. (Health Care)*	31,509
2,830	DLF Ltd. (Real Estate)	11,184
517	Dr. Reddy’s Laboratories Ltd. (Health Care)	37,072
559	Eicher Motors Ltd. (Consumer Discretionary)*	20,360
4,400	Embassy Office ParksREIT (Real Estate)	19,863
9,652	GAIL India Ltd. (Utilities)	20,379
214	Gland Pharma Ltd. (Health Care)*(b)	9,525
1,746	Godrej Consumer Products Ltd. (Consumer Staples)*	20,359
490	Godrej Properties Ltd. (Real Estate)*	9,198
1,583	Grasim Industries Ltd. (Materials)	32,023
773	Gujarat Gas Ltd. (Utilities)	5,449
982	Havells India Ltd. (Industrials)	13,801

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
4,660	HCL Technologies Ltd. (Information Technology)	$ 60,631
202	HDFC Asset Management Co. Ltd. (Financials)(b)	8,281
3,694	HDFC Life Insurance Co. Ltd. (Financials)*(b)	34,111
580	Hero MotoCorp Ltd. (Consumer Discretionary)	23,951
5,649	Hindalco Industries Ltd. (Materials)	30,236
155	Hindustan Aeronautics Ltd. (Industrials)	2,203
2,896	Hindustan Petroleum Corp. Ltd. (Energy)	11,219
3,561	Hindustan Unilever Ltd. (Consumer Staples)	114,126
10	Honeywell Automation India Ltd. (Information Technology)	5,924
6,952	Housing Development Finance Corp. Ltd. (Financials)	243,883
22,914	ICICI Bank Ltd. (Financials)*	203,401
974	ICICI Lombard General Insurance Co. Ltd. (Financials)(b)	19,953
2,736	ICICI Prudential Life Insurance Co. Ltd. (Financials)*(b)	20,648
15,620	IDFC First Bank Ltd. (Financials)*	12,754
7,605	Indian Oil Corp. Ltd. (Energy)	11,532
1,266	Indraprastha Gas Ltd. (Utilities)	8,976
2,655	Indus Towers Ltd. (Communication Services)	8,866
311	Info Edge India Ltd. (Communication Services)*	19,155
14,622	Infosys Ltd. (Information Technology)	283,599
440	InterGlobe Aviation Ltd. (Industrials)*(b)	10,788
13,226	ITC Ltd. (Consumer Staples)	38,870
2,772	Jindal Steel & Power Ltd. (Materials)*	15,157
4,428	JSW Steel Ltd. (Materials)	42,164
308	Jubilant Foodworks Ltd. (Consumer Discretionary)*	13,268
616	Kansai Nerolac Paints Ltd. (Materials)	4,866
5,481	Kotak Mahindra Bank Ltd. (Financials)*	136,245
188	Larsen & Toubro Infotech Ltd. (Information Technology)(b)	10,200
3,081	Larsen & Toubro Ltd. (Industrials)	62,864
940	Lupin Ltd. (Health Care)	15,686
4,503	Mahindra & Mahindra Ltd. (Consumer Discretionary)	52,578

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
2,091	Marico Ltd. (Consumer Staples)	$ 13,597
590	Maruti Suzuki India Ltd. (Consumer Discretionary)	56,766
233	Mindtree Ltd. (Information Technology)	7,576
5,408	Motherson Sumi Systems Ltd. (Consumer Discretionary)*	17,562
353	Mphasis Ltd. (Information Technology)	9,434
13	MRF Ltd. (Consumer Discretionary)	14,963
477	Muthoot Finance Ltd. (Financials)	8,337
154	Nestle India Ltd. (Consumer Staples)	37,222
11,218	NHPC Ltd. (Utilities)	4,018
2,394	NMDC Ltd. (Materials)	5,924
15,967	NTPC Ltd. (Utilities)	24,014
10,371	Oil & Natural Gas Corp. Ltd. (Energy)	16,084
87	Oracle Financial Services Software Ltd. (Information Technology)	4,234
25	Page Industries Ltd. (Consumer Discretionary)	10,823
3,237	Petronet LNG Ltd. (Energy)	10,760
360	PI Industries Ltd. (Materials)	12,952
621	Pidilite Industries Ltd. (Materials)*	17,659
417	Piramal Enterprises Ltd. (Financials)	10,280
4,535	Power Finance Corp. Ltd. (Financials)	7,543
9,712	Power Grid Corp. of India Ltd. (Utilities)	30,225
7,224	Punjab National Bank (Financials)*	4,213
3,833	REC Ltd. (Financials)	7,733
13,367	Reliance Industries Ltd. (Energy)	386,530
799	SBI Cards & Payment Services Ltd. (Financials)*	11,550
1,564	SBI Life Insurance Co. Ltd. (Financials)(b)	21,090
44	Shree Cement Ltd. (Materials)*	16,797
766	Shriram Transport Finance Co. Ltd. (Financials)	15,386
276	Siemens Ltd. (Industrials)	7,762
113	SRF Ltd. (Materials)	10,163
7,991	State Bank of India (Financials)*	46,556
4,578	Steel Authority of India Ltd. (Materials)	7,640
4,875	Sun Pharmaceutical Industries Ltd. (Health Care)	45,071
3,935	Tata Consultancy Services Ltd. (Information Technology)	170,757

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
2,840	Tata Consumer Products Ltd. (Consumer Staples)	$ 25,676
6,969	Tata Motors Ltd. (Consumer Discretionary)*	30,664
1,970	Tata Motors Ltd., Class A (Consumer Discretionary)*	4,095
6,482	Tata Power Co. Ltd. (The) (Utilities)	9,426
2,914	Tata Steel Ltd. (Materials)	44,388
2,584	Tech Mahindra Ltd. (Information Technology)	36,606
1,632	Titan Co. Ltd. (Consumer Discretionary)	35,527
217	Torrent Pharmaceuticals Ltd. (Health Care)	8,130
488	UltraTech Cement Ltd. (Materials)	44,450
313	United Breweries Ltd. (Consumer Staples)	5,512
1,336	United Spirits Ltd. (Consumer Staples)*	11,273
2,172	UPL Ltd. (Materials)	24,337
7,279	Vedanta Ltd. (Materials)	26,753
1,002	Voltas Ltd. (Industrials)	13,838
5,633	Wipro Ltd. (Information Technology)	41,888
52,946	Yes Bank Ltd. (Financials)*	9,757

		4,101,232

Indonesia – 1.3%
67,735	Adaro Energy Tbk PT (Energy)	5,548
37,601	Aneka Tambang Tbk (Materials)	6,475
90,273	Astra International Tbk PT (Consumer Discretionary)	32,545
49,536	Bank Central Asia Tbk PT (Financials)	109,926
28,307	Bank Jago Tbk PT (Financials)*	24,076
79,291	Bank Mandiri Persero Tbk PT (Financials)	32,194
33,383	Bank Negara Indonesia Persero Tbk PT (Financials)	12,152
238,648	Bank Rakyat Indonesia Persero Tbk PT (Financials)	67,994
151,787	Bank Syariah Indonesia Tbk PT (Financials)*	19,870
116,850	Barito Pacific Tbk PT (Materials)	7,280
6,581	Chandra Asri Petrochemical Tbk PT (Materials)	3,490
32,645	Charoen Pokphand Indonesia Tbk PT (Consumer Staples)	15,311
99,543	Elang Mahkota Teknologi Tbk PT (Communication Services)*	16,445

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Indonesia – (continued)
2,179	Gudang Garam Tbk PT (Consumer Staples)*	$ 5,019
11,449	Indah Kiat Pulp & Paper Tbk PT (Materials)	6,712
8,076	Indocement Tunggal Prakarsa Tbk PT (Materials)	6,742
10,813	Indofood CBP Sukses Makmur Tbk PT (Consumer Staples)	6,150
19,623	Indofood Sukses Makmur Tbk PT (Consumer Staples)	8,551
89,322	Kalbe Farma Tbk PT (Health Care)	9,004
15,725	Mayora Indah Tbk PT (Consumer Staples)	2,862
48,301	Merdeka Copper Gold Tbk PT (Materials)*	8,791
107,747	Sarana Menara Nusantara Tbk PT (Communication Services)	8,863
13,011	Semen Indonesia Persero Tbk PT (Materials)	8,790
212,471	Telkom Indonesia Persero Tbk PT (Communication Services)	48,637
25,634	Unilever Indonesia Tbk PT (Consumer Staples)	10,363
6,746	United Tractors Tbk PT (Energy)	10,307

		494,097

Kuwait – 0.5%
4,933	Agility Public Warehousing Co. KSC (Industrials)	15,094
4,321	Boubyan Bank KSCP (Financials)*	9,503
19,337	Kuwait Finance House KSCP (Financials)	48,118
15,130	Mobile Telecommunications Co. KSCP (Communication Services)	29,858
29,784	National Bank of Kuwait SAKP (Financials)	81,139

		183,712

Luxembourg – 0.0%
678	Reinet Investments SCA (Financials)	14,181

Mexico – 1.8%
21,979	Alfa SAB de CV, Class A (Industrials)	15,365
135,857	America Movil SAB de CV, Series L (Communication Services)	104,236
1,975	Arca Continental SAB de CV (Consumer Staples)	10,981

Shares	Description	Value

Common Stocks – (continued)
Mexico – (continued)
2,611	Becle SAB de CV (Consumer Staples)	$ 6,558
65,851	Cemex SAB de CV, Series CPO (Materials)*	54,352
2,351	Coca-Cola Femsa SAB de CV (Consumer Staples)	11,486
940	El Puerto de Liverpool SAB de CV (Consumer Discretionary)	3,932
13,277	Fibra Uno Administracion SA de CVREIT (Real Estate)	15,496
9,676	Fomento Economico Mexicano SAB de CV (Consumer Staples)	79,122
2,625	GMexico Transportes SAB de CV (Industrials)(b)	4,349
892	Gruma SAB de CV, Class B (Consumer Staples)	9,596
1,586	Grupo Aeroportuario del Pacifico SAB de CV, Class B (Industrials)*	16,678
574	Grupo Aeroportuario del Sureste SAB de CV, Class B (Industrials)*	10,084
6,068	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	13,164
1,956	Grupo Carso SAB de CV, Series A1 (Industrials)*	5,878
266	Grupo Elektra SAB DE CV (Financials)	21,599
12,910	Grupo Financiero Banorte SAB de CV, Class O (Financials)	88,118
8,978	Grupo Financiero Inbursa SAB de CV, Class O (Financials)*	8,868
13,869	Grupo Mexico SAB de CV, Series B (Materials)	66,438
12,475	Grupo Televisa SAB, Series CPO (Communication Services)	32,471
555	Industrias Penoles SAB de CV (Materials)*	8,274
7,171	Kimberly-Clark de Mexico SAB de CV, Class A (Consumer Staples)	12,919
4,597	Orbia Advance Corp. SAB de CV (Materials)	12,924
5,614	Telesites SAB de CV (Communication Services)*	5,427
23,054	Wal-Mart de Mexico SAB de CV (Consumer Staples)	73,629

		691,944

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pakistan – 0.1%
1,352	DG Khan Cement Co. Ltd. (Materials)*	$ 1,065
1,535	Engro Corp. Ltd. (Materials)	3,113
1,335	Engro Polymer & Chemicals Ltd. (Materials)	424
4,801	Hub Power Co. Ltd. (The) (Utilities)	2,426
801	Lucky Cement Ltd. (Materials)*	4,751
2,201	Maple Leaf Cement Factory Ltd. (Materials)*	645
125	National Refinery Ltd. (Energy)*	427
2,884	Oil & Gas Development Co. Ltd. (Energy)	1,784
3,063	Pakistan Petroleum Ltd. (Energy)	1,800
1,329	Pakistan State Oil Co. Ltd. (Energy)	1,995
538	Searle Co. Ltd. (The) (Health Care)	831
1,825	TRG Pakistan (Industrials)*	2,081
2,156	United Bank Ltd. (Financials)	1,805

		23,147

Peru – 0.1%
293	Credicorp Ltd. (Financials)*	40,279
152	Intercorp Financial Services, Inc. (Financials)(a)	4,277

		44,556

Philippines – 0.6%
10,083	Aboitiz Equity Ventures, Inc. (Industrials)	8,438
1,124	Ayala Corp. (Industrials)	18,319
26,380	Ayala Land, Inc. (Real Estate)	19,041
8,082	Bank of the Philippine Islands (Financials)	14,204
7,852	BDO Unibank, Inc. (Financials)	16,723
141	Globe Telecom, Inc. (Communication Services)	5,342
3,661	International Container Terminal Services, Inc. (Industrials)	11,213
12,574	JG Summit Holdings, Inc. (Industrials)	15,311
1,984	Jollibee Foods Corp. (Consumer Discretionary)	7,928
1,126	Manila Electric Co. (Utilities)	6,690
8,054	Metropolitan Bank & Trust Co. (Financials)	8,240
387	PLDT, Inc. (Communication Services)	10,688
1,079	SM Investments Corp. (Industrials)	22,123
46,724	SM Prime Holdings, Inc. (Real Estate)	36,071
3,947	Universal Robina Corp. (Consumer Staples)	11,726

		212,057

Shares	Description	Value

Common Stocks – (continued)
Qatar – 0.7%
8,879	Commercial Bank PSQC (The) (Financials)	$ 13,066
13,272	Industries Qatar QSC (Industrials)	47,014
16,453	Masraf Al Rayan QSC (Financials)	20,150
19,432	Mesaieed Petrochemical Holding Co. (Materials)	10,139
4,466	Ooredoo QPSC (Communication Services)	8,462
2,413	Qatar Electricity & Water Co. QSC (Utilities)	11,026
2,181	Qatar Fuel QSC (Energy)	10,960
12,154	Qatar Gas Transport Co. Ltd. (Energy)	10,413
3,321	Qatar International Islamic Bank QSC (Financials)	8,664
5,184	Qatar Islamic Bank (Financials)	24,627
19,878	Qatar National Bank QPSC (Financials)	96,015

		260,536

Russia – 3.0%
13,839	Alrosa PJSC (Materials)	21,597
801	Gazprom Neft PJSC (Energy)	4,145
52,621	Gazprom PJSC (Energy)	188,241
1,712	LUKOIL PJSC (Energy)	139,052
275	MMC Norilsk Nickel PJSC (Materials)	102,295
4,966	Mobile TeleSystems PJSC (Communication Services)	22,777
3,360	Novatek PJSC (Energy)	66,690
5,553	Novolipetsk Steel PJSC (Materials)	19,962
1,506	Polymetal International PLC (Materials)	36,192
134	Polyus PJSC (Materials)	29,004
5,300	Rosneft Oil Co. PJSC (Energy)	37,831
48,318	Sberbank of Russia PJSC (Financials)	204,402
1,055	Severstal PAO (Materials)	25,280
159,316	Surgutneftegas PJSC (Energy)	78,705
6,595	Tatneft PJSC (Energy)	44,338
7,081	United Co RUSAL International PJSC (Materials)*	5,481
1,386	Yandex NV, Class A (Communication Services)*	94,070

		1,120,062

Saudi Arabia – 2.9%
475	Advanced Petrochemical Co. (Materials)	10,285
5,484	Al Rajhi Bank (Financials)	150,619
4,388	Alinma Bank (Financials)	23,401

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Saudi Arabia – (continued)
1,101	Almarai Co. JSC (Consumer Staples)	$ 16,000
2,496	Arab National Bank (Financials)	14,656
780	Arabian Centres Co. Ltd. (Real Estate)	5,449
1,619	Bank AlBilad (Financials)*	16,405
2,644	Banque Saudi Fransi (Financials)	25,557
109	BinDawood Holding Co. (Consumer Staples)	3,343
257	Bupa Arabia for Cooperative Insurance Co. (Financials)*	8,169
2,369	Dar Al Arkan Real Estate Development Co. (Real Estate)*	6,570
380	Dr Sulaiman Al Habib Medical Services Group Co. (Health Care)	16,537
1,689	Etihad Etisalat Co. (Communication Services)	14,840
263	Jarir Marketing Co. (Consumer Discretionary)	14,699
213	Mouwasat Medical Services Co. (Health Care)	10,246
1,467	National Industrialization Co. (Materials)*	7,299
538	National Petrochemical Co. (Materials)	6,599
979	Rabigh Refining & Petrochemical Co. (Energy)*	6,004
6,581	Riyad Bank (Financials)	46,152
899	SABIC Agri-Nutrients Co. (Materials)	24,116
1,609	Sahara International Petrochemical Co. (Materials)	12,528
1,808	Saudi Arabian Mining Co. (Materials)*	27,336
15,772	Saudi Arabian Oil Co. (Energy)(b)	148,249
4,025	Saudi Basic Industries Corp. (Materials)	133,301
3,924	Saudi British Bank (The) (Financials)*	32,646
3,503	Saudi Electricity Co. (Utilities)	22,979
987	Saudi Industrial Investment Group (Materials)	10,106
3,291	Saudi Kayan Petrochemical Co. (Materials)*	15,427
9,824	Saudi National Bank (Financials)	140,934
2,708	Saudi Telecom Co. (Communication Services)	88,673
1,171	Savola Group (The) (Consumer Staples)	12,693

Shares	Description	Value

Common Stocks – (continued)
Saudi Arabia – (continued)
1,042	Yanbu National Petrochemical Co. (Materials)	$ 19,311

		1,091,129

Singapore – 0.0%
931	BOC Aviation Ltd. (Industrials)(b)	8,384

South Africa – 3.2%
2,670	Absa Group Ltd. (Financials)*	27,660
357	African Rainbow Minerals Ltd. (Materials)	6,785
184	Anglo American Platinum Ltd. (Materials)	23,190
1,521	Aspen Pharmacare Holdings Ltd. (Health Care)*	18,099
1,428	Bid Corp. Ltd. (Consumer Staples)*	30,195
1,474	Bidvest Group Ltd. (The) (Industrials)	20,794
294	Capitec Bank Holdings Ltd. (Financials)	35,310
1,054	Clicks Group Ltd. (Consumer Staples)	19,835
1,520	Discovery Ltd. (Financials)*	15,779
1,330	Exxaro Resources Ltd. (Energy)(a)	14,664
16,626	FirstRand Ltd. (Financials)	68,102
3,119	Gold Fields Ltd. (Materials)	37,753
2,081	Harmony Gold Mining Co. Ltd. (Materials)	10,704
3,365	Impala Platinum Holdings Ltd. (Materials)	58,092
214	Kumba Iron Ore Ltd. (Materials)	9,539
7,498	MTN Group (Communication Services)*	55,138
1,502	MultiChoice Group (Communication Services)	14,894
1,894	Naspers Ltd., Class N (Consumer Discretionary)	417,064
1,832	Nedbank Group Ltd. (Financials)*	21,294
1,204	Northam Platinum Ltd. (Materials)*	19,352
21,081	Old Mutual Ltd. (Financials)	21,867
3,753	Pepkor Holdings Ltd. (Consumer Discretionary)*(b)	5,480
2,674	Rand Merchant Investment Holdings Ltd. (Financials)	6,304
2,106	Remgro Ltd. (Financials)	18,484
7,541	Sanlam Ltd. (Financials)	32,273
1,965	Sasol Ltd. (Materials)*	32,010
1,922	Shoprite Holdings Ltd. (Consumer Staples)	21,290
12,485	Sibanye Stillwater Ltd. (Materials)	56,773
5,447	Standard Bank Group Ltd. (Financials)	52,604

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Africa – (continued)
2,278	Vodacom Group Ltd. (Communication Services)	$ 21,828
4,104	Woolworths Holdings Ltd. (Consumer Discretionary)*	16,566

		1,209,722

South Korea – 12.2%
122	Alteogen, Inc. (Health Care)*	7,723
117	Amorepacific Corp. (Consumer Staples)	30,108
132	AMOREPACIFIC Group (Consumer Staples)	9,030
35	BGF retail Co. Ltd. (Consumer Staples)	5,617
1,035	BNK Financial Group, Inc. (Financials)	7,378
155	Bukwang Pharmaceutical Co. Ltd. (Health Care)	2,960
370	Celltrion Healthcare Co. Ltd. (Health Care)*	39,976
73	Celltrion Pharm, Inc. (Health Care)*	9,039
365	Celltrion, Inc. (Health Care)*	89,507
248	Cheil Worldwide, Inc. (Communication Services)	5,348
25	Chong Kun Dang Pharmaceutical Corp. (Health Care)	2,925
27	CJ CheilJedang Corp. (Consumer Staples)	11,439
59	CJ Corp. (Industrials)	5,793
45	CJ ENM Co. Ltd. (Consumer Discretionary)	6,318
33	CJ Logistics Corp. (Industrials)*	5,030
218	Coway Co. Ltd. (Consumer Discretionary)	15,872
82	CS Wind Corp. (Industrials)	5,661
733	Daewoo Engineering & Construction Co. Ltd. (Industrials)*	5,245
212	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Industrials)*	6,415
181	DB Insurance Co. Ltd. (Financials)	8,212
67	DL E&C Co. Ltd. (Industrials)*	8,050
227	Dongsuh Cos., Inc. (Consumer Staples)	6,137
175	Doosan Bobcat, Inc. (Industrials)*	7,940
32	Doosan Co. Ltd. (Industrials)	2,488
145	Doosan Fuel Cell Co. Ltd. (Industrials)*	5,558
868	Doosan Heavy Industries & Construction Co. Ltd. (Industrials)*	13,892
597	Doosan Infracore Co. Ltd. (Industrials)*	6,638

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
88	Douzone Bizon Co. Ltd. (Information Technology)	$ 6,659
44	Ecopro BM Co. Ltd. (Industrials)	7,085
64	E-MART, Inc. (Consumer Staples)	8,952
194	Fila Holdings Corp. (Consumer Discretionary)	9,550
89	Genexine, Inc. (Health Care)*	7,988
19	Green Cross Corp. (Health Care)	5,920
240	GS Engineering & Construction Corp. (Industrials)	9,554
303	GS Holdings Corp. (Energy)	12,565
103	GS Retail Co. Ltd. (Consumer Staples)	3,440
1,157	Hana Financial Group, Inc. (Financials)	47,253
52	Hanjin Kal Corp. (Industrials)*	3,063
295	Hankook Tire & Technology Co. Ltd. (Consumer Discretionary)	12,789
23	Hanmi Pharm Co. Ltd. (Health Care)	7,269
94	Hanmi Science Co. Ltd. (Health Care)	5,883
583	Hanon Systems (Consumer Discretionary)	8,860
33	Hansol Chemical Co. Ltd. (Materials)	7,397
48	Hanssem Co. Ltd. (Consumer Discretionary)	4,648
130	Hanwha Aerospace Co. Ltd. (Industrials)	5,519
170	Hanwha Corp. (Industrials)	4,840
1,675	Hanwha Life Insurance Co. Ltd. (Financials)	5,887
455	Hanwha Solutions Corp. (Materials)*	18,460
147	HDC Hyundai Development Co.-Engineering & Construction, Class E (Industrials)	3,855
143	Helixmith Co. Ltd. (Health Care)*	4,000
114	Hite Jinro Co. Ltd. (Consumer Staples)	3,869
418	HLB, Inc. (Consumer Discretionary)*	12,630
1,164	HMM Co. Ltd. (Industrials)*	51,818
140	Hotel Shilla Co. Ltd. (Consumer Discretionary)	12,226
29	Hugel, Inc. (Health Care)*	5,221
57	HYBE Co. Ltd. (Communication Services)*	13,339
59	Hyundai Department Store Co. Ltd. (Consumer Discretionary)	4,750
95	Hyundai Elevator Co. Ltd. (Industrials)	4,557
268	Hyundai Engineering & Construction Co. Ltd. (Industrials)	13,481
68	Hyundai Glovis Co. Ltd. (Industrials)	11,676

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
167	Hyundai Heavy Industries Holdings Co. Ltd. (Industrials)	$ 10,437
247	Hyundai Marine & Fire Insurance Co. Ltd. (Financials)	5,437
88	Hyundai Mipo Dockyard Co. Ltd. (Industrials)*	6,715
239	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	59,680
518	Hyundai Motor Co. (Consumer Discretionary)	107,752
324	Hyundai Steel Co. (Materials)	15,484
86	Iljin Materials Co. Ltd. (Information Technology)	5,236
1,010	Industrial Bank of Korea (Financials)	9,826
1,038	Kakao Corp. (Communication Services)	113,544
160	Kakao Games Corp. (Communication Services)*	7,474
512	Kangwon Land, Inc. (Consumer Discretionary)*	12,808
1,418	KB Financial Group, Inc. (Financials)	72,470
18	KCC Corp. (Materials)	5,019
91	KEPCO Plant Service & Engineering Co. Ltd. (Industrials)	3,733
956	Kia Corp. (Consumer Discretionary)	72,602
54	KIWOOM Securities Co. Ltd. (Financials)	5,955
114	KMW Co. Ltd. (Information Technology)*	5,162
48	Kolmar BNH Co. Ltd. (Consumer Staples)	2,294
208	Komipharm International Co. Ltd. (Health Care)*	1,940
297	Korea Aerospace Industries Ltd. (Industrials)	9,027
1,150	Korea Electric Power Corp. (Utilities)	26,242
132	Korea Gas Corp. (Utilities)*	3,929
151	Korea Investment Holdings Co. Ltd. (Financials)	14,148
160	Korea Shipbuilding & Offshore Engineering Co. Ltd. (Industrials)*	20,515
40	Korea Zinc Co. Ltd. (Materials)	16,534
778	Korean Air Lines Co. Ltd. (Industrials)*	22,148
286	KT Corp. (Communication Services)	8,667
455	KT&G Corp. (Consumer Staples)	34,146
66	Kumho Petrochemical Co. Ltd. (Materials)	13,818

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
43	LEENO Industrial, Inc. (Information Technology)	$ 6,389
172	LG Chem Ltd. (Materials)	128,310
433	LG Corp. (Industrials)	41,541
892	LG Display Co. Ltd. (Information Technology)*	18,715
408	LG Electronics, Inc. (Consumer Discretionary)	55,422
36	LG Household & Health Care Ltd. (Consumer Staples)	49,386
52	LG Innotek Co. Ltd. (Information Technology)	9,395
958	LG Uplus Corp. (Communication Services)	12,799
54	Lotte Chemical Corp. (Materials)	13,605
133	Lotte Corp. (Industrials)	4,579
45	Lotte Shopping Co. Ltd. (Consumer Discretionary)	4,721
79	LS Corp. (Industrials)	4,859
209	LX Holdings Corp. (Industrials)*	2,296
122	Mando Corp. (Consumer Discretionary)*	7,110
60	MedPacto, Inc. (Health Care)*	4,180
21	Medytox, Inc. (Health Care)	3,203
181	Meritz Fire & Marine Insurance Co. Ltd. (Financials)	2,897
1,161	Meritz Securities Co. Ltd. (Financials)	4,653
1,184	Mirae Asset Securities Co. Ltd. (Financials)	10,467
539	NAVER Corp. (Communication Services)	173,014
60	NCSoft Corp. (Communication Services)	45,835
75	Netmarble Corp. (Communication Services)(b)	9,213
525	NH Investment & Securities Co. Ltd. (Financials)	6,308
11	NongShim Co. Ltd. (Consumer Staples)	2,954
75	OCI Co. Ltd. (Materials)*	8,473
90	Orion Corp. (Consumer Staples)	9,562
926	Pan Ocean Co. Ltd. (Industrials)	5,737
127	Pearl Abyss Corp. (Communication Services)*	6,627
290	POSCO (Materials)	92,827
120	POSCO Chemical Co. Ltd. (Materials)	16,032
185	Posco International Corp. (Industrials)	3,566
83	S-1 Corp. (Industrials)	6,028

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
74	Samsung Biologics Co. Ltd. (Health Care)*(b)	$ 54,871
334	Samsung C&T Corp. (Industrials)	41,327
111	Samsung Card Co. Ltd. (Financials)	3,314
206	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	31,030
21,408	Samsung Electronics Co. Ltd. (Information Technology)	1,537,506
648	Samsung Engineering Co. Ltd. (Industrials)*	11,213
133	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	25,043
1,964	Samsung Heavy Industries Co. Ltd. (Industrials)*	10,354
300	Samsung Life Insurance Co. Ltd. (Financials)	22,380
202	Samsung SDI Co. Ltd. (Information Technology)	115,915
126	Samsung SDS Co. Ltd. (Information Technology)	20,505
223	Samsung Securities Co. Ltd. (Financials)	9,278
175	Seegene, Inc. (Health Care)	10,717
147	Shin Poong Pharmaceutical Co. Ltd. (Health Care)	8,633
1,982	Shinhan Financial Group Co. Ltd. (Financials)	75,083
26	Shinsegae, Inc. (Consumer Discretionary)	7,343
126	SK Biopharmaceuticals Co. Ltd. (Health Care)*	12,766
29	SK Chemicals Co. Ltd. (Materials)	6,592
121	SK Holdings Co. Ltd. (Industrials)	28,804
2,063	SK Hynix, Inc. (Information Technology)	231,216
185	SK Innovation Co. Ltd. (Energy)*	45,450
17	SK Materials Co. Ltd. (Materials)	4,905
525	SK Networks Co. Ltd. (Industrials)	2,815
177	SK Telecom Co. Ltd. (Communication Services)	50,308
155	S-Oil Corp. (Energy)*	13,203
51	Solus Advanced Materials Co. Ltd. (Information Technology)	2,341
21	Soulbrain Co. Ltd./New (Materials)	6,178
432	SSANGYONG C&E Co. Ltd. (Materials)	2,963
52	Studio Dragon Corp. (Communication Services)*	4,476

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
143	WONIK IPS Co. Ltd. (Information Technology)	$ 6,449
1,841	Woori Financial Group, Inc. (Financials)	18,240
178	Yuhan Corp. (Health Care)	10,214

		4,570,179

Taiwan – 14.0%
2,081	Accton Technology Corp. (Information Technology)	21,980
12,905	Acer, Inc. (Information Technology)	14,793
1,736	Advantech Co. Ltd. (Information Technology)	20,432
13,033	ASE Technology Holding Co. Ltd. (Information Technology)	51,915
9,038	Asia Cement Corp. (Materials)	16,421
123	ASMedia Technology, Inc. (Information Technology)	6,385
2,716	Asustek Computer, Inc. (Information Technology)	38,331
36,312	AU Optronics Corp. (Information Technology)*	30,761
2,987	Catcher Technology Co. Ltd. (Information Technology)	19,705
33,493	Cathay Financial Holding Co. Ltd. (Financials)	67,009
5,440	Chailease Holding Co. Ltd. (Financials)	41,084
23,383	Chang Hwa Commercial Bank Ltd. (Financials)	14,245
7,227	Cheng Shin Rubber Industry Co. Ltd. (Consumer Discretionary)	12,349
2,590	Chicony Electronics Co. Ltd. (Information Technology)	7,226
11,528	China Airlines Ltd. (Industrials)*	7,522
63,635	China Development Financial Holding Corp. (Financials)	28,215
14,398	China Life Insurance Co. Ltd. (Financials)	12,794
50,516	China Steel Corp. (Materials)	66,558
1,630	Chroma ATE, Inc. (Information Technology)	11,282
17,018	Chunghwa Telecom Co. Ltd. (Communication Services)	69,322
18,532	Compal Electronics, Inc. (Information Technology)	15,566

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
81,154	CTBC Financial Holding Co. Ltd. (Financials)	$ 67,286
8,279	Delta Electronics, Inc. (Information Technology)	86,997
833	Eclat Textile Co. Ltd. (Consumer Discretionary)	19,488
49,566	E.Sun Financial Holding Co. Ltd. (Financials)	45,384
10,322	Eva Airways Corp. (Industrials)	6,474
11,664	Evergreen Marine Corp. Taiwan Ltd. (Industrials)*	40,533
13,289	Far Eastern New Century Corp. (Industrials)	14,970
7,148	Far EasTone Telecommunications Co. Ltd. (Communication Services)	16,620
1,874	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	16,551
44,613	First Financial Holding Co. Ltd. (Financials)	35,140
7,427	FIT Hon Teng Ltd. (Information Technology)*(b)	2,115
14,624	Formosa Chemicals & Fibre Corp. (Materials)	45,020
5,083	Formosa Petrochemical Corp. (Energy)	18,103
20,852	Formosa Plastics Corp. (Materials)	76,296
325	Formosa Sumco Technology Corp. (Information Technology)	1,962
3,350	Formosa Taffeta Co. Ltd. (Consumer Discretionary)	3,725
4,062	Foxconn Technology Co. Ltd. (Information Technology)	9,459
26,462	Fubon Financial Holding Co. Ltd. (Financials)	68,682
1,009	General Interface Solution Holding Ltd. (Information Technology)	3,546
1,274	Giant Manufacturing Co. Ltd. (Consumer Discretionary)	15,293
906	Globalwafers Co. Ltd. (Information Technology)	26,095
4,287	Highwealth Construction Corp. (Real Estate)	6,591
1,116	Hiwin Technologies Corp. (Industrials)	14,825
52,901	Hon Hai Precision Industry Co. Ltd. (Information Technology)	211,676

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
1,281	Hotai Motor Co. Ltd. (Consumer Discretionary)	$ 26,044
41,647	Hua Nan Financial Holdings Co. Ltd. (Financials)	27,249
38,847	Innolux Corp. (Information Technology)*	31,228
11,202	Inventec Corp. (Information Technology)	10,378
395	Largan Precision Co. Ltd. (Information Technology)	41,436
9,104	Lite-On Technology Corp. (Information Technology)	21,562
7,770	Macronix International Co. Ltd. (Information Technology)	11,904
6,482	MediaTek, Inc. (Information Technology)	224,553
44,719	Mega Financial Holding Co. Ltd. (Financials)	53,359
894	Merida Industry Co. Ltd. (Consumer Discretionary)	10,345
2,983	Micro-Star International Co. Ltd. (Information Technology)	17,904
215	momo.com, Inc. (Consumer Discretionary)	9,688
21,113	Nan Ya Plastics Corp. (Materials)	63,551
953	Nan Ya Printed Circuit Board Corp. (Information Technology)*	10,753
4,970	Nanya Technology Corp. (Information Technology)	14,440
602	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	8,854
2,376	Novatek Microelectronics Corp. (Information Technology)	43,254
1,001	Oneness Biotech Co. Ltd. (Health Care)*	7,469
7,709	Pegatron Corp. (Information Technology)	20,342
651	Phison Electronics Corp. (Information Technology)	10,948
9,982	Pou Chen Corp. (Consumer Discretionary)	13,764
13,902	Powerchip Semiconductor Manufacturing Corp. (Information Technology)	30,620
2,926	Powertech Technology, Inc. (Information Technology)	11,181
2,347	President Chain Store Corp. (Consumer Staples)	22,167
11,639	Quanta Computer, Inc. (Information Technology)	36,880

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
1,946	Realtek Semiconductor Corp. (Information Technology)	$ 34,865
3,757	Ruentex Development Co. Ltd. (Real Estate)	7,097
1,656	Ruentex Industries Ltd. (Consumer Discretionary)	4,943
17,799	Shanghai Commercial & Savings Bank Ltd. (The) (Financials)	29,034
47,287	Shin Kong Financial Holding Co. Ltd. (Financials)	16,927
158	Silicon Motion Technology Corp. ADR (Information Technology)	10,423
2,262	Sino-American Silicon Products, Inc. (Information Technology)	13,454
44,510	SinoPac Financial Holdings Co. Ltd. (Financials)	21,581
2,520	Standard Foods Corp. (Consumer Staples)	4,778
5,644	Synnex Technology International Corp. (Information Technology)	11,943
47,433	Taishin Financial Holding Co. Ltd. (Financials)	25,135
23,904	Taiwan Business Bank (Financials)	8,238
23,001	Taiwan Cement Corp. (Materials)	41,955
39,546	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	29,723
3,227	Taiwan Fertilizer Co. Ltd. (Materials)	6,479
8,900	Taiwan High Speed Rail Corp. (Industrials)	9,272
7,320	Taiwan Mobile Co. Ltd. (Communication Services)	26,308
108,302	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	2,303,426
8,957	Tatung Co. Ltd. (Industrials)*	8,040
7,513	Teco Electric and Machinery Co. Ltd. (Industrials)	8,924
2,062	Tripod Technology Corp. (Information Technology)	9,403
5,286	Unimicron Technology Corp. (Information Technology)	19,913
20,755	Uni-President Enterprises Corp. (Consumer Staples)	54,468
50,225	United Microelectronics Corp. (Information Technology)	94,872

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
4,008	Vanguard International Semiconductor Corp. (Information Technology)	$ 16,904
276	Voltronic Power Technology Corp. (Industrials)	12,536
11,924	Walsin Lihwa Corp. (Industrials)	10,853
1,347	Walsin Technology Corp. (Information Technology)	10,076
2,305	Wan Hai Lines Ltd. (Industrials)	12,838
1,390	Win Semiconductors Corp. (Information Technology)	16,335
12,105	Winbond Electronics Corp. (Information Technology)	14,771
11,809	Wistron Corp. (Information Technology)	13,005
342	Wiwynn Corp. (Information Technology)	11,207
6,848	WPG Holdings Ltd. (Information Technology)	12,738
1,609	Yageo Corp. (Information Technology)	28,421
7,090	Yang Ming Marine Transport Corp. (Industrials)*	27,603
50,641	Yuanta Financial Holding Co. Ltd. (Financials)	46,733
2,195	Yulon Motor Co. Ltd. (Consumer Discretionary)*	3,141
2,491	Zhen Ding Technology Holding Ltd. (Information Technology)	8,710

		5,253,671

Tanzania – 0.1%
1,631	AngloGold Ashanti Ltd. (Materials)	39,041

Thailand – 1.9%
4,574	Advanced Info Service PCL NVDR (Communication Services)	24,736
18,446	Airports of Thailand PCL NVDR (Industrials)	36,744
35,817	Asset World Corp. PCL NVDR (Consumer Discretionary)*	5,502
3,875	B Grimm Power PCL NVDR (Utilities)	5,425
4,512	Bangkok Bank PCL NVDR (Financials)	16,532
7,775	Bangkok Commercial Asset Management PCL NVDR (Financials)	4,628
23,301	Bangkok Dusit Medical Services PCL NVDR (Health Care)	16,031

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Thailand – (continued)
38,841	Bangkok Expressway & Metro PCL NVDR (Industrials)	$ 10,005
3,200	Banpu Power PCL NVDR (Utilities)	1,946
4,853	Berli Jucker PCL NVDR (Consumer Staples)	5,358
34,071	BTS Group Holdings PCL NVDR (Industrials)	9,812
1,996	Bumrungrad Hospital PCL NVDR (Health Care)	8,367
1,698	Carabao Group PCL NVDR (Consumer Staples)	7,145
7,284	Central Pattana PCL NVDR (Real Estate)	11,771
13,418	Central Retail Corp. PCL NVDR (Consumer Discretionary)	14,277
16,274	Charoen Pokphand Foods PCL NVDR (Consumer Staples)	14,191
1,873	Com7 PCL NVDR (Consumer Discretionary)	4,450
23,725	CP ALL PCL NVDR (Consumer Staples)	46,121
1,173	Electricity Generating PCL NVDR (Utilities)	6,531
5,727	Energy Absolute PCL NVDR (Utilities)	10,904
163	Fabrinet (Information Technology)*	14,620
2,914	Global Power Synergy PCL NVDR (Utilities)	6,714
21,167	Gulf Energy Development PCL NVDR (Utilities)	22,860
21,454	Home Product Center PCL NVDR (Consumer Discretionary)	9,474
8,941	Indorama Ventures PCL NVDR (Materials)	13,018
8,722	Intouch Holdings PCL NVDR (Communication Services)	17,863
49,279	IRPC PCL NVDR (Energy)	6,465
7,451	Kasikornbank PCL NVDR (Financials)	28,493
2,826	KCE Electronics PCL NVDR (Information Technology)	6,330
1,800	Kerry Express Thailand PCL NVDR (Industrials)	2,405
19,459	Krung Thai Bank PCL NVDR (Financials)	6,725
4,094	Krungthai Card PCL NVDR (Financials)	9,596
24,330	Land & Houses PCL NVDR (Real Estate)	6,229
13,392	Minor International PCL NVDR (Consumer Discretionary)*	13,499
3,048	Muangthai Capital PCL NVDR (Financials)	5,998
7,183	Osotspa PCL NVDR (Consumer Staples)	8,447

Shares	Description	Value

Common Stocks – (continued)
Thailand – (continued)
5,851	PTT Exploration & Production PCL NVDR (Energy)	$ 22,000
9,167	PTT Global Chemical PCL NVDR (Materials)	18,481
12,250	PTT Oil & Retail Business PCL NVDR (Consumer Discretionary)	11,858
45,024	PTT PCL NVDR (Energy)	56,550
2,168	Ratch Group PCL NVDR (Utilities)	3,521
5,091	SCG Packaging PCL NVDR (Materials)	9,042
1,935	Siam Cement PCL (The) NVDR (Materials)	27,369
8,517	Siam Commercial Bank PCL (The) NVDR (Financials)	27,800
6,833	Siam Global House PCL NVDR (Consumer Discretionary)	4,592
3,290	Sri Trang Agro-Industry PCL NVDR (Consumer Discretionary)	4,632
4,399	Sri Trang Gloves Thailand PCL NVDR (Health Care)	6,264
3,463	Srisawad Corp. PCL NVDR (Financials)	8,339
36,276	Thai Beverage PCL (Consumer Staples)	19,054
4,217	Thai Oil PCL NVDR (Energy)	7,995
12,623	Thai Union Group PCL NVDR (Consumer Staples)	7,150
2,261	Tisco Financial Group PCL NVDR (Financials)	6,476
191,574	TMBThanachart Bank PCL NVDR (Financials)	6,866
2,422	TOA Paint Thailand PCL NVDR (Materials)	2,887
3,200	Total Access Communication PCL NVDR (Communication Services)	3,174
81,318	True Corp. PCL NVDR (Communication Services)	8,171
18,414	VGI PCL NVDR (Communication Services)	3,653

		705,086

Turkey – 0.5%
279	AG Anadolu Grubu Holding AS (Industrials)	755
13,794	Akbank TAS (Financials)	8,355
132	Akcansa Cimento AS (Materials)	275
603	Aksa Akrilik Kimya Sanayii AS (Consumer Discretionary)	1,150
611	Aksa Enerji Uretim AS (Utilities)*	929

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Turkey – (continued)
8	Alarko Carrier Sanayii VE Ticaret AS (Industrials)	$ 282
637	Alarko Holding AS (Industrials)	745
929	Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples)	2,496
310	Anadolu Hayat Emeklilik AS (Financials)	332
1,182	Arcelik AS (Consumer Discretionary)	4,411
2,802	Aselsan Elektronik Sanayi Ve Ticaret AS (Industrials)	4,918
390	Aygaz AS (Utilities)	644
1,529	Bera Holding AS (Industrials)*	4,818
2,027	BIM Birlesik Magazalar AS (Consumer Staples)	15,199
126	Borusan Mannesmann Boru Sanayi ve Ticaret AS (Materials)*	412
29	Borusan Yatirim ve Pazarlama AS (Financials)	1,195
188	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS (Consumer Discretionary)	492
11	Celebi Hava Servisi AS (Industrials)	356
316	Coca-Cola Icecek AS (Consumer Staples)	2,867
170	Deva Holding AS (Health Care)	523
4,537	Dogan Sirketler Grubu Holding AS (Industrials)	1,557
154	Dogus Otomotiv Servis ve Ticaret AS (Consumer Discretionary)	473
87	Eczacibasi Yatirim Holding Ortakligi AS (Industrials)	386
5	EGE Endustri VE Ticaret AS (Consumer Discretionary)	730
653	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS (Consumer Staples)	469
9,169	Emlak Konut Gayrimenkul Yatirim Ortakligi ASREIT (Real Estate)	2,012
1,220	Enerjisa Enerji AS (Utilities)(b)	1,531
7,499	Enka Insaat ve Sanayi AS (Industrials)	7,421
5,571	Eregli Demir ve Celik Fabrikalari TAS (Materials)	12,489
158	Fenerbahce Futbol AS (Communication Services)*	615

Shares	Description	Value

Common Stocks – (continued)
Turkey – (continued)
281	Ford Otomotiv Sanayi AS (Consumer Discretionary)	$ 5,640
260	Gubre Fabrikalari TAS (Materials)*	1,921
5,922	Haci Omer Sabanci Holding AS (Financials)	5,964
1,778	Hektas Ticaret TAS (Materials)*	1,988
544	Is Yatirim Menkul Degerler AS (Financials)	1,084
1,795	Izmir Demir Celik Sanayi AS (Materials)*	473
87	Jantsa Jant Sanayi Ve Ticaret AS (Industrials)	900
881	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (Materials)*	736
192	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B (Materials)*	158
3,579	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (Materials)*	3,296
72	Kartonsan Karton Sanayi ve Ticaret AS (Materials)	485
650	Kerevitas Gida Sanayi ve Ticaret AS (Consumer Staples)*	347
4,874	KOC Holding AS (Industrials)	10,569
4	Konya Cimento Sanayii AS (Materials)*	414
252	Kordsa Teknik Tekstil AS (Consumer Discretionary)*	661
218	Koza Altin Isletmeleri AS (Materials)*	3,045
896	Koza Anadolu Metal Madencilik Isletmeleri AS (Materials)*	1,643
74	Logo Yazilim Sanayi Ve Ticaret AS (Information Technology)	1,259
303	Migros Ticaret AS (Consumer Staples)*	1,244
661	MLP Saglik Hizmetleri AS (Health Care)*(b)	1,771
265	Nuh Cimento Sanayi AS (Materials)	1,474
315	Nurol Gayrimenkul Yatirim Ortakligi ASREIT (Real Estate)*	497
33	Otokar Otomotiv Ve Savunma Sanayi A.S. (Industrials)	1,151
1,207	Oyak Cimento Fabrikalari AS (Materials)*	1,016
185	Pegasus Hava Tasimaciligi AS (Industrials)*	1,756
5,915	Petkim Petrokimya Holding AS (Materials)*	4,321
1,115	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS (Industrials)	1,934
762	Sasa Polyester Sanayi AS (Materials)*	2,831

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Turkey – (continued)
564	Selcuk Ecza Deposu Ticaret ve Sanayi A.S. (Health Care)	$ 584
25	Servet Gayrimenkul Yatirim Ortakligi AS (Real Estate)*	257
1,384	Sinpas Gayrimenkul Yatirim Ortakligi ASREIT (Real Estate)*	591
1,357	Sok Marketler Ticaret AS (Consumer Staples)*	1,799
892	TAV Havalimanlari Holding AS (Industrials)*	2,438
1,029	Tekfen Holding AS (Industrials)	1,828
584	Tofas Turk Otomobil Fabrikasi AS (Consumer Discretionary)	1,970
712	Torunlar Gayrimenkul Yatirim Ortakligi ASREIT (Real Estate)*	277
3,344	Turk Hava Yollari AO (Industrials)*	5,066
2,412	Turk Telekomunikasyon AS (Communication Services)	1,942
64	Turk Traktor ve Ziraat Makineleri AS (Industrials)	1,378
5,314	Turkcell Iletisim Hizmetleri AS (Communication Services)	9,786
9,430	Turkiye Garanti Bankasi AS (Financials)	8,782
3,158	Turkiye Halk Bankasi AS (Financials)*	1,692
7,370	Turkiye Is Bankasi AS, Class C (Financials)	4,387
585	Turkiye Petrol Rafinerileri AS (Energy)*	6,663
912	Turkiye Sigorta AS (Financials)	557
5,566	Turkiye Sinai Kalkinma Bankasi AS (Financials)	857
5,930	Turkiye Sise ve Cam Fabrikalari AS (Industrials)	5,488
5,015	Turkiye Vakiflar Bankasi TAO, Class D (Financials)*	2,084
866	Ulker Biskuvi Sanayi AS (Consumer Staples)	2,229
370	Vakif Finansal Kiralama AS (Financials)*	453
114	Verusa Holding AS (Financials)*	750
356	Vestel Elektronik Sanayi ve Ticaret AS (Consumer Discretionary)*	1,314
12,081	Yapi ve Kredi Bankasi AS (Financials)	3,045
1,935	Zorlu Enerji Elektrik Uretim AS (Utilities)*	454

		204,086

Shares	Description		Value

Common Stocks – (continued)
United Arab Emirates – 0.8%
12,396	Abu Dhabi Commercial Bank PJSC (Financials)		$ 22,948
11,193	Abu Dhabi National Oil Co. for Distribution PJSC (Consumer Discretionary)		13,560
17,249	Aldar Properties PJSC (Real Estate)		17,375
8,104	Dubai Islamic Bank PJSC (Financials)		10,656
9,527	Emaar Malls PJSC (Real Estate)*		5,110
15,707	Emaar Properties PJSC (Real Estate)		17,233
4,090	Emirates Integrated Telecommunications Co. PJSC (Communication Services)		7,338
11,005	Emirates NBD Bank PJSC (Financials)		40,447
7,787	Emirates Telecommunications Group Co. PJSC (Communication Services)		45,876
19,556	First Abu Dhabi Bank PJSC (Financials)		88,273
1,495	International Holding Co. PJSC (Consumer Staples)*		38,340

			307,156

United States – 0.1%
3,964	JBS SA (Consumer Staples)		22,865

TOTAL COMMON STOCKS
(Cost $25,196,732)			$36,118,563

Shares	Description	Rate	Value

Preferred Stocks – 2.3%
Brazil – 1.3%
828	Alpargatas SA (Consumer Discretionary)*	0.00%	$ 7,457
21,215	Banco Bradesco SA (Financials)	2.24	107,827
948	Bradespar SA (Materials)	7.59	12,694
833	Braskem SA, Class A (Materials)*	0.00	8,254
1,088	Centrais Eletricas Brasileiras SA, Class B (Utilities)	2.35	8,945
4,908	Cia Energetica de Minas Gerais (Utilities)	6.40	12,877
5,045	Gerdau SA (Materials)	2.40	31,545
21,511	Itau Unibanco Holding SA (Financials)	2.12	122,061

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Rate	Value

Preferred Stocks – (continued)
Brazil – (continued)
20,051	Itausa SA (Financials)	2.46%	$ 41,855
4,046	Lojas Americanas SA (Consumer Discretionary)	1.00	15,535
20,446	Petroleo Brasileiro SA (Energy)	2.91	105,680
1,952	Usinas Siderurgicas de Minas Gerais SA Usiminas (Materials)	0.68	7,327

			482,057

Chile – 0.1%
1,882	Embotelladora Andina SA, Class B (Consumer Staples)	6.77	4,479
533	Sociedad Quimica y Minera de Chile SA, Class B (Materials)	2.01	23,160

			27,639

Colombia – 0.0%
1,828	Bancolombia SA (Financials)	3.34	13,759
17,098	Grupo Aval Acciones y Valores SA (Financials)	5.44	4,910

			18,669

Russia – 0.1%
4,477	Sberbank of Russia PJSC (Financials)	6.36	17,778
34,482	Surgutneftegas PJSC (Energy)	2.07	21,824
702	Tatneft PJSC (Energy)	2.23	4,484

			44,086

South Korea – 0.8%
50	Amorepacific Corp. (Consumer Staples)	0.78	4,618
7	CJ CheilJedang Corp. (Consumer Staples)	1.82	1,343
9	DL E&C Co. Ltd. (Industrials)*	0.00	627
65	Doosan Fuel Cell Co. Ltd. (Industrials)*	0.00	874
6	Hanwha Solutions Corp. (Materials)*	0.00	295
3	Hotel Shilla Co. Ltd. (Consumer Discretionary)	0.26	245
159	Hyundai Motor Co. (Consumer Discretionary)	2.76	15,611
11	Hyundai Motor Co. (Consumer Discretionary)	2.89	1,026

Shares	Description	Rate	Value

Preferred Stocks – (continued)
South Korea – (continued)
100	Hyundai Motor Co. (Consumer Discretionary)	2.70%	$ 9,863
28	Korea Investment Holdings Co. Ltd. (Financials)	3.25	2,295
14	Kumho Petrochemical Co. Ltd. (Materials)	3.54	1,544
34	LG Chem Ltd. (Materials)	2.72	11,676
83	LG Electronics, Inc. (Consumer Discretionary)	1.73	5,328
676	Mirae Asset Securities Co. Ltd. (Financials)	4.12	2,934
84	NH Investment & Securities Co. Ltd. (Financials)	6.58	855
14	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	1.35	1,330
3,684	Samsung Electronics Co. Ltd. (Information Technology)	4.12	238,487
13	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	5.37	1,900
1	Samsung Heavy Industries Co. Ltd. (Industrials)*	0.00	275
7	Samsung SDI Co. Ltd. (Information Technology)	0.26	2,554
7	Shin Poong Pharmaceutical Co. Ltd. (Health Care)	0.15	491
7	SK Chemicals Co. Ltd. (Materials)	1.74	734
3	SK Holdings Co. Ltd. (Industrials)	2.81	670
6	SK Innovation Co. Ltd. (Energy)*	0.00	1,001

			306,576

TOTAL PREFERRED STOCKS
(Cost $647,600)			$ 879,027

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Exchange-Traded Fund – 1.0%
United States – 1.0%
13,781	iShares MSCI Malaysia ETF
(Cost $324,676)		$ 377,600

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $26,169,008)		$37,375,190

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.7%(e)
Goldman Sachs Financial Square Government Fund – Institutional Shares
246,541	0.026%	$ 246,541
(Cost $246,541)

TOTAL INVESTMENTS – 100.2%
(Cost $26,415,549)		$37,621,731

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(75,011)

NET ASSETS – 100.0%		$37,546,720

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Security issued through bonus offer.

(e)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
NVDR	— Non-Voting Depository Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%
Australia – 8.3%
4,219	Afterpay Ltd. (Information Technology)*	$ 305,520
11,906	AGL Energy Ltd. (Utilities)	75,910
49,446	Alumina Ltd. (Materials)	64,995
64,684	AMP Ltd. (Financials)	58,595
4,337	Ampol Ltd. (Energy)	97,533
22,655	APA Group (Utilities)	160,861
12,257	Aristocrat Leisure Ltd. (Consumer Discretionary)	396,030
3,681	ASX Ltd. (Financials)	216,898
34,289	Aurizon Holdings Ltd. (Industrials)	96,488
36,358	AusNet Services Ltd. (Utilities)	49,193
51,254	Australia & New Zealand Banking Group Ltd. (Financials)	1,140,382
56,419	BHP Group Ltd. (Materials)	2,094,778
39,476	BHP Group PLC (Materials)	1,188,266
9,634	BlueScope Steel Ltd. (Materials)	158,722
23,476	Boral Ltd. (Materials)*	124,158
27,903	Brambles Ltd. (Industrials)	233,403
1,278	CIMIC Group Ltd. (Industrials)*(a)	20,986
1,255	Cochlear Ltd. (Health Care)	217,919
24,259	Coles Group Ltd. (Consumer Staples)	310,648
33,785	Commonwealth Bank of Australia (Financials)	2,619,241
9,696	Computershare Ltd. (Information Technology)	121,022
8,321	Crown Resorts Ltd. (Consumer Discretionary)*	83,011
8,707	CSL Ltd. (Health Care)	1,940,765
20,614	Dexus REIT (Real Estate)	164,963
1,132	Domino’s Pizza Enterprises Ltd. (Consumer Discretionary)	93,765
2,351	EBOS Group Ltd. (Health Care)	55,395
31,933	Evolution Mining Ltd. (Materials)	129,987
33,673	Fortescue Metals Group Ltd. (Materials)	574,240
232,689	Glencore PLC (Materials)*	1,060,522
34,330	Goodman Group REIT (Real Estate)	511,602
37,262	GPT Group (The) REIT (Real Estate)	133,294
47,300	Insurance Australia Group Ltd. (Financials)	181,965
13,205	Lendlease Corp. Ltd. (Real Estate)	125,830
6,872	Macquarie Group Ltd. (Financials)	807,781
2,738	Magellan Financial Group Ltd. (Financials)	101,955
52,758	Medibank Pvt Ltd. (Financials)	127,309
3,081	Mineral Resources Ltd. (Materials)	109,026
75,417	Mirvac Group REIT (Real Estate)	163,381

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
63,359	National Australia Bank Ltd. (Financials)	$ 1,323,255
15,685	Newcrest Mining Ltd. (Materials)	340,037
22,089	Northern Star Resources Ltd. (Materials)	194,818
35,971	Oil Search Ltd. (Energy)	103,162
7,334	Orica Ltd. (Materials)	77,744
33,814	Origin Energy Ltd. (Utilities)	106,361
5,924	OZ Minerals Ltd. (Materials)	116,096
36,019	Qantas Airways Ltd. (Industrials)*	133,568
28,283	QBE Insurance Group Ltd. (Financials)	240,289
3,554	Ramsay Health Care Ltd. (Health Care)	173,604
1,097	REA Group Ltd. (Communication Services)	139,106
5,531	Reece Ltd. (Industrials)	87,585
7,069	Rio Tinto Ltd. (Materials)	670,440
20,465	Rio Tinto PLC (Materials)	1,759,549
39,983	Santos Ltd. (Energy)	212,075
97,989	Scentre Group REIT (Real Estate)	206,992
6,229	SEEK Ltd. (Communication Services)	149,062
2,523	Seven Group Holdings Ltd. (Industrials)(a)	39,583
9,064	Sonic Healthcare Ltd. (Health Care)	243,318
87,615	South32 Ltd. (Materials)	202,640
45,662	Stockland REIT (Real Estate)	164,046
24,599	Suncorp Group Ltd. (Financials)	211,835
51,740	Sydney Airport (Industrials)*	236,143
42,369	Tabcorp Holdings Ltd. (Consumer Discretionary)	168,875
226,391	Telstra Corp. Ltd. (Communication Services)	609,131
3,693	TPG Telecom Ltd. (Communication Services)	15,004
52,511	Transurban Group (Industrials)	562,719
13,810	Treasury Wine Estates Ltd. (Consumer Staples)	124,994
71,098	Vicinity Centres REIT (Real Estate)	86,330
1,806	Washington H Soul Pattinson & Co. Ltd. (Energy)	41,352
21,651	Wesfarmers Ltd. (Consumer Discretionary)	926,898
69,019	Westpac Banking Corp. (Financials)	1,407,942
2,824	WiseTech Global Ltd. (Information Technology)	60,525
18,465	Woodside Petroleum Ltd. (Energy)	314,749
24,218	Woolworths Group Ltd. (Consumer Staples)	782,496

		28,348,662

Austria – 0.4%
5,007	ams AG (Information Technology)*	98,577

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Austria – (continued)
1,385	ANDRITZ AG (Industrials)	$ 80,983
1,686	BAWAG Group AG (Financials)*(b)	93,653
1,253	CA Immobilien Anlagen AG (Real Estate)	54,414
5,668	Erste Group Bank AG (Financials)	234,752
274	Mayr Melnhof Karton AG (Materials)	54,939
9,325	Mondi PLC (Materials)	252,067
612	Oesterreichische Post AG (Industrials)	31,684
2,742	OMV AG (Energy)	159,059
2,604	Raiffeisen Bank International AG (Financials)	62,077
2,618	Telekom Austria AG (Communication Services)*	22,898
1,268	Verbund AG (Utilities)	117,313
700	Vienna Insurance Group AG Wiener Versicherung Gruppe (Financials)	19,783
2,137	voestalpine AG (Materials)	96,006
2,152	Wienerberger AG (Materials)	83,834

		1,462,039

Belgium – 1.0%
424	Ackermans & van Haaren NV (Financials)	68,746
3,470	Ageas SA/NV (Financials)	224,537
16,277	Anheuser-Busch InBev SA/NV (Consumer Staples)	1,236,067
423	D’ieteren SA (Consumer Discretionary)	49,956
552	Elia Group SA/NV (Utilities)	60,047
1,034	Etablissements Franz Colruyt NV (Consumer Staples)	62,928
811	Galapagos NV (Health Care)*	62,041
2,013	Groupe Bruxelles Lambert SA (Financials)	228,539
5,383	KBC Group NV (Financials)	440,519
2,732	Proximus SADP (Communication Services)(a)	55,661
288	Sofina SA (Financials)	118,229
1,362	Solvay SA (Materials)	184,328
820	Telenet Group Holding NV (Communication Services)	31,924
2,319	UCB SA (Health Care)	217,856
3,734	Umicore SA (Materials)	224,745
2,674	Warehouses De Pauw CVA REIT (Real Estate)	101,759

		3,367,882

Shares	Description	Value

Common Stocks – (continued)
Brazil – 0.1%
3,107	Yara International ASA (Materials)	$ 165,841

Chile – 0.1%
6,646	Antofagasta PLC (Materials)	145,539

China – 1.2%
77,706	Alibaba Health Information Technology Ltd. (Health Care)*	192,425
32,499	Budweiser Brewing Co. APAC Ltd. (Consumer Staples)(b)	111,798
11,848	BYD Electronic International Co. Ltd. (Information Technology)	75,333
57,141	China Evergrande New Energy Vehicle Group Ltd. (Health Care)*(a)	279,760
35,618	China Gas Holdings Ltd. (Utilities)	135,377
33,565	Chow Tai Fook Jewellery Group Ltd. (Consumer Discretionary)	62,879
161,950	CSPC Pharmaceutical Group Ltd. (Health Care)	243,295
33,201	ESR Cayman Ltd. (Real Estate)*(b)	106,086
43,983	Fosun International Ltd. (Industrials)	70,949
110,344	Geely Automobile Holdings Ltd. (Consumer Discretionary)	279,503
5,276	NXP Semiconductors NV (Information Technology)	1,115,452
8,038	Prosus NV (Consumer Discretionary)*	830,808
23,656	Shimao Group Holdings Ltd. (Real Estate)	67,815
37,664	Sun Art Retail Group Ltd. (Consumer Staples)*	28,631
26,328	Wharf Holdings Ltd. (The) (Real Estate)	90,740
42,738	Wilmar International Ltd. (Consumer Staples)	154,712
51,425	Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	57,908

		3,903,471

Colombia – 0.0%
1,947	Millicom International Cellular SA SDR (Communication Services)*	86,917

Denmark – 2.3%
3,237	Ambu A/S, Class B (Health Care)	123,492

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Denmark – (continued)
59	AP Moller – Maersk A/S, Class A (Industrials)	$ 155,694
80	AP Moller – Maersk A/S, Class B (Industrials)	221,005
1,887	Carlsberg AS, Class B (Consumer Staples)	346,808
1,973	Chr Hansen Holding A/S (Materials)	177,041
2,384	Coloplast A/S, Class B (Health Care)	378,638
13,007	Danske Bank A/S (Financials)	244,913
1,894	Demant A/S (Health Care)*	101,171
4,271	DSV PANALPINA A/S (Industrials)	1,041,366
1,242	Genmab A/S (Health Care)*	507,595
2,464	GN Store Nord AS (Health Care)	209,475
1,185	H Lundbeck A/S (Health Care)	37,861
31,660	Novo Nordisk A/S, Class B (Health Care)	2,503,042
3,970	Novozymes A/S, Class B (Materials)	289,840
3,432	Orsted AS (Utilities)(b)	524,847
9,494	Tryg A/S (Financials)	225,420
18,575	Vestas Wind Systems A/S (Industrials)	726,588

		7,814,796

Faroe Islands – 0.0%
958	Bakkafrost P/F (Consumer Staples)	85,439

Finland – 1.3%
2,736	Elisa OYJ (Communication Services)	162,077
8,073	Fortum OYJ (Utilities)	233,069
1,735	Huhtamaki OYJ (Materials)	81,771
5,078	Kesko OYJ, Class B (Consumer Staples)	176,418
6,967	Kone OYJ, Class B (Industrials)	566,412
13,241	Metso Outotec OYJ (Industrials)	157,005
8,881	Neste OYJ (Energy)	585,275
108,088	Nokia OYJ (Information Technology)*	563,536
56,845	Nordea Bank Abp (Financials)	615,456
1,912	Orion OYJ, Class B (Health Care)	84,383
8,823	Sampo OYJ, Class A (Financials)	419,592
11,132	Stora Enso OYJ, Class R (Materials)	198,186
9,758	UPM-Kymmene OYJ (Materials)	372,411
10,346	Wartsila OYJ Abp (Industrials)	139,704

		4,355,295

France – 9.2%
5,278	Adevinta ASA (Communication Services)*	102,456
634	Aeroports de Paris (Industrials)*	86,189

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
9,093	Air Liquide SA (Materials)	$ 1,545,856
11,167	Airbus SE (Industrials)*	1,469,133
6,866	Alstom SA (Industrials)*	387,663
1,157	Amundi SA (Financials)(b)	102,816
43,335	AXA SA (Financials)	1,203,842
781	BioMerieux (Health Care)	90,152
21,898	BNP Paribas SA (Financials)	1,506,607
17,294	Bollore SA (Communication Services)	89,533
5,758	Bouygues SA (Industrials)	234,201
3,046	Capgemini SE (Information Technology)	569,745
11,969	Carrefour SA (Consumer Staples)	243,487
9,820	Cie de Saint-Gobain (Industrials)*	659,598
3,129	Cie Generale des Etablissements Michelin (Consumer Discretionary)	478,736
25,051	Credit Agricole SA (Financials)	375,406
12,205	Danone SA (Consumer Staples)	869,155
2,575	Dassault Systemes (Information Technology)	592,059
9,629	Electricite de France SA (Utilities)	136,122
34,876	Engie SA (Utilities)(a)	521,111
5,689	EssilorLuxottica SA (Consumer Discretionary)(a)	988,087
636	Hermes International (Consumer Discretionary)	886,306
1,410	Kering (Consumer Discretionary)	1,286,132
4,034	L’Oreal SA (Consumer Staples)	1,825,803
5,050	Legrand SA (Industrials)	529,289
5,007	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	3,999,906
38,290	Orange SA (Communication Services)	488,632
3,376	Pernod Ricard SA (Consumer Staples)	745,180
7,282	Safran SA (Industrials)	1,101,015
21,649	Sanofi (Health Care)	2,319,657
456	Sartorius Stedim Biotech (Health Care)	197,639
15,952	Societe Generale SA (Financials)	510,088
1,509	Sodexo SA (Consumer Discretionary)*	145,658
1,106	Teleperformance (Industrials)	423,718
2,027	Thales SA (Industrials)	207,955
50,529	TOTAL SE (Energy)	2,347,897
10,391	Vinci SA (Industrials)	1,182,238
12,321	Vivendi SE (Communication Services)*	448,764
4,337	Worldline SA (Information Technology)*(b)	416,996

		31,314,827

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – 7.7%
3,365	adidas AG (Consumer Discretionary)	$ 1,227,058
7,911	Allianz SE (Financials)	2,098,410
17,649	BASF SE (Materials)	1,443,666
18,878	Bayer AG (Health Care)	1,201,323
6,134	Bayerische Motoren Werke AG (Consumer Discretionary)	651,645
1,888	Beiersdorf AG (Consumer Staples)	223,777
1,628	BioNTech SE ADR (Health Care)*	329,798
2,075	Continental AG (Consumer Discretionary)	307,515
3,599	Covestro AG (Materials)(b)	251,210
15,983	Daimler AG (Consumer Discretionary)	1,492,157
36,796	Deutsche Bank AG (Financials)*	553,475
3,523	Deutsche Boerse AG (Financials)	575,710
18,912	Deutsche Post AG (Industrials)	1,284,349
62,307	Deutsche Telekom AG (Communication Services)	1,296,663
6,603	Deutsche Wohnen SE (Real Estate)	420,189
40,957	E.ON SE (Utilities)	497,920
3,679	Evonik Industries AG (Materials)	132,072
3,815	Fresenius Medical Care AG & Co. KGaA (Health Care)	305,696
7,503	Fresenius SE & Co. KGaA (Health Care)	408,137
1,154	Hannover Rueck SE (Financials)	201,865
466	Hapag-Lloyd AG (Industrials)(b)	89,917
2,839	HeidelbergCement AG (Materials)	259,513
1,937	Henkel AG & Co. KGaA (Consumer Staples)	192,186
23,130	Infineon Technologies AG (Information Technology)	935,859
2,557	Just Eat Takeaway.com NV (Consumer Discretionary)*(b)	230,901
1,270	Knorr-Bremse AG (Industrials)	157,799
2,483	Merck KGaA (Health Care)	446,441
1,026	MTU Aero Engines AG (Industrials)	266,712
2,691	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	773,946
12,011	RWE AG (Utilities)	456,347
19,357	SAP SE (Information Technology)	2,714,498
15,513	Siemens AG (Industrials)	2,549,227
7,680	Siemens Energy AG (Industrials)*	244,363
5,325	Siemens Healthineers AG (Health Care)(b)	300,332
2,388	Symrise AG (Materials)	317,802
1,018	Talanx AG (Financials)	43,055
15,078	Telefonica Deutschland Holding AG (Communication Services)	41,492

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
550	Volkswagen AG (Consumer Discretionary)	$ 200,995
10,874	Vonovia SE (Real Estate)	682,177
3,258	Zalando SE (Consumer Discretionary)*(b)	348,217

		26,154,414

Hong Kong – 2.9%
232,251	AIA Group Ltd. (Financials)	3,088,102
5,871	ASM Pacific Technology Ltd. (Information Technology)	77,458
26,374	Bank of East Asia Ltd. (The) (Financials)	54,029
18,577	Cathay Pacific Airways Ltd. (Industrials)*(a)	16,204
45,412	CK Asset Holdings Ltd. (Real Estate)	308,929
11,667	CK Infrastructure Holdings Ltd. (Utilities)	74,258
36,297	CLP Holdings Ltd. (Utilities)	374,357
5,784	Dairy Farm International Holdings Ltd. (Consumer Staples)	25,218
35,126	Hang Lung Properties Ltd. (Real Estate)	90,740
13,908	Hang Seng Bank Ltd. (Financials)	296,026
25,235	Henderson Land Development Co. Ltd. (Real Estate)	121,599
43,504	HK Electric Investments & HK Electric Investments Ltd. (Utilities)	44,280
65,452	HKT Trust & HKT Ltd. (Communication Services)	89,389
198,617	Hong Kong & China Gas Co. Ltd. (Utilities)	349,560
24,349	Hong Kong Exchanges & Clearing Ltd. (Financials)	1,497,676
22,236	Hongkong Land Holdings Ltd. (Real Estate)	108,956
4,888	Jardine Matheson Holdings Ltd. (Industrials)	317,036
39,966	Link REIT (Real Estate)	385,422
8,749	Melco Resorts & Entertainment Ltd. ADR (Consumer Discretionary)*	150,395
29,679	MTR Corp. Ltd. (Industrials)	168,059
26,799	New World Development Co. Ltd. (Real Estate)	145,536
26,263	Power Assets Holdings Ltd. (Utilities)	164,789
190,296	Sino Biopharmaceutical Ltd. (Health Care)	210,854
59,340	Sino Land Co. Ltd. (Real Estate)	94,650
27,703	Sun Hung Kai Properties Ltd. (Real Estate)	432,597
9,377	Swire Pacific Ltd., Class A (Real Estate)	72,972
16,609	Swire Pacific Ltd., Class B (Real Estate)	20,415
20,216	Swire Properties Ltd. (Real Estate)	60,949
26,298	Techtronic Industries Co. Ltd. (Industrials)	495,703

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
181,911	WH Group Ltd. (Consumer Staples)(b)	$ 156,798
28,304	Wharf Real Estate Investment Co. Ltd. (Real Estate)	171,396
32,871	Xinyi Glass Holdings Ltd. (Industrials)	128,536

		9,792,888

Ireland – 0.9%
2,424	AerCap Holdings NV (Industrials)*	143,016
15,061	AIB Group PLC (Financials)*	50,233
15,105	CRH PLC (Materials)	790,287
3,327	Flutter Entertainment PLC (Consumer Discretionary)*	622,508
999	ICON PLC (Health Care)*	223,536
2,965	Kerry Group PLC, Class A (Consumer Staples)	401,273
2,930	Kingspan Group PLC (Industrials)	278,753
3,526	Ryanair Holdings PLC ADR (Industrials)*	411,660
4,945	Smurfit Kappa Group PLC (Materials)	262,515

		3,183,781

Israel – 0.8%
1,254	Airport City Ltd. (Real Estate)*	22,035
2,799	Alony Hetz Properties & Investments Ltd. (Real Estate)	40,079
3,788	Amot Investments Ltd. (Real Estate)	26,531
826	Ashtrom Group Ltd. (Industrials)	19,466
702	Azrieli Group Ltd. (Real Estate)	53,359
20,655	Bank Hapoalim BM (Financials)*	181,154
26,798	Bank Leumi Le-Israel BM (Financials)*	214,991
39,142	Bezeq The Israeli Telecommunication Corp. Ltd. (Communication Services)*	43,652
184	Big Shopping Centers Ltd. (Real Estate)*	22,530
1,947	Check Point Software Technologies Ltd. (Information Technology)*	227,760
399	Elbit Systems Ltd. (Industrials)	52,761
4,279	Energix-Renewable Energies Ltd. (Utilities)	16,658
995	First International Bank Of Israel Ltd. (Financials)*	31,538
475	Fiverr International Ltd. (Consumer Discretionary)*	97,522
2,204	Harel Insurance Investments & Financial Services Ltd. (Financials)	23,372
13,382	ICL Group Ltd. (Materials)	95,458

Shares	Description	Value

Common Stocks – (continued)
Israel – (continued)
70	Israel Corp. Ltd. (The) (Materials)*	$ 21,305
21,424	Israel Discount Bank Ltd., Class A (Financials)*	109,772
661	JFrog Ltd. (Information Technology)*	27,597
886	Kornit Digital Ltd. (Industrials)*	92,321
617	Matrix IT Ltd. (Information Technology)	15,594
913	Maytronics Ltd. (Consumer Discretionary)	17,622
405	Melisron Ltd. (Real Estate)*	27,020
12,772	Mivne Real Estate KD Ltd. (Real Estate)	38,125
2,871	Mizrahi Tefahot Bank Ltd. (Financials)*	86,858
4,778	Nano Dimension Ltd. ADR (Information Technology)*(a)	33,924
592	Nano-X Imaging Ltd. (Health Care)*(a)	14,800
1,119	Nice Ltd. (Information Technology)*	250,828
502	Nova Measuring Instruments Ltd. (Information Technology)*	49,265
1,706	OPC Energy Ltd. (Utilities)*	18,322
2,786	Phoenix Holdings Ltd. (The) (Financials)	26,466
1,917	Plus500 Ltd. (Financials)	41,069
574	Sapiens International Corp. NV (Information Technology)	16,216
2,717	Shapir Engineering and Industry Ltd. (Industrials)	21,120
4,231	Shikun & Binui Ltd. (Industrials)*	28,514
5,096	Shufersal Ltd. (Consumer Staples)	43,001
952	Strauss Group Ltd. (Consumer Staples)	26,748
20,959	Teva Pharmaceutical Industries Ltd. (Health Care)*	222,970
2,074	Tower Semiconductor Ltd. (Information Technology)*	57,193
1,049	Wix.com Ltd. (Information Technology)*	272,593
1,097	ZIM Integrated Shipping Services Ltd. (Industrials)*	50,901

		2,779,010

Italy – 2.1%
30,100	A2A SpA (Utilities)	62,828
2,379	Amplifon SpA (Health Care)	111,833
22,240	Assicurazioni Generali SpA (Financials)(a)	456,359
8,858	Atlantia SpA (Industrials)*	168,869
4,076	Banca Mediolanum SpA (Financials)	39,384
2,039	Buzzi Unicem SpA (Materials)	57,798

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Italy – (continued)
10,208	Davide Campari-Milano NV (Consumer Staples)	$ 131,001
222	DiaSorin SpA (Health Care)	39,009
149,282	Enel SpA (Utilities)	1,480,787
46,919	Eni SpA (Energy)	576,916
2,159	Ferrari NV (Consumer Discretionary)	455,251
11,711	FinecoBank Banca Fineco SpA (Financials)*	195,013
16,331	Hera SpA (Utilities)	69,329
6,758	Infrastrutture Wireless Italiane SpA (Communication Services)(b)	75,655
329,561	Intesa Sanpaolo SpA (Financials)	967,104
7,293	Leonardo SpA (Industrials)	63,698
14,551	Mediobanca Banca di Credito Finanziario SpA (Financials)*	173,283
4,217	Moncler SpA (Consumer Discretionary)	298,148
9,653	Nexi SpA (Information Technology)*(b)	195,960
7,507	Pirelli & C SpA (Consumer Discretionary)*(b)	44,260
8,869	Poste Italiane SpA (Financials)(b)	124,297
9,845	PRADA SpA (Consumer Discretionary)*	67,354
4,715	Prysmian SpA (Industrials)	162,716
1,817	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	101,351
36,627	Snam SpA (Utilities)	215,501
191,820	Telecom Italia SpA (Communication Services)	102,743
115,821	Telecom Italia SpA-RSP (Communication Services)	66,184
27,093	Terna SPA (Utilities)	206,931
40,077	UniCredit SpA (Financials)	512,315
8,456	UnipolSai Assicurazioni SpA (Financials)	25,278

		7,247,155

Japan – 24.1%
594	ABC-Mart, Inc. (Consumer Discretionary)	34,136
6,019	Acom Co. Ltd. (Financials)	27,475
3,754	Advantest Corp. (Information Technology)	330,768
12,906	Aeon Co. Ltd. (Consumer Staples)	349,363
2,002	AEON Financial Service Co. Ltd. (Financials)	23,884
1,828	Aeon Mall Co. Ltd. (Real Estate)	29,238
3,709	AGC, Inc. (Industrials)	162,896
3,616	Air Water, Inc. (Materials)	61,519
3,006	Aisin Corp. (Consumer Discretionary)	131,611

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
10,441	Ajinomoto Co., Inc. (Consumer Staples)	$ 242,856
3,372	Alfresa Holdings Corp. (Health Care)	52,278
3,876	Alps Alpine Co. Ltd. (Information Technology)	42,047
6,484	Amada Co. Ltd. (Industrials)	70,279
8,455	ANA Holdings, Inc. (Industrials)*	204,542
8,679	Asahi Group Holdings Ltd. (Consumer Staples)	420,633
3,944	Asahi Intecc Co. Ltd. (Health Care)	98,264
25,401	Asahi Kasei Corp. (Materials)	286,635
35,418	Astellas Pharma, Inc. (Health Care)	566,978
2,618	Azbil Corp. (Information Technology)	105,934
3,683	Bandai Namco Holdings, Inc. (Consumer Discretionary)	264,566
1,469	Benesse Holdings, Inc. (Consumer Discretionary)	34,062
10,977	Bridgestone Corp. (Consumer Discretionary)	488,188
4,730	Brother Industries Ltd. (Information Technology)	101,245
1,593	Calbee, Inc. (Consumer Staples)	37,053
19,611	Canon, Inc. (Information Technology)(a)	467,650
3,142	Capcom Co. Ltd. (Communication Services)	100,853
4,089	Casio Computer Co. Ltd. (Consumer Discretionary)	71,611
3,268	Central Japan Railway Co. (Industrials)	490,163
13,059	Chiba Bank Ltd. (The) (Financials)	84,903
13,948	Chubu Electric Power Co., Inc. (Utilities)	166,590
12,108	Chugai Pharmaceutical Co. Ltd. (Health Care)	460,098
5,988	Chugoku Electric Power Co., Inc. (The) (Utilities)	58,097
2,297	Coca-Cola Bottlers Japan Holdings, Inc. (Consumer Staples)	38,745
20,743	Concordia Financial Group Ltd. (Financials)	78,653
357	Cosmos Pharmaceutical Corp. (Consumer Staples)	50,024
7,702	CyberAgent, Inc. (Communication Services)	153,445
4,441	Dai Nippon Printing Co. Ltd. (Industrials)	96,674
5,402	Daicel Corp. (Materials)	43,373
2,164	Daifuku Co. Ltd. (Industrials)	187,327
20,183	Dai-ichi Life Holdings, Inc. (Financials)	423,664
36,135	Daiichi Sankyo Co. Ltd. (Health Care)	831,951
5,028	Daikin Industries Ltd. (Industrials)	1,009,715

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,232	Daito Trust Construction Co. Ltd. (Real Estate)	$ 134,543
11,498	Daiwa House Industry Co. Ltd. (Real Estate)	336,341
39	Daiwa House REIT Investment Corp. REIT (Real Estate)	106,565
27,457	Daiwa Securities Group, Inc. (Financials)	159,337
8,583	Denso Corp. (Consumer Discretionary)	588,537
4,119	Dentsu Group, Inc. (Communication Services)	144,198
1,548	DIC Corp. (Materials)	39,807
541	Disco Corp. (Information Technology)	165,288
6,193	East Japan Railway Co. (Industrials)	438,395
1,819	Ebara Corp. (Industrials)	89,647
5,203	Eisai Co. Ltd. (Health Care)	349,863
3,174	Electric Power Development Co. Ltd. (Utilities)	44,879
59,608	ENEOS Holdings, Inc. (Energy)	246,616
932	Ezaki Glico Co. Ltd. (Consumer Staples)	35,848
3,658	FANUC Corp. (Industrials)	881,778
1,047	Fast Retailing Co. Ltd. (Consumer Discretionary)	855,213
2,105	Food & Life Cos. Ltd. (Consumer Discretionary)	93,789
2,460	Fuji Electric Co. Ltd. (Industrials)	116,094
3,206	Fuji Media Holdings, Inc. (Communication Services)	36,615
7,231	FUJIFILM Holdings Corp. (Information Technology)	499,184
3,541	Fujitsu Ltd. (Information Technology)	578,119
3,348	Fukuoka Financial Group, Inc. (Financials)	63,961
76	GLP J REIT (Real Estate)	129,022
809	GMO Payment Gateway, Inc. (Information Technology)	97,102
4,205	Hakuhodo DY Holdings, Inc. (Communication Services)	71,845
2,694	Hamamatsu Photonics KK (Information Technology)	165,106
4,408	Hankyu Hanshin Holdings, Inc. (Industrials)	138,483
820	Harmonic Drive Systems, Inc. (Industrials)	44,961
4,977	Haseko Corp. (Consumer Discretionary)	71,233
380	Hikari Tsushin, Inc. (Consumer Discretionary)	75,395
5,100	Hino Motors Ltd. (Industrials)	48,739

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
611	Hirose Electric Co. Ltd. (Information Technology)	$ 87,615
1,290	Hisamitsu Pharmaceutical Co., Inc. (Health Care)	71,670
1,968	Hitachi Construction Machinery Co. Ltd. (Industrials)	66,838
18,089	Hitachi Ltd. (Industrials)	956,632
3,791	Hitachi Metals Ltd. (Materials)*	73,114
31,120	Honda Motor Co. Ltd. (Consumer Discretionary)	981,352
1,056	Hoshizaki Corp. (Industrials)	95,830
6,996	Hoya Corp. (Health Care)	922,728
6,237	Hulic Co. Ltd. (Real Estate)	70,494
2,150	Ibiden Co. Ltd. (Information Technology)	99,704
3,811	Idemitsu Kosan Co. Ltd. (Energy)	90,618
2,494	IHI Corp. (Industrials)*	61,775
2,821	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	76,159
18,848	Inpex Corp. (Energy)	129,052
6,323	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary)	45,823
10,765	Isuzu Motors Ltd. (Consumer Discretionary)	146,046
1,060	Ito En Ltd. (Consumer Staples)	60,145
28,206	ITOCHU Corp. (Industrials)	853,041
1,768	Itochu Techno-Solutions Corp. (Information Technology)	56,187
774	Izumi Co. Ltd. (Consumer Discretionary)	29,313
4,675	J Front Retailing Co. Ltd. (Consumer Discretionary)	46,591
8,114	Japan Airlines Co. Ltd. (Industrials)*	184,894
10,233	Japan Exchange Group, Inc. (Financials)	239,041
134	Japan Metropolitan Fund Invest REIT (Real Estate)	134,274
7,718	Japan Post Bank Co. Ltd. (Financials)	66,530
27,082	Japan Post Holdings Co. Ltd. (Financials)*	228,575
3,779	Japan Post Insurance Co. Ltd. (Financials)	75,288
21,137	Japan Tobacco, Inc. (Consumer Staples)	420,530
9,252	JFE Holdings, Inc. (Materials)	125,351
4,275	JGC Holdings Corp. (Industrials)	41,283
3,871	JSR Corp. (Materials)	118,268
4,352	JTEKT Corp. (Consumer Discretionary)	46,735
8,475	Kajima Corp. (Industrials)	117,906
2,462	Kakaku.com, Inc. (Communication Services)	73,429

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
14,079	Kansai Electric Power Co., Inc. (The) (Utilities)	$ 133,141
4,162	Kansai Paint Co. Ltd. (Materials)	112,892
9,019	Kao Corp. (Consumer Staples)	554,549
2,857	Kawasaki Heavy Industries Ltd. (Industrials)*	69,675
29,973	KDDI Corp. (Communication Services)	1,021,767
1,943	Keihan Holdings Co. Ltd. (Industrials)	62,455
4,406	Keikyu Corp. (Industrials)	57,812
2,093	Keio Corp. (Industrials)	133,221
2,851	Keisei Electric Railway Co. Ltd. (Industrials)	90,993
1,986	Kewpie Corp. (Consumer Staples)	45,815
3,596	Keyence Corp. (Information Technology)	1,784,675
2,789	Kikkoman Corp. (Consumer Staples)	184,877
3,473	Kintetsu Group Holdings Co. Ltd. (Industrials)*	123,320
15,594	Kirin Holdings Co. Ltd. (Consumer Staples)	314,503
943	Kobayashi Pharmaceutical Co. Ltd. (Consumer Staples)	83,603
2,290	Kobe Bussan Co. Ltd. (Consumer Staples)	58,262
1,049	Koei Tecmo Holdings Co. Ltd. (Communication Services)	49,314
2,270	Koito Manufacturing Co. Ltd. (Consumer Discretionary)	150,267
17,649	Komatsu Ltd. (Industrials)	533,281
1,788	Konami Holdings Corp. (Communication Services)	115,759
585	Kose Corp. (Consumer Staples)	93,515
22,175	Kubota Corp. (Industrials)	512,359
6,367	Kuraray Co. Ltd. (Materials)	67,621
2,088	Kurita Water Industries Ltd. (Industrials)	99,108
6,270	Kyocera Corp. (Information Technology)	386,719
4,730	Kyowa Kirin Co. Ltd. (Health Care)	144,298
8,583	Kyushu Electric Power Co., Inc. (Utilities)	70,162
2,624	Kyushu Railway Co. (Industrials)	60,413
1,473	Lasertec Corp. (Information Technology)	260,646
859	Lawson, Inc. (Consumer Staples)	39,367
4,789	Lion Corp. (Consumer Staples)	84,349
5,241	Lixil Corp. (Industrials)	142,349
7,829	M3, Inc. (Health Care)	527,581
890	Mabuchi Motor Co. Ltd. (Industrials)	35,284
4,636	Makita Corp. (Industrials)	221,314
32,290	Marubeni Corp. (Industrials)	290,089

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
3,779	Marui Group Co. Ltd. (Consumer Discretionary)	$ 72,608
1,586	Matsumotokiyoshi Holdings Co. Ltd. (Consumer Staples)	68,862
11,029	Mazda Motor Corp. (Consumer Discretionary)*	97,278
1,491	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	66,839
20,771	Mebuki Financial Group, Inc. (Financials)	44,951
3,280	Medipal Holdings Corp. (Health Care)	62,632
2,466	MEIJI Holdings Co. Ltd. (Consumer Staples)	153,375
1,803	Mercari, Inc. (Consumer Discretionary)*	85,908
7,316	MINEBEA MITSUMI, Inc. (Industrials)	200,903
5,366	MISUMI Group, Inc. (Industrials)	173,947
26,547	Mitsubishi Chemical Holdings Corp. (Materials)	215,466
26,018	Mitsubishi Corp. (Industrials)	713,528
37,589	Mitsubishi Electric Corp. (Industrials)	588,402
22,856	Mitsubishi Estate Co. Ltd. (Real Estate)	376,482
3,610	Mitsubishi Gas Chemical Co., Inc. (Materials)	85,150
13,368	Mitsubishi HC Capital, Inc. (Financials)	75,486
5,785	Mitsubishi Heavy Industries Ltd. (Industrials)	178,482
2,250	Mitsubishi Materials Corp. (Materials)	48,284
12,352	Mitsubishi Motors Corp. (Consumer Discretionary)*	34,706
220,421	Mitsubishi UFJ Financial Group, Inc. (Financials)	1,265,304
28,920	Mitsui & Co. Ltd. (Industrials)	642,564
3,371	Mitsui Chemicals, Inc. (Materials)	114,640
17,077	Mitsui Fudosan Co. Ltd. (Real Estate)	406,137
2,188	Mitsui OSK Lines Ltd. (Industrials)	87,042
1,846	Miura Co. Ltd. (Industrials)	84,600
44,422	Mizuho Financial Group, Inc. (Financials)	689,303
4,652	MonotaRO Co. Ltd. (Industrials)	108,712
8,953	MS&AD Insurance Group Holdings, Inc. (Financials)	274,920
11,958	Murata Manufacturing Co. Ltd. (Information Technology)	908,036
2,096	Nabtesco Corp. (Industrials)	97,772
3,703	Nagoya Railroad Co. Ltd. (Industrials)*	72,292
4,789	NEC Corp. (Information Technology)	224,263
8,679	Nexon Co. Ltd. (Communication Services)	205,502
5,866	NGK Insulators Ltd. (Industrials)	104,439

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
3,631	NGK Spark Plug Co. Ltd. (Consumer Discretionary)	$ 57,878
1,937	NH Foods Ltd. (Consumer Staples)	78,290
2,351	Nichirei Corp. (Consumer Staples)	60,776
9,642	Nidec Corp. (Industrials)	1,113,027
5,636	Nihon M&A Center, Inc. (Industrials)	137,140
6,105	Nikon Corp. (Consumer Discretionary)	64,006
2,249	Nintendo Co. Ltd. (Communication Services)	1,389,993
63	Nippon Building Fund, Inc. REIT (Real Estate)	402,719
1,610	Nippon Express Co. Ltd. (Industrials)	130,440
18,442	Nippon Paint Holdings Co. Ltd. (Materials)	269,482
40	Nippon Prologis REIT, Inc. REIT (Real Estate)	123,664
3,304	Nippon Sanso Holdings Corp. (Materials)	65,674
1,196	Nippon Shinyaku Co. Ltd. (Health Care)	86,240
16,544	Nippon Steel Corp. (Materials)	316,288
43,705	Nippon Telegraph & Telephone Corp. (Communication Services)	1,180,303
2,655	Nippon Television Holdings, Inc. (Communication Services)	31,674
3,075	Nippon Yusen KK (Industrials)	125,824
2,468	Nissan Chemical Corp. (Materials)	129,712
42,281	Nissan Motor Co. Ltd. (Consumer Discretionary)*	212,722
4,631	Nisshin Seifun Group, Inc. (Consumer Staples)	70,365
1,320	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	95,782
1,560	Nitori Holdings Co. Ltd. (Consumer Discretionary)	270,154
2,800	Nitto Denko Corp. (Materials)	221,759
57,678	Nomura Holdings, Inc. (Financials)	317,563
2,163	Nomura Real Estate Holdings, Inc. (Real Estate)	56,860
79	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	124,274
6,915	Nomura Research Institute Ltd. (Information Technology)	220,702
9,002	NSK Ltd. (Industrials)	87,339
12,055	NTT Data Corp. (Information Technology)	195,335
11,933	Obayashi Corp. (Industrials)	101,779

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
328	OBIC Business Consultants Co. Ltd. (Information Technology)	$ 18,014
1,222	Obic Co. Ltd. (Information Technology)	229,455
6,514	Odakyu Electric Railway Co. Ltd. (Industrials)	171,653
16,277	Oji Holdings Corp. (Materials)	97,684
23,023	Olympus Corp. (Health Care)	492,385
3,662	Omron Corp. (Information Technology)	291,029
7,638	Ono Pharmaceutical Co. Ltd. (Health Care)	174,499
1,434	Open House Co. Ltd. (Consumer Discretionary)	66,501
638	Oracle Corp. Japan (Information Technology)	57,839
3,816	Oriental Land Co. Ltd. (Consumer Discretionary)	566,284
23,351	ORIX Corp. (Financials)	414,256
53	Orix JREIT, Inc. REIT (Real Estate)	97,349
7,666	Osaka Gas Co. Ltd. (Utilities)	146,733
2,085	Otsuka Corp. (Information Technology)	112,805
7,632	Otsuka Holdings Co. Ltd. (Health Care)	319,645
7,957	Pan Pacific International Holdings Corp. (Consumer Discretionary)	159,176
41,228	Panasonic Corp. (Consumer Discretionary)	471,043
2,085	Park24 Co. Ltd. (Industrials)*	43,719
1,803	PeptiDream, Inc. (Health Care)*	83,449
3,386	Persol Holdings Co. Ltd. (Industrials)	66,134
2,204	Pigeon Corp. (Consumer Staples)	63,630
1,580	Pola Orbis Holdings, Inc. (Consumer Staples)	41,262
16,670	Rakuten Group, Inc. (Consumer Discretionary)	193,719
25,187	Recruit Holdings Co. Ltd. (Industrials)	1,295,593
14,502	Renesas Electronics Corp. (Information Technology)*	155,470
47,418	Resona Holdings, Inc. (Financials)	204,332
13,230	Ricoh Co. Ltd. (Information Technology)	158,435
674	Rinnai Corp. (Consumer Discretionary)	67,048
1,626	Rohm Co. Ltd. (Information Technology)	152,879
4,648	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	89,558
7,189	Santen Pharmaceutical Co. Ltd. (Health Care)	95,962
4,581	SBI Holdings, Inc. (Financials)	116,967

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
824	SCREEN Holdings Co. Ltd. (Information Technology)	$ 77,174
912	SCSK Corp. (Information Technology)	54,484
4,027	Secom Co. Ltd. (Industrials)	318,974
3,290	Sega Sammy Holdings, Inc. (Consumer Discretionary)	42,241
4,290	Seibu Holdings, Inc. (Industrials)*	49,463
5,478	Seiko Epson Corp. (Information Technology)	99,971
7,634	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	133,695
11,347	Sekisui House Ltd. (Consumer Discretionary)	239,579
14,387	Seven & i Holdings Co. Ltd. (Consumer Staples)	634,349
11,522	Seven Bank Ltd. (Financials)	24,202
7,819	SG Holdings Co. Ltd. (Industrials)	173,266
5,455	Sharp Corp. (Consumer Discretionary)	102,081
5,388	Shimadzu Corp. (Information Technology)	191,807
449	Shimamura Co. Ltd. (Consumer Discretionary)	43,114
1,469	Shimano, Inc. (Consumer Discretionary)	334,674
11,131	Shimizu Corp. (Industrials)	90,890
7,788	Shin-Etsu Chemical Co. Ltd. (Materials)	1,356,482
4,134	Shinsei Bank Ltd. (Financials)	66,573
5,721	Shionogi & Co. Ltd. (Health Care)	292,410
7,590	Shiseido Co. Ltd. (Consumer Staples)	549,434
9,791	Shizuoka Bank Ltd. (The) (Financials)	78,524
2,731	Showa Denko KK (Materials)	86,543
1,193	SMC Corp. (Industrials)	719,543
53,138	SoftBank Corp. (Communication Services)	682,495
22,348	SoftBank Group Corp. (Communication Services)	1,704,524
1,357	Sohgo Security Services Co. Ltd. (Industrials)	63,547
20,401	Sojitz Corp. (Industrials)	63,443
6,197	Sompo Holdings, Inc. (Financials)	249,683
23,752	Sony Group Corp. (Consumer Discretionary)	2,369,261
1,705	Square Enix Holdings Co. Ltd. (Communication Services)	91,626
2,800	Stanley Electric Co. Ltd. (Consumer Discretionary)	84,401
11,646	Subaru Corp. (Consumer Discretionary)	228,261
671	Sugi Holdings Co. Ltd. (Consumer Staples)	52,838
5,016	SUMCO Corp. (Information Technology)	116,306

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
30,539	Sumitomo Chemical Co. Ltd. (Materials)	$ 170,224
22,285	Sumitomo Corp. (Industrials)	316,519
3,212	Sumitomo Dainippon Pharma Co. Ltd. (Health Care)	61,860
14,195	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	219,556
2,201	Sumitomo Heavy Industries Ltd. (Industrials)	69,447
4,625	Sumitomo Metal Mining Co. Ltd. (Materials)	207,373
24,705	Sumitomo Mitsui Financial Group, Inc. (Financials)	904,633
5,602	Sumitomo Mitsui Trust Holdings, Inc. (Financials)	196,115
6,346	Sumitomo Realty & Development Co. Ltd. (Real Estate)	216,563
3,405	Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	44,027
1,292	Sundrug Co. Ltd. (Consumer Staples)	43,820
2,391	Suntory Beverage & Food Ltd. (Consumer Staples)	89,031
1,205	Suzuken Co. Ltd. (Health Care)	38,021
7,787	Suzuki Motor Corp. (Consumer Discretionary)	341,644
2,918	Sysmex Corp. (Health Care)	303,541
9,442	T&D Holdings, Inc. (Financials)	128,870
2,229	Taiheiyo Cement Corp. (Materials)	52,029
3,580	Taisei Corp. (Industrials)	126,793
724	Taisho Pharmaceutical Holdings Co. Ltd. (Health Care)	41,409
2,346	Taiyo Yuden Co. Ltd. (Information Technology)	111,994
29,905	Takeda Pharmaceutical Co. Ltd. (Health Care)	1,023,527
1,793	TBS Holdings, Inc. (Communication Services)	30,684
2,417	TDK Corp. (Information Technology)	305,930
3,463	Teijin Ltd. (Materials)	57,184
13,673	Terumo Corp. (Health Care)	529,763
2,298	THK Co. Ltd. (Industrials)	76,165
4,399	TIS, Inc. (Information Technology)	113,080
3,730	Tobu Railway Co. Ltd. (Industrials)	95,917
2,065	Toho Co. Ltd. (Communication Services)	86,280
1,722	Toho Gas Co. Ltd. (Utilities)	95,514
9,048	Tohoku Electric Power Co., Inc. (Utilities)	73,799
12,240	Tokio Marine Holdings, Inc. (Financials)	575,522

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
688	Tokyo Century Corp. (Financials)	$ 40,539
28,549	Tokyo Electric Power Co. Holdings, Inc. (Utilities)*	89,560
2,853	Tokyo Electron Ltd. (Information Technology)	1,252,752
8,003	Tokyo Gas Co. Ltd. (Utilities)	158,605
11,382	Tokyu Corp. (Industrials)	153,071
11,577	Tokyu Fudosan Holdings Corp. (Real Estate)	69,794
5,351	Toppan Printing Co. Ltd. (Industrials)	93,761
28,632	Toray Industries, Inc. (Materials)	189,977
8,152	Toshiba Corp. (Industrials)	344,686
5,152	Tosoh Corp. (Materials)	92,054
2,968	TOTO Ltd. (Industrials)	164,087
1,673	Toyo Suisan Kaisha Ltd. (Consumer Staples)	68,152
1,307	Toyoda Gosei Co. Ltd. (Consumer Discretionary)	33,467
1,394	Toyota Boshoku Corp. (Consumer Discretionary)	27,050
2,952	Toyota Industries Corp. (Consumer Discretionary)	256,614
43,266	Toyota Motor Corp. (Consumer Discretionary)	3,593,861
4,299	Toyota Tsusho Corp. (Industrials)	197,017
2,530	Trend Micro, Inc. (Information Technology)	128,829
722	Tsuruha Holdings, Inc. (Consumer Staples)	87,776
7,720	Unicharm Corp. (Consumer Staples)	306,975
54	United Urban Investment Corp. REIT (Real Estate)	77,385
3,974	USS Co. Ltd. (Consumer Discretionary)	70,139
1,802	Welcia Holdings Co. Ltd. (Consumer Staples)	55,465
3,145	West Japan Railway Co. (Industrials)	180,249
397	Workman Co. Ltd. (Consumer Discretionary)	27,183
2,448	Yakult Honsha Co. Ltd. (Consumer Staples)	132,222
13,147	Yamada Holdings Co. Ltd. (Consumer Discretionary)	64,196
3,172	Yamaha Corp. (Consumer Discretionary)	191,805
5,613	Yamaha Motor Co. Ltd. (Consumer Discretionary)	165,621
6,115	Yamato Holdings Co. Ltd. (Industrials)	167,367
2,436	Yamazaki Baking Co. Ltd. (Consumer Staples)	36,748

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
4,782	Yaskawa Electric Corp. (Industrials)	$ 227,849
4,918	Yokogawa Electric Corp. (Information Technology)	79,958
2,563	Yokohama Rubber Co. Ltd. (The) (Consumer Discretionary)	52,507
50,686	Z Holdings Corp. (Communication Services)	242,242
2,124	ZOZO, Inc. (Consumer Discretionary)	72,619

		81,920,635

Jordan – 0.0%
2,727	Hikma Pharmaceuticals PLC (Health Care)	94,497

Luxembourg – 0.2%
13,272	ArcelorMittal (Materials)*	428,352
2,433	Eurofins Scientific SE (Health Care)*	260,455

		688,807

Macau – 0.2%
38,058	Galaxy Entertainment Group Ltd. (Consumer Discretionary)*	318,478
15,745	MGM China Holdings Ltd. (Consumer Discretionary)(a)	25,114
46,758	Sands China Ltd. (Consumer Discretionary)*	214,166
37,196	SJM Holdings Ltd. (Consumer Discretionary)	42,508
27,949	Wynn Macau Ltd. (Consumer Discretionary)*	48,325

		648,591

Mexico – 0.0%
3,541	Fresnillo PLC (Materials)	45,065

Netherlands – 4.5%
8,474	ABN AMRO Bank NV (Financials)*(b)	113,177
492	Adyen NV (Information Technology)*(b)	1,140,045
3,327	Akzo Nobel NV (Materials)	423,921
7,939	ASML Holding NV (Information Technology)	5,341,234
1,996	EXOR NV (Financials)	171,951
1,639	HAL Trust (Financials)	295,090
1,943	Heineken Holding NV (Consumer Staples)	196,450
4,570	Heineken NV (Consumer Staples)	546,340
74,950	ING Groep NV (Financials)	1,042,285
1,450	JDE Peet’s NV (Consumer Staples)*	57,140

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
20,083	Koninklijke Ahold Delhaize NV (Consumer Staples)	$ 583,102
3,264	Koninklijke DSM NV (Materials)	600,382
63,017	Koninklijke KPN NV (Communication Services)	210,180

17,318	Koninklijke Philips NV (Health Care)	977,690
5,363	NN Group NV (Financials)	272,423
2,298	Randstad NV (Industrials)	178,876
78,791	Royal Dutch Shell PLC, Class A (Energy)	1,503,222
71,213	Royal Dutch Shell PLC, Class B (Energy)	1,296,043
5,070	Wolters Kluwer NV (Industrials)	486,300

		15,435,851

New Zealand – 0.4%
14,191	a2 Milk Co. Ltd. (The) (Consumer Staples)*	60,496
23,173	Auckland International Airport Ltd. (Industrials)*	122,643
8,577	Chorus Ltd. (Communication Services)	39,051
14,882	Contact Energy Ltd. (Utilities)	83,403
11,027	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	233,522
14,644	Fletcher Building Ltd. (Materials)	78,884
9,861	Genesis Energy Ltd. (Utilities)	24,057
25,618	Goodman Property Trust REIT (Real Estate)	41,232
13,255	Infratil Ltd. (Utilities)	72,170
1,554	Mainfreight Ltd. (Industrials)	85,073
11,677	Mercury NZ Ltd. (Utilities)	55,367
21,938	Meridian Energy Ltd. (Utilities)	81,911
7,330	Ryman Healthcare Ltd. (Health Care)	69,404
35,520	Spark New Zealand Ltd. (Communication Services)	115,755
2,444	Xero Ltd. (Information Technology)*	245,775

		1,408,743

Norway – 0.8%
428	Aker ASA, Class A (Financials)	33,141
2,073	Aker BP ASA (Energy)	61,106
1,663	Austevoll Seafood ASA (Consumer Staples)	21,754
16,953	DNB ASA (Financials)	377,885
2,271	Entra ASA (Real Estate)(b)	53,923
20,386	Equinor ASA (Energy)	443,258
3,553	Gjensidige Forsikring ASA (Financials)	80,090
7,982	Kahoot! ASA (Communication Services)*	64,004

Shares	Description	Value

Common Stocks – (continued)
Norway – (continued)
1,670	Kongsberg Gruppen ASA (Industrials)	$ 43,250
5,415	Leroy Seafood Group ASA (Consumer Staples)	48,942
8,117	Mowi ASA (Consumer Staples)	211,481
27,794	NEL ASA (Industrials)*	60,839
3,156	Nordic Semiconductor ASA (Information Technology)*	87,930
25,637	Norsk Hydro ASA (Materials)	166,235
14,248	Orkla ASA (Consumer Staples)	148,760
1,004	Salmar ASA (Consumer Staples)	74,209
2,182	Scatec ASA (Utilities)(b)	58,887
1,402	Schibsted ASA, Class A (Communication Services)	68,458
1,862	Schibsted ASA, Class B (Communication Services)	77,192
3,430	SpareBank 1 SR-Bank ASA (Financials)	47,372
8,743	Storebrand ASA (Financials)	87,182
12,267	Telenor ASA (Communication Services)(a)	213,755
2,226	TGS NOPEC Geophysical Co. ASA (Energy)	30,130
2,253	TOMRA Systems ASA (Industrials)	117,022

		2,676,805

Poland – 0.4%
7,417	Allegro.eu SA (Consumer Discretionary)*(b)	117,876
3,074	Bank Pekao SA (Financials)*	79,753
1,319	CD Projekt SA (Communication Services)(a)	63,991
3,806	Cyfrowy Polsat SA (Communication Services)	31,743
921	Dino Polska SA (Consumer Staples)*(b)	71,309
3,506	InPost SA (Industrials)*	68,120
2,621	KGHM Polska Miedz SA (Materials)*	144,474
250	mBank SA (Financials)*	20,375
15,310	PGE Polska Grupa Energetyczna SA (Utilities)*	42,279
5,957	Polski Koncern Naftowy ORLEN SA (Energy)	129,370
31,223	Polskie Gornictwo Naftowe i Gazownictwo SA (Energy)	55,932
16,950	Powszechna Kasa Oszczednosci Bank Polski SA (Financials)*	183,271
10,920	Powszechny Zaklad Ubezpieczen SA (Financials)*	109,468

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Poland – (continued)
640	Santander Bank Polska SA (Financials)*	$ 47,170

		1,165,131

Portugal – 0.2%
52,803	EDP – Energias de Portugal SA (Utilities)	307,330
9,429	Galp Energia SGPS SA (Energy)	118,133
4,694	Jeronimo Martins SGPS SA (Consumer Staples)	90,716

		516,179

Russia – 0.0%
11,057	Evraz PLC (Materials)	99,958

Saudi Arabia – 0.1%
2,705	Delivery Hero SE (Consumer Discretionary)*(b)	366,579

Singapore – 1.1%
63,318	Ascendas Real Estate Investment Trust REIT (Real Estate)	139,250
85,958	CapitaLand Integrated Commercial Trust REIT (Real Estate)	133,172
48,124	CapitaLand Ltd. (Real Estate)	133,112
11,060	City Developments Ltd. (Real Estate)	63,775
41,512	ComfortDelGro Corp. Ltd. (Industrials)	52,706
34,292	DBS Group Holdings Ltd. (Financials)	788,104
45,945	Frasers Logistics & Commercial Trust REIT (Real Estate)	49,306
109,114	Genting Singapore Ltd. (Consumer Discretionary)	69,681
1,825	Jardine Cycle & Carriage Ltd. (Consumer Discretionary)	30,591
27,617	Keppel Corp. Ltd. (Industrials)	111,871
24,790	Keppel DC REIT (Real Estate)	48,149
42,886	Mapletree Commercial Trust REIT (Real Estate)	67,090
32,625	Mapletree Industrial Trust REIT (Real Estate)	67,804
56,310	Mapletree Logistics Trust REIT (Real Estate)	84,261
10,867	Olam International Ltd. (Consumer Staples)	14,454
71,873	Oversea-Chinese Banking Corp. Ltd. (Financials)	678,970

Shares	Description	Value

Common Stocks – (continued)
Singapore – (continued)
12,831	SATS Ltd. (Industrials)*	$ 38,497
24,916	Singapore Airlines Ltd. (Industrials)*(a)	93,397
15,832	Singapore Exchange Ltd. (Financials)	124,316
26,477	Singapore Technologies Engineering Ltd. (Industrials)	77,838
152,150	Singapore Telecommunications Ltd. (Communication Services)	278,267
34,591	Suntec Real Estate Investment Trust REIT (Real Estate)	37,906
27,402	United Overseas Bank Ltd. (Financials)	544,230
10,230	UOL Group Ltd. (Real Estate)	57,366
5,188	Venture Corp. Ltd. (Information Technology)	75,515

		3,859,628

South Africa – 0.3%
22,310	Anglo American PLC (Materials)	991,671

Spain – 2.5%
4,445	ACS Actividades de Construccion y Servicios SA (Industrials)	136,991
1,301	Aena SME SA (Industrials)*(b)	226,628
8,638	Amadeus IT Group SA (Information Technology)*	652,388
121,460	Banco Bilbao Vizcaya Argentaria SA (Financials)*	758,425
329,844	Banco Santander SA (Financials)*	1,386,409
82,581	CaixaBank SA (Financials)	285,793
7,124	Cellnex Telecom SA (Communication Services)*(b)	432,256
2,923	EDP Renovaveis SA (Utilities)	69,433
6,082	Endesa SA (Utilities)	175,218
7,788	Ferrovial SA (Industrials)	227,402
5,655	Grifols SA (Health Care)	157,405
121,192	Iberdrola SA (Utilities)	1,668,958
21,305	Industria de Diseno Textil SA (Consumer Discretionary)	828,410
18,421	Mapfre SA (Financials)(a)	42,142
9,222	Naturgy Energy Group SA (Utilities)	241,189
8,101	Red Electrica Corp. SA (Utilities)	162,036
26,308	Repsol SA (Energy)	351,364
4,279	Siemens Gamesa Renewable Energy SA (Industrials)	141,310

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Spain – (continued)
93,897	Telefonica SA (Communication Services)	$ 461,240

		8,404,997

Sweden – 4.0%
3,307	AAK AB (Consumer Staples)	76,100
5,699	Alfa Laval AB (Industrials)(a)	212,297
18,019	Assa Abloy AB, Class B (Industrials)	554,744
12,131	Atlas Copco AB, Class A (Industrials)	740,531
7,161	Atlas Copco AB, Class B (Industrials)	372,859
2,253	Avanza Bank Holding AB (Financials)	75,183
2,012	Axfood AB (Consumer Staples)	55,922
4,211	Beijer Ref AB (Industrials)	71,602
5,173	Boliden AB (Materials)	207,373
3,994	Castellum AB (Real Estate)	103,332
4,800	Electrolux AB, Series B (Consumer Discretionary)	136,470
6,911	Elekta AB, Class B (Health Care)	95,629
5,059	Embracer Group AB (Communication Services)*	148,272
11,965	Epiroc AB, Class A (Industrials)	272,461
7,001	Epiroc AB, Class B (Industrials)	141,714
6,843	EQT AB (Financials)	248,498
11,677	Essity AB, Class B (Consumer Staples)	403,555
3,131	Evolution AB (Consumer Discretionary)(b)	582,947
5,121	Fabege AB (Real Estate)	83,075
1,899	Fastighets AB Balder, Class B (Real Estate)*	119,346
3,543	Getinge AB, Class B (Health Care)	125,468
14,264	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)*	368,264
37,583	Hexagon AB, Class B (Information Technology)	536,752
1,691	Holmen AB, Class B (Materials)	77,359
7,648	Husqvarna AB, Class B (Consumer Discretionary)	112,581
1,656	ICA Gruppen AB (Consumer Staples)	81,051
2,380	Industrivarden AB, Class A (Financials)	96,895
3,002	Industrivarden AB, Class C (Financials)	117,168
4,852	Indutrade AB (Industrials)	128,095
2,008	Investment AB Latour, Class B (Industrials)	67,900
9,916	Investor AB, Class A (Financials)	227,828
34,972	Investor AB, Class B (Financials)	802,459
4,630	Kinnevik AB, Class B (Financials)*	87,350

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
4,630	Kinnevik AB, Class B (Financials)*	$ 167,412
1,403	L E Lundbergforetagen AB, Class B (Financials)	86,050
4,345	Lifco AB, Class B (Industrials)	96,671
3,543	Lundin Energy AB (Energy)	121,296
32,436	Nibe Industrier AB, Class B (Industrials)	340,777
1,460	Saab AB, Class B (Industrials)	42,913
1,412	Sagax AB, Class B (Real Estate)	40,043
20,523	Sandvik AB (Industrials)	545,271
5,918	Securitas AB, Class B (Industrials)	96,787
827	Sinch AB (Information Technology)*(b)	148,073
29,312	Skandinaviska Enskilda Banken AB, Class A (Financials)	378,121
7,123	Skanska AB, Class B (Industrials)	200,976
8,145	SKF AB, Class B (Industrials)	220,220
3,867	SSAB AB, Class A (Materials)*	20,307
10,493	SSAB AB, Class B (Materials)*	51,168
10,878	Svenska Cellulosa AB SCA, Class B (Materials)	181,697
28,031	Svenska Handelsbanken AB, Class A (Financials)	320,131
668	Svenska Handelsbanken AB, Class B (Financials)	8,075
3,759	Sweco AB, Class B (Industrials)	66,356
20,867	Swedbank AB, Class A (Financials)	382,446
30,310	Swedish Match AB (Consumer Staples)	280,453
3,224	Swedish Orphan Biovitrum AB (Health Care)*	54,974
8,600	Tele2 AB, Class B (Communication Services)	116,984
56,613	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	757,443
42,400	Telia Co. AB (Communication Services)	188,007
4,649	Trelleborg AB, Class B (Industrials)	119,217
3,592	Volvo AB, Class A (Industrials)	97,377
28,183	Volvo AB, Class B (Industrials)	742,184
2,934	Wallenstam AB, Class B (Real Estate)	49,783

		13,452,292

Switzerland – 8.0%
33,882	ABB Ltd. (Industrials)	1,154,936
9,400	Alcon, Inc. (Health Care)	656,292

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
8,641	Cie Financiere Richemont SA (Consumer Discretionary)	$ 1,049,343
44,300	Credit Suisse Group AG (Financials)	485,009
687	Geberit AG (Industrials)	499,040
153	Givaudan SA (Materials)	684,212
9,901	Holcim Ltd. (Materials)*	593,147
1,064	Kuehne + Nagel International AG (Industrials)	359,257
1,426	Lonza Group AG (Health Care)	922,729
52,145	Nestle SA (Consumer Staples)	6,437,812
45,335	Novartis AG (Health Care)	4,009,406
420	Partners Group Holding AG (Financials)	634,631
510	Roche Holding AG (Health Care)	192,769
13,495	Roche Holding AG (Health Care)	4,731,984
370	Schindler Holding AG (Industrials)	107,541
773	Schindler Holding AG Participation Certificates (Industrials)	229,998
102	SGS SA (Industrials)	319,016
2,573	Sika AG (Materials)	829,318
12,503	STMicroelectronics NV (Information Technology)*	466,511
556	Swatch Group AG (The) – Bearer (Consumer Discretionary)	201,384
976	Swatch Group AG (The) – Registered (Consumer Discretionary)	67,557
488	Swisscom AG (Communication Services)	275,867
67,806	UBS Group AG (Financials)	1,107,060
2,886	Zurich Insurance Group AG (Financials)	1,214,297

		27,229,116

United Kingdom – 12.3%
18,694	3i Group PLC (Financials)	329,461
4,992	Admiral Group PLC (Financials)	208,020
8,609	Ashtead Group PLC (Industrials)	628,379
1,330	ASOS PLC (Consumer Discretionary)*	91,968
6,910	Associated British Foods PLC (Consumer Staples)*	227,396
24,219	AstraZeneca PLC (Health Care)	2,762,910
18,161	Auto Trader Group PLC (Communication Services)*(b)	144,610
2,130	AVEVA Group PLC (Information Technology)	105,671
74,736	Aviva PLC (Financials)	435,726

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
61,900	BAE Systems PLC (Industrials)	$ 462,170
329,656	Barclays PLC (Financials)	855,815
19,532	Barratt Developments PLC (Consumer Discretionary)	209,473
2,232	Berkeley Group Holdings PLC (Consumer Discretionary)	148,074
359,995	BP PLC (Energy)	1,562,648
44,066	British American Tobacco PLC (Consumer Staples)	1,695,055
16,131	British Land Co. PLC (The) REIT (Real Estate)	116,644
167,429	BT Group PLC (Communication Services)*	415,075
6,468	Bunzl PLC (Industrials)	209,550
7,769	Burberry Group PLC (Consumer Discretionary)*	235,286
51,367	CK Hutchison Holdings Ltd. (Industrials)	409,003
7,016	Clarivate PLC (Industrials)*	210,761
18,873	CNH Industrial NV (Industrials)	324,046
2,709	Coca-Cola Europacific Partners PLC (Consumer Staples)	163,949
34,253	Compass Group PLC (Consumer Discretionary)*	781,178
30,586	ConvaTec Group PLC (Health Care)(b)	103,039
2,675	Croda International PLC (Materials)	265,037
1,831	DCC PLC (Industrials)	155,454
44,931	Diageo PLC (Consumer Staples)	2,168,533
26,142	Direct Line Insurance Group PLC (Financials)	110,196
26,322	DS Smith PLC (Materials)	156,150
6,427	easyJet PLC (Industrials)*	91,718
11,148	Entain PLC (Consumer Discretionary)*	260,723
17,594	Experian PLC (Industrials)	674,281
4,718	Farfetch Ltd., Class A (Consumer Discretionary)*	218,585
96,654	GlaxoSmithKline PLC (Health Care)	1,842,104
7,261	Halma PLC (Information Technology)	268,082
6,737	Hargreaves Lansdown PLC (Financials)	158,278
392,366	HSBC Holdings PLC (Financials)	2,532,908
18,176	Imperial Brands PLC (Consumer Staples)	412,334
28,830	Informa PLC (Communication Services)*	222,369
3,383	InterContinental Hotels Group PLC (Consumer Discretionary)*	236,040
5,551	Intermediate Capital Group PLC (Financials)	165,516
3,092	Intertek Group PLC (Industrials)	237,963

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
69,632	ITV PLC (Communication Services)*	$ 126,766
42,898	J Sainsbury PLC (Consumer Staples)	161,546
9,463	JD Sports Fashion PLC (Consumer Discretionary)*	126,819
3,717	Johnson Matthey PLC (Materials)	160,529
40,556	Kingfisher PLC (Consumer Discretionary)*	207,181
14,234	Land Securities Group PLC REIT (Real Estate)	141,918
114,597	Legal & General Group PLC (Financials)	461,935
2,765	Liberty Global PLC, Class A (Communication Services)*	75,512
6,824	Liberty Global PLC, Class C (Communication Services)*	185,749
1,362,077	Lloyds Banking Group PLC (Financials)	963,486
8,909	London Stock Exchange Group PLC (Financials)	956,720
49,949	M&G PLC (Financials)	173,155
92,254	Melrose Industries PLC (Industrials)	225,896
68,172	National Grid PLC (Utilities)	907,809
83,089	Natwest Group PLC (Financials)	243,862
2,350	Next PLC (Consumer Discretionary)*	271,820
9,795	Ocado Group PLC (Consumer Discretionary)*	262,341
14,452	Pearson PLC (Communication Services)	167,655
6,082	Persimmon PLC (Consumer Discretionary)	272,498
13,845	Phoenix Group Holdings PLC (Financials)	144,399
50,179	Prudential PLC (Financials)	1,067,906
13,676	Reckitt Benckiser Group PLC (Consumer Staples)	1,234,788
37,109	RELX PLC (Industrials)	967,590
35,682	Rentokil Initial PLC (Industrials)	239,704
16,600	Rightmove PLC (Communication Services)	141,924
159,320	Rolls-Royce Holdings PLC (Industrials)*	241,750
19,910	RSA Insurance Group Ltd. (Financials)	193,146
20,840	Sage Group PLC (The) (Information Technology)	194,012
931	Schroders PLC (Financials)	34,386
2,260	Schroders PLC (Financials)	113,978
22,849	Segro PLC REIT (Real Estate)	338,057
4,579	Severn Trent PLC (Utilities)	159,257
16,877	Smith & Nephew PLC (Health Care)	368,627
7,609	Smiths Group PLC (Industrials)	167,167
1,412	Spirax-Sarco Engineering PLC (Industrials)	254,255
20,034	SSE PLC (Utilities)	438,008

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
10,293	St James’s Place PLC (Financials)	$ 203,950
59,889	Standard Chartered PLC (Financials)	431,191
41,777	Standard Life Aberdeen PLC (Financials)	162,892
68,139	Taylor Wimpey PLC (Consumer Discretionary)	165,591
148,551	Tesco PLC (Consumer Staples)	470,216
11,077	THG PLC (Consumer Discretionary)*	95,647
49,602	Unilever PLC (Consumer Staples)	2,972,422
13,096	United Utilities Group PLC (Utilities)	182,637
541,212	Vodafone Group PLC (Communication Services)	984,520
4,979	Weir Group PLC (The) (Industrials)*	135,542
3,879	Whitbread PLC (Consumer Discretionary)*	175,005
46,194	Wm Morrison Supermarkets PLC (Consumer Staples)	115,830
23,356	WPP PLC (Communication Services)	322,543

		41,822,315

United States – 1.2%
12,184	Avast PLC (Information Technology)(b)	81,366
3,002	Carnival PLC (Consumer Discretionary)*	75,142
751	CyberArk Software Ltd. (Information Technology)*	95,032
4,310	Ferguson PLC (Industrials)	585,672
8,150	James Hardie Industries PLC CDI (Materials)	266,535
17,332	JS Global Lifestyle Co. Ltd. (Consumer Discretionary)*(b)	51,026
10,295	Schneider Electric SE (Industrials)	1,638,086
39,706	Stellantis NV (Consumer Discretionary)	779,013
5,535	Swiss Re AG (Financials)	535,512
8,953	Tenaris SA (Energy)	102,037

		4,209,421

TOTAL COMMON STOCKS
(Cost $266,836,851)		$335,244,237

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Rate	Value

Preferred Stocks – 0.7%
Germany – 0.6%
1,093	Bayerische Motoren Werke AG (Consumer Discretionary)	2.50%	$ 99,725
3,353	Henkel AG & Co. KGaA (Consumer Staples)	1.96	386,226
2,942	Porsche Automobil Holding SE (Consumer Discretionary)	2.25	327,416
655	Sartorius AG (Health Care)	0.18	324,341
3,518	Volkswagen AG (Consumer Discretionary)	2.02	969,155

			2,106,863

Spain – 0.1%
5,023	Grifols SA, Class B (Health Care)	2.23	89,211

TOTAL PREFERRED STOCKS
(Cost $1,450,752)			$ 2,196,074

Units	Description	Expiration Month	Value

Rights – 0.0%
Singapore – 0.0%
1,631	Mapletree Industrial Trust (Real Estate)*	06/21	$ 0
52,074	Singapore Airlines Ltd. (Industrials)*	06/21	0

TOTAL RIGHTS
(Cost $0)			$ 0

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $268,287,603)			$337,440,311

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.1%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,705,196	0.026%	$ 3,705,196
(Cost $3,705,196)

TOTAL INVESTMENTS – 100.4%
(Cost $271,992,799)		$341,145,507

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(1,184,433)

NET ASSETS – 100.0%		$339,961,074

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

MSCI EAFE Index	11	06/18/21	$1,245,221	$40,129

GOLDMAN SACHS MARKETBETA U.S. EQUITY ETF

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 11.4%
8,183	Activision Blizzard, Inc.	$ 795,797
3,171	Alphabet, Inc., Class A*	7,473,571
3,022	Alphabet, Inc., Class C*	7,287,734
2,433	Altice USA, Inc., Class A*	87,734
76,030	AT&T, Inc.	2,237,563
1,346	Charter Communications, Inc., Class A*	934,837
48,463	Comcast Corp., Class A	2,778,868
1,670	Discovery, Inc., Class A*(a)	53,624
3,231	Discovery, Inc., Class C*	97,092
2,635	DISH Network Corp., Class A*	114,675
3,056	Electronic Arts, Inc.	436,794
25,530	Facebook, Inc., Class A*	8,392,477
3,534	Fox Corp., Class A	131,995
1,642	Fox Corp., Class B	59,572
836	IAC/InterActiveCorp*	133,317
257	Liberty Broadband Corp., Class A*	41,649
1,681	Liberty Broadband Corp., Class C*	279,533
863	Liberty Media Corp.-Liberty SiriusXM, Class A*	37,679
1,739	Liberty Media Corp.-Liberty SiriusXM, Class C*	75,664
11,694	Lumen Technologies, Inc.	161,845
2,692	Match Group, Inc.*	385,979
4,646	Netflix, Inc.*	2,336,055
2,274	Omnicom Group, Inc.	187,014
5,638	Pinterest, Inc., Class A*	368,161
1,184	Roku, Inc.*	410,505
703	Sea Ltd. ADR (Taiwan)*	178,028
9,791	Sirius XM Holdings, Inc. (a)	61,194
11,781	Snap, Inc., Class A*	731,836
1,233	Spotify Technology SA*	297,856
1,210	Take-Two Interactive Software, Inc.*	224,528
6,211	T-Mobile US, Inc.*	878,546
8,294	Twitter, Inc.*	481,052
42,604	Verizon Communications, Inc.	2,406,700
99	ViacomCBS, Inc., Class A (a)	4,607
6,087	ViacomCBS, Inc., Class B	258,210
1,357	Vimeo, Inc.*	56,994
19,356	Walt Disney Co. (The)*	3,457,949
460	Zillow Group, Inc., Class A*	54,413
1,668	Zillow Group, Inc., Class C*	195,690

		44,587,337

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – 12.2%
694	Advance Auto Parts, Inc.	$ 131,673
790	Airbnb, Inc., Class A*(a)	110,916
4,586	Amazon.com, Inc.*	14,780,999
2,865	Aptiv PLC*	430,953
235	AutoZone, Inc.*	330,551
2,392	Best Buy Co., Inc.	278,046
435	Booking Holdings, Inc.*	1,027,274
705	Burlington Stores, Inc.*	227,976
1,736	CarMax, Inc.*	199,970
9,043	Carnival Corp.*	267,311
824	Carvana Co.*	218,434
797	Chewy, Inc., Class A*	58,675
295	Chipotle Mexican Grill, Inc.*	404,734
7,503	Coupang, Inc. (South Korea)*(a)	306,047
1,390	Darden Restaurants, Inc.	199,090
2,547	Dollar General Corp.	516,939
2,456	Dollar Tree, Inc.*	239,460
411	Domino’s Pizza, Inc.	175,444
876	DoorDash, Inc., Class A*	131,645
3,614	D.R. Horton, Inc.	344,378
2,892	DraftKings, Inc., Class A*	144,455
6,989	eBay, Inc.	425,490
1,337	Etsy, Inc.*	220,244
1,467	Expedia Group, Inc.*	259,586
41,732	Ford Motor Co.*	606,366
1,602	Garmin Ltd.	227,868
13,849	General Motors Co.*	821,384
1,530	Genuine Parts Co.	200,614
1,411	Hasbro, Inc.	135,414
2,912	Hilton Worldwide Holdings, Inc.*	364,786
11,461	Home Depot, Inc. (The)	3,655,027
4,624	Las Vegas Sands Corp.*	267,036
2,895	Lennar Corp., Class A	286,634
167	Lennar Corp., Class B	13,078
2,763	LKQ Corp.*	140,802
7,649	Lowe’s Cos., Inc.	1,490,255
1,281	Lululemon Athletica, Inc.*	413,930
2,815	Marriott International, Inc., Class A*	404,178
7,959	McDonald’s Corp.	1,861,530
509	MercadoLibre, Inc. (Argentina)*	691,563
4,377	MGM Resorts International	187,642
610	Mohawk Industries, Inc.*	128,515
4,035	Newell Brands, Inc.	115,764
13,427	NIKE, Inc., Class B	1,832,248

GOLDMAN SACHS MARKETBETA U.S. EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
36	NVR, Inc.*	$ 175,940
735	O’Reilly Automotive, Inc.*	393,313
2,719	Peloton Interactive, Inc., Class A*	299,933
2,726	PulteGroup, Inc.	157,536
3,730	Ross Stores, Inc.	471,435
2,321	Royal Caribbean Cruises Ltd.*	216,480
12,540	Starbucks Corp.	1,428,055
5,305	Target Corp.	1,203,811
8,221	Tesla, Inc.*	5,139,934
11,865	TJX Cos., Inc. (The)	801,362
1,231	Tractor Supply Co.	223,673
583	Ulta Beauty, Inc.*	201,345
424	Vail Resorts, Inc.*	138,597
3,452	VF Corp.	275,193
786	Wayfair, Inc., Class A*	240,940
667	Whirlpool Corp.	158,139
1,119	Wynn Resorts Ltd.*	147,563
4,301	Yum China Holdings, Inc. (China)	290,920
3,181	Yum! Brands, Inc.	381,625

		47,620,718

Consumer Staples – 5.9%
19,743	Altria Group, Inc.	971,750
5,927	Archer-Daniels-Midland Co.	394,323
412	Brown-Forman Corp., Class A	30,900
3,223	Brown-Forman Corp., Class B	259,000
2,150	Campbell Soup Co.	104,640
2,611	Church & Dwight Co., Inc.	223,841
1,338	Clorox Co. (The)	236,465
41,306	Coca-Cola Co. (The)	2,283,809
9,017	Colgate-Palmolive Co.	755,444
4,985	Conagra Brands, Inc.	189,929
1,689	Constellation Brands, Inc., Class A	404,887
4,711	Costco Wholesale Corp.	1,782,030
2,282	Estee Lauder Cos., Inc. (The), Class A	699,479
6,494	General Mills, Inc.	408,213
1,556	Hershey Co. (The)	269,266
3,004	Hormel Foods Corp.	145,814
1,116	J M Smucker Co. (The)	148,752
2,469	Kellogg Co.	161,695
7,333	Keurig Dr Pepper, Inc.	271,028
3,595	Kimberly-Clark Corp.	469,615
7,015	Kraft Heinz Co. (The)	305,784

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
7,592	Kroger Co. (The)	$ 280,752
2,630	McCormick & Co., Inc.	234,228
1,976	Molson Coors Beverage Co., Class B*	115,240
14,863	Mondelez International, Inc., Class A	944,246
3,955	Monster Beverage Corp.*	372,838
14,702	PepsiCo, Inc.	2,175,014
16,592	Philip Morris International, Inc.	1,599,967
26,164	Procter & Gamble Co. (The)	3,528,215
5,218	Sysco Corp.	422,658
3,099	Tyson Foods, Inc., Class A	246,371
7,634	Walgreens Boots Alliance, Inc.	402,006
15,375	Walmart, Inc.	2,183,711

		23,021,910

Energy – 2.6%
7,694	Baker Hughes Co.	187,734
2,482	Cheniere Energy, Inc.*	210,722
20,044	Chevron Corp.	2,080,367
14,418	ConocoPhillips	803,659
6,209	EOG Resources, Inc.	498,831
45,074	Exxon Mobil Corp.	2,630,969
8,789	Halliburton Co.	197,313
2,999	Hess Corp.	251,376
20,734	Kinder Morgan, Inc.	380,262
6,914	Marathon Petroleum Corp.	427,285
9,166	Occidental Petroleum Corp.	237,949
4,722	ONEOK, Inc.	249,038
4,659	Phillips 66	392,381
2,291	Pioneer Natural Resources Co.	348,667
14,891	Schlumberger NV	466,535
4,347	Valero Energy Corp.	349,499
12,932	Williams Cos., Inc. (The)	340,629

		10,053,216

Financials – 11.2%
6,734	Aflac, Inc.	381,683
144	Alleghany Corp.*	103,186
3,152	Allstate Corp. (The)	430,595
3,963	Ally Financial, Inc.	216,816
6,445	American Express Co.	1,032,038
9,194	American International Group, Inc.	485,811
1,239	Ameriprise Financial, Inc.	321,942
14,857	Annaly Capital Management, Inc. REIT	137,724

GOLDMAN SACHS MARKETBETA U.S. EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
2,357	Aon PLC, Class A	$ 597,193
2,240	Apollo Global Management, Inc.	128,442
4,164	Arch Capital Group Ltd.*	166,102
2,060	Arthur J Gallagher & Co.	302,017
80,929	Bank of America Corp.	3,430,580
8,564	Bank of New York Mellon Corp. (The)	446,013
13,759	Berkshire Hathaway, Inc., Class B*	3,982,405
1,504	BlackRock, Inc.	1,319,068
7,212	Blackstone Group, Inc. (The)	668,336
4,821	Capital One Financial Corp.	775,120
1,138	Cboe Global Markets, Inc.	126,659
16,073	Charles Schwab Corp. (The)	1,186,991
4,154	Chubb Ltd.	706,138
1,659	Cincinnati Financial Corp.	201,917
22,228	Citigroup, Inc.	1,749,566
4,512	Citizens Financial Group, Inc.	225,149
3,781	CME Group, Inc.	827,132
3,250	Discover Financial Services	381,095
419	Everest Re Group Ltd.	108,923
2,946	Fidelity National Financial, Inc.	138,432
7,549	Fifth Third Bancorp	318,115
1,866	First Republic Bank	357,227
3,141	Franklin Resources, Inc.	107,454
1,145	Globe Life, Inc.	120,706
3,575	Goldman Sachs Group, Inc. (The) (b)	1,329,972
3,797	Hartford Financial Services Group, Inc. (The)	248,134
10,770	Huntington Bancshares, Inc.	170,812
846	Interactive Brokers Group, Inc., Class A	56,902
5,942	Intercontinental Exchange, Inc.	670,733
32,099	JPMorgan Chase & Co.	5,271,940
10,192	KeyCorp	234,824
5,901	KKR & Co., Inc.	328,627
2,411	Loews Corp.	140,754
1,364	M&T Bank Corp.	219,181
143	Markel Corp.*	175,245
5,378	Marsh & McLennan Cos., Inc.	744,046
7,295	MetLife, Inc.	476,801
1,726	Moody’s Corp.	578,814
15,866	Morgan Stanley	1,443,013
853	MSCI, Inc.	399,315
1,222	Nasdaq, Inc.	204,636
2,086	Northern Trust Corp.	252,802
4,497	PNC Financial Services Group, Inc. (The)	875,476
2,903	Principal Financial Group, Inc.	189,827

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
6,226	Progressive Corp. (The)	$ 616,872
4,209	Prudential Financial, Inc.	450,237
1,317	Raymond James Financial, Inc.	174,621
10,207	Regions Financial Corp.	238,946
1,205	Rocket Cos., Inc., Class A	21,341
2,567	S&P Global, Inc.	974,099
1,383	SEI Investments Co.	87,737
3,511	State Street Corp.	305,387
572	SVB Financial Group*	333,413
5,968	Synchrony Financial	282,943
2,388	T. Rowe Price Group, Inc.	456,944
2,672	Travelers Cos., Inc. (The)	426,718
14,270	Truist Financial Corp.	881,601
14,449	US Bancorp	878,210
1,445	W R Berkley Corp.	112,696
43,591	Wells Fargo & Co.	2,036,571
1,363	Willis Towers Watson PLC	356,234

		44,126,999

Health Care – 12.9%
809	10X Genomics, Inc., Class A*	145,620
18,763	Abbott Laboratories	2,188,704
18,529	AbbVie, Inc.	2,097,483
473	ABIOMED, Inc.*	134,606
3,237	Agilent Technologies, Inc.	447,127
2,238	Alexion Pharmaceuticals, Inc.*	395,119
787	Align Technology, Inc.*	464,448
1,574	AmerisourceBergen Corp.	180,601
6,134	Amgen, Inc.	1,459,524
2,611	Anthem, Inc.	1,039,752
5,386	Baxter International, Inc.	442,298
3,094	Becton Dickinson and Co.	748,408
1,609	Biogen, Inc.*	430,375
1,924	BioMarin Pharmaceutical, Inc.*	148,725
15,114	Boston Scientific Corp.*	643,101
23,461	Bristol-Myers Squibb Co.	1,541,857
3,121	Cardinal Health, Inc.	174,994
6,065	Centene Corp.*	446,384
3,220	Cerner Corp.	251,965
3,696	Cigna Corp.	956,710
522	Cooper Cos., Inc. (The)	205,381
13,964	CVS Health Corp.	1,207,048
6,756	Danaher Corp.	1,730,482

GOLDMAN SACHS MARKETBETA U.S. EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
745	DaVita, Inc.*	$ 89,452
2,325	DENTSPLY SIRONA, Inc.	155,589
1,024	Dexcom, Inc.*	378,255
6,583	Edwards Lifesciences Corp.*	631,310
5,032	Elanco Animal Health, Inc.*	181,051
9,039	Eli Lilly & Co.	1,805,450
1,787	Exact Sciences Corp.*	197,517
13,400	Gilead Sciences, Inc.	885,874
2,809	HCA Healthcare, Inc.	603,345
1,496	Henry Schein, Inc.*	113,756
2,718	Hologic, Inc.*	171,397
1,373	Humana, Inc.	600,962
905	IDEXX Laboratories, Inc.*	505,090
1,553	Illumina, Inc.*	629,959
1,980	Incyte Corp.*	165,884
1,251	Intuitive Surgical, Inc.*	1,053,567
2,000	IQVIA Holdings, Inc.*	480,320
580	Jazz Pharmaceuticals PLC*	103,315
28,076	Johnson & Johnson	4,751,863
1,037	Laboratory Corp. of America Holdings*	284,636
1,699	McKesson Corp.	326,871
14,367	Medtronic PLC	1,818,719
26,693	Merck & Co., Inc.	2,025,732
246	Mettler-Toledo International, Inc.*	320,034
3,626	Moderna, Inc.*	670,846
60,083	Pfizer, Inc.	2,327,015
1,417	Quest Diagnostics, Inc.	186,576
1,092	Regeneron Pharmaceuticals, Inc.*	548,654
1,540	ResMed, Inc.	317,009
3,152	Royalty Pharma PLC, Class A	126,458
1,415	Seagen, Inc.*	219,820
3,499	Stryker Corp.	893,190
1,474	Teladoc Health, Inc.*	221,955
498	Teleflex, Inc.	200,291
4,184	Thermo Fisher Scientific, Inc.	1,964,388
10,032	UnitedHealth Group, Inc.	4,132,381
800	Universal Health Services, Inc., Class B	127,704
1,459	Veeva Systems, Inc., Class A*	425,065
2,758	Vertex Pharmaceuticals, Inc.*	575,402
12,851	Viatris, Inc.	195,849
659	Waters Corp.*	212,363
783	West Pharmaceutical Services, Inc.	272,100
2,222	Zimmer Biomet Holdings, Inc.	374,029

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
5,063	Zoetis, Inc.	$ 894,531

		50,646,286

Industrials – 8.6%
6,161	3M Co.	1,250,929
1,434	A O Smith Corp.	101,914
2,450	AMETEK, Inc.	330,995
6,222	Boeing Co. (The)*	1,536,958
9,271	Carrier Global Corp.	425,817
5,808	Caterpillar, Inc.	1,400,193
1,385	C.H. Robinson Worldwide, Inc.	134,373
957	Cintas Corp.	338,338
2,242	Copart, Inc.*	289,240
416	CoStar Group, Inc.*	355,264
8,066	CSX Corp.	807,568
1,542	Cummins, Inc.	396,726
2,998	Deere & Co.	1,082,578
6,786	Delta Air Lines, Inc.*	323,556
1,525	Dover Corp.	229,512
4,242	Eaton Corp. PLC	616,151
6,357	Emerson Electric Co.	608,301
1,301	Equifax, Inc.	305,787
1,787	Expeditors International of Washington, Inc.	224,608
6,110	Fastenal Co.	324,074
2,617	FedEx Corp.	823,858
3,468	Fortive Corp.	251,499
1,468	Fortune Brands Home & Security, Inc.	151,439
660	Generac Holdings, Inc.*	216,955
2,640	General Dynamics Corp.	501,362
93,145	General Electric Co.	1,309,619
7,412	Honeywell International, Inc.	1,711,505
3,931	IHS Markit Ltd.	413,974
3,052	Illinois Tool Works, Inc.	707,332
3,989	Ingersoll Rand, Inc.*	198,014
898	J.B. Hunt Transport Services, Inc.	154,043
7,663	Johnson Controls International PLC	509,896
964	Kansas City Southern	286,964
2,181	L3Harris Technologies, Inc.	475,589
1,494	Leidos Holdings, Inc.	153,508
2,529	Lockheed Martin Corp.	966,584
2,801	Lyft, Inc., Class A*	159,909
2,694	Masco Corp.	162,475
2,685	Norfolk Southern Corp.	754,216

GOLDMAN SACHS MARKETBETA U.S. EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
1,539	Northrop Grumman Corp.	$ 563,074
1,120	Old Dominion Freight Line, Inc.	297,304
4,585	Otis Worldwide Corp.	359,143
3,635	PACCAR, Inc.	332,821
1,374	Parker-Hannifin Corp.	423,398
16,160	Raytheon Technologies Corp.	1,433,554
2,238	Republic Services, Inc.	244,345
1,236	Rockwell Automation, Inc.	325,958
2,385	Rollins, Inc.	81,305
1,113	Roper Technologies, Inc.	500,861
572	Snap-on, Inc.	145,643
6,279	Southwest Airlines Co.*	385,907
1,713	Stanley Black & Decker, Inc.	371,378
2,410	Textron, Inc.	165,013
2,532	Trane Technologies PLC	471,965
551	TransDigm Group, Inc.*	357,511
2,028	TransUnion	216,996
13,472	Uber Technologies, Inc.*	684,782
7,099	Union Pacific Corp.	1,595,358
3,445	United Airlines Holdings, Inc.*	201,016
7,697	United Parcel Service, Inc., Class B	1,651,776
768	United Rentals, Inc.*	256,481
1,716	Verisk Analytics, Inc.	296,576
4,498	Waste Management, Inc.	632,779
1,899	Westinghouse Air Brake Technologies Corp.	157,161
416	W.W. Grainger, Inc.	192,259
1,910	Xylem, Inc.	225,609

		33,561,596

Information Technology – 27.4%
6,776	Accenture PLC, Class A	1,911,916
5,086	Adobe, Inc.*	2,566,294
12,894	Advanced Micro Devices, Inc.*	1,032,552
1,709	Akamai Technologies, Inc.*	195,185
1,395	Amdocs Ltd.	108,950
6,364	Amphenol Corp., Class A	428,043
3,923	Analog Devices, Inc.	645,726
919	ANSYS, Inc.*	310,567
178,990	Apple, Inc.	22,303,944
9,728	Applied Materials, Inc.	1,343,729
595	Arista Networks, Inc.*	201,931
1,271	Atlassian Corp. PLC, Class A*	296,499
2,341	Autodesk, Inc.*	669,198

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
4,560	Automatic Data Processing, Inc.	$ 893,851
4,190	Broadcom, Inc.	1,979,063
1,226	Broadridge Financial Solutions, Inc.	195,522
2,936	Cadence Design Systems, Inc.*	372,843
1,482	CDW Corp.	245,152
41,524	Cisco Systems, Inc.	2,196,620
1,298	Citrix Systems, Inc.	149,218
2,330	Cloudflare, Inc., Class A*	191,200
5,647	Cognizant Technology Solutions Corp., Class A	404,099
7,331	Corning, Inc.	319,852
773	Coupa Software, Inc.*	184,129
2,035	Crowdstrike Holdings, Inc., Class A*	452,075
2,213	Datadog, Inc., Class A*	201,494
2,752	Dell Technologies, Inc., Class C*	271,457
1,992	DocuSign, Inc.*	401,627
3,213	Dropbox, Inc., Class A*	87,876
1,315	Enphase Energy, Inc.*	188,111
582	EPAM Systems, Inc.*	277,963
655	F5 Networks, Inc.*	121,457
6,607	Fidelity National Information Services, Inc.	984,311
6,156	Fiserv, Inc.*	709,171
872	FleetCor Technologies, Inc.*	239,312
1,480	Fortinet, Inc.*	323,439
921	Gartner, Inc.*	213,525
3,125	Global Payments, Inc.	605,344
13,850	Hewlett Packard Enterprise Co.	221,046
13,273	HP, Inc.	387,970
469	HubSpot, Inc.*	236,554
43,709	Intel Corp.	2,496,658
9,523	International Business Machines Corp.	1,368,836
2,840	Intuit, Inc.	1,247,016
1,972	Keysight Technologies, Inc.*	280,773
1,635	KLA Corp.	518,115
1,519	Lam Research Corp.	987,122
7,141	Marvell Technology, Inc.	344,910
9,297	Mastercard, Inc., Class A	3,352,312
2,840	Maxim Integrated Products, Inc.	289,708
2,815	Microchip Technology, Inc.	441,814
11,944	Micron Technology, Inc.*	1,004,968
79,338	Microsoft Corp.	19,809,112
1,798	Motorola Solutions, Inc.	369,147
2,368	NetApp, Inc.	183,212
5,918	NortonLifeLock, Inc.	163,692

GOLDMAN SACHS MARKETBETA U.S. EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
6,345	NVIDIA Corp.	$ 4,122,854
1,302	Okta, Inc.*	289,617
18,553	Oracle Corp.	1,460,863
16,416	Palantir Technologies, Inc., Class A*	376,747
1,012	Palo Alto Networks, Inc.*	367,609
3,435	Paychex, Inc.	347,416
540	Paycom Software, Inc.*	177,984
12,486	PayPal Holdings, Inc.*	3,246,610
1,202	Qorvo, Inc.*	219,629
12,111	QUALCOMM, Inc.	1,629,414
843	RingCentral, Inc., Class A*	221,262
9,480	salesforce.com, Inc.*	2,257,188
2,208	Seagate Technology Holdings PLC (Ireland)	211,416
2,087	ServiceNow, Inc.*	988,988
1,754	Skyworks Solutions, Inc.	298,180
5,184	Slack Technologies, Inc., Class A*	228,303
2,477	Snowflake, Inc., Class A*	589,600
1,736	Splunk, Inc.*	210,403
4,133	Square, Inc., Class A*	919,675
2,357	SS&C Technologies Holdings, Inc.	174,112
1,616	Synopsys, Inc.*	411,013
3,522	TE Connectivity Ltd.	477,865
1,770	Teradyne, Inc.	234,259
9,837	Texas Instruments, Inc.	1,867,259
449	Trade Desk, Inc. (The), Class A*	264,075
2,669	Trimble, Inc.*	207,622
1,680	Twilio, Inc., Class A*	564,480
1,506	Unity Software, Inc.*	142,257
1,054	VeriSign, Inc.*	231,796
17,980	Visa, Inc., Class A	4,086,854
850	VMware, Inc., Class A*(a)	134,206
3,181	Western Digital Corp.*	239,307
4,341	Western Union Co. (The)	106,224
1,935	Workday, Inc., Class A*	442,573
2,620	Xilinx, Inc.	332,740
566	Zebra Technologies Corp., Class A*	281,330
2,213	Zoom Video Communications, Inc., Class A*	733,676
822	Zscaler, Inc.*	159,632

		107,181,248

Materials – 2.6%
2,355	Air Products and Chemicals, Inc.	705,699
1,240	Albemarle Corp.	207,179

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
16,633	Amcor PLC	$ 196,269
3,475	Ball Corp.	285,506
1,207	Celanese Corp.	199,698
7,892	Corteva, Inc.	359,086
7,939	Dow, Inc.	543,186
5,690	DuPont de Nemours, Inc.	481,317
1,449	Eastman Chemical Co.	181,705
2,707	Ecolab, Inc.	582,222
1,371	FMC Corp.	159,982
15,479	Freeport-McMoRan, Inc.	661,263
2,653	International Flavors & Fragrances, Inc.	375,851
4,176	International Paper Co.	263,506
5,557	Linde PLC (United Kingdom)	1,670,434
2,795	LyondellBasell Industries NV, Class A	314,773
661	Martin Marietta Materials, Inc.	240,373
8,520	Newmont Corp.	626,050
3,159	Nucor Corp.	323,924
997	Packaging Corp. of America	148,204
2,525	PPG Industries, Inc.	453,793
2,577	Sherwin-Williams Co. (The)	730,657
906	Southern Copper Corp. (Peru)	63,184
1,414	Vulcan Materials Co.	259,214
2,769	Westrock Co.	161,488

		10,194,563

Real Estate – 2.5%
1,441	Alexandria Real Estate Equities, Inc. REIT	256,873
4,726	American Tower Corp. REIT	1,207,304
1,484	AvalonBay Communities, Inc. REIT	307,099
1,522	Boston Properties, Inc. REIT	178,926
375	Brookfield Property REIT, Inc., Class A REIT	7,027
3,440	CBRE Group, Inc., Class A*	301,963
4,589	Crown Castle International Corp. REIT	869,615
2,992	Digital Realty Trust, Inc. REIT	453,468
3,982	Duke Realty Corp. REIT	185,004
948	Equinix, Inc. REIT	698,411
3,916	Equity Residential REIT	303,294
692	Essex Property Trust, Inc. REIT	204,341
1,394	Extra Space Storage, Inc. REIT	208,835
5,735	Healthpeak Properties, Inc. REIT	191,434
7,437	Host Hotels & Resorts, Inc. REIT*	127,693
6,035	Invitation Homes, Inc. REIT	218,889
3,050	Iron Mountain, Inc. REIT	132,797

GOLDMAN SACHS MARKETBETA U.S. EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
1,212	Mid-America Apartment Communities, Inc. REIT	$ 194,768
7,856	Prologis, Inc. REIT	925,751
1,584	Public Storage REIT	447,448
3,979	Realty Income Corp. REIT	272,164
1,155	SBA Communications Corp. REIT	344,329
3,483	Simon Property Group, Inc. REIT	447,531
3,214	UDR, Inc. REIT	153,083
3,977	Ventas, Inc. REIT	220,525
4,445	Welltower, Inc. REIT	332,353
7,970	Weyerhaeuser Co. REIT	302,541
1,861	W.P. Carey, Inc. REIT	140,412

		9,633,878

Utilities – 2.5%
2,665	Alliant Energy Corp.	152,305
2,708	Ameren Corp.	228,014
5,298	American Electric Power Co., Inc.	455,628
1,930	American Water Works Co., Inc.	299,189
1,356	Atmos Energy Corp.	134,475
605	Avangrid, Inc.	31,871
5,861	CenterPoint Energy, Inc.	148,283
3,092	CMS Energy Corp.	193,992
3,649	Consolidated Edison, Inc.	281,849
8,578	Dominion Energy, Inc.	653,129
2,052	DTE Energy Co.	283,155
8,198	Duke Energy Corp.	821,604
4,045	Edison International	225,994
2,138	Entergy Corp.	225,046
2,415	Evergy, Inc.	149,706
3,651	Eversource Energy	296,425
10,403	Exelon Corp.	469,383
5,850	FirstEnergy Corp.	221,773
20,884	NextEra Energy, Inc.	1,529,126
4,161	NiSource, Inc.	106,106
16,028	PG&E Corp.*	162,524
1,199	Pinnacle West Capital Corp.	101,411
8,206	PPL Corp.	238,877
5,377	Public Service Enterprise Group, Inc.	334,019
3,227	Sempra Energy	437,226
11,282	Southern Co. (The)	721,145
3,360	WEC Energy Group, Inc.	315,538

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
5,719	Xcel Energy, Inc.	$ 405,363

		9,623,156

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $309,696,434)		$390,250,907

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.2%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
613,532	0.026%	$ 613,532
(Cost $613,532)

TOTAL INVESTMENTS – 100.0% (Cost $310,309,966)		$390,864,439

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		91,546

NET ASSETS – 100.0%		$390,955,985

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MARKETBETA ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

GOLDMAN SACHS MARKETBETA ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded.

Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and ETFs. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS MARKETBETA ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31, 2021:

MARKETBETA EMERGING MARKETS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$1,281,580	$—	$—
Asia	31,375,390	1,010,333	17,397
Europe	237,044	—	—
North America	1,092,408	—	—
South America	1,868,070	492,968	—
Securities Lending Reinvestment Vehicle	246,541	—	—

Total	$36,101,033	$1,503,301	$17,397

MARKETBETA INTERNATIONAL EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	991,671	—	—
Asia	103,465,256	—	—
Europe	196,265,804	2,307,390	—
North America	3,987,951	266,535	—
Oceania	29,757,406	—	—
South America	311,380	86,918	—
Securities Lending Reinvestment Vehicle	3,705,196	—	—

Total	$338,484,664	$2,660,843	$—

Derivative Type

Assets(b)
Futures Contracts	$40,129	$—	$—

GOLDMAN SACHS MARKETBETA ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MARKETBETA U.S. EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$774,995	$—	$—
Europe	1,881,850	—	—
North America	386,839,314	—	—
South America	754,748	—	—
Securities Lending Reinvestment Vehicle	613,532	—	—

Total	$390,864,439	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party (fair value) service for certain international equity securities resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain at fiscal year end.

For further information regarding security characteristics, see the Schedules of Investments.

C. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The MarketBeta Emerging Markets Equity, MarketBeta International Equity, and MarketBeta U.S. Equity Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM

GOLDMAN SACHS MARKETBETA ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

Please refer to the Fund’s respective Schedule of Investments to find the table which provide information about the Funds’ investment in the Goldman Sachs Financial Square Government Fund for the period ended May 31, 2021.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Foreign Custody Risk — The Fund invests in foreign securities and as such, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some

GOLDMAN SACHS MARKETBETA ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Index Risk — Solactive AG (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Market and Credit Risks —In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.